Quarterly Holdings Report
for
Fidelity® Total Bond ETF
November 30, 2023
T14-NPRT1-0124
1.9862234.109
Corporate Bonds - 32.2%
		Principal Amount (a)	Value ($)
Convertible Bonds - 0.1%
COMMUNICATION SERVICES - 0.1%
Media - 0.1%
DISH Network Corp.:
2.375% 3/15/24		525,000	501,690
3.375% 8/15/26		2,828,000	1,279,669
			1,781,359
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Spirit Aerosystems, Inc. 3.25% 11/1/28 (b)		10,000	11,703

Ground Transportation - 0.0%
Uber Technologies, Inc. 0.875% 12/1/28 (b)		20,000	20,679

TOTAL INDUSTRIALS			32,382

INFORMATION TECHNOLOGY - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Seagate HDD Cayman 3.5% 6/1/28 (b)		310,000	351,230
Western Digital Corp. 3% 11/15/28 (b)		370,000	423,280
			774,510
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Redfin Corp. 0.5% 4/1/27		1,047,000	596,790

UTILITIES - 0.0%
Electric Utilities - 0.0%
PG&E Corp. 4.25% 12/1/27 (b)		400,000	400,000

Independent Power and Renewable Electricity Producers - 0.0%
NextEra Energy Partners LP 2.5% 6/15/26 (b)		218,000	190,641

TOTAL UTILITIES			590,641

TOTAL CONVERTIBLE BONDS			3,775,682
Nonconvertible Bonds - 32.1%
COMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 0.7%
Altice France SA:
5.125% 1/15/29(b)		515,000	374,128
5.125% 7/15/29(b)		855,000	611,360
5.5% 1/15/28(b)		1,840,000	1,406,596
5.5% 10/15/29(b)		500,000	360,764
AT&T, Inc.:
2.55% 12/1/33		4,162,000	3,239,896
3.8% 12/1/57		3,772,000	2,578,274
4.3% 2/15/30		315,000	298,028
4.5% 3/9/48		10,000	8,158
5.15% 11/15/46		500,000	447,781
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)		1,228,000	1,114,564
Cablevision Lightpath LLC:
3.875% 9/15/27(b)		85,000	72,024
5.625% 9/15/28(b)		70,000	52,333
Cogent Communications Group, Inc. 7% 6/15/27 (b)		505,000	496,163
Frontier Communications Holdings LLC:
5% 5/1/28(b)		1,698,000	1,523,393
5.875% 10/15/27(b)		580,000	544,896
6.75% 5/1/29(b)		890,000	753,705
8.75% 5/15/30(b)		235,000	234,333
IHS Holding Ltd. 5.625% 11/29/26 (b)		210,000	180,272
Level 3 Financing, Inc.:
3.625% 1/15/29(b)(c)		65,000	31,850
4.25% 7/1/28(b)(c)		185,000	98,050
4.625% 9/15/27(b)(c)		70,000	42,000
10.5% 5/15/30(b)		1,316,000	1,220,590
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (b)		400,000	234,000
Qtel International Finance Ltd. 2.625% 4/8/31 (b)		250,000	210,000
Sable International Finance Ltd. 5.75% 9/7/27 (b)		1,300,000	1,196,117
Sitios Latinoamerica S.A.B. de CV 5.375% 4/4/32 (b)		296,000	261,102
Telecom Italia Capital SA 6% 9/30/34		693,000	625,113
Telecom Italia SpA 5.303% 5/30/24 (b)		210,000	208,330
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (b)		235,000	222,222
Telefonica Emisiones S.A.U. 5.375% 2/2/26	GBP	335,000	421,285
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)		200,000	182,500
Verizon Communications, Inc.:
2.1% 3/22/28		1,241,000	1,098,902
2.55% 3/21/31		22,372,000	18,576,873
2.987% 10/30/56		1,624,000	996,936
3% 3/22/27		221,000	207,008
4.862% 8/21/46		875,000	781,072
5.012% 4/15/49		38,000	35,354
Virgin Media Finance PLC 5% 7/15/30 (b)		405,000	338,444
Windstream Escrow LLC 7.75% 8/15/28 (b)		1,240,000	1,022,305
Zayo Group Holdings, Inc.:
4% 3/1/27(b)		205,000	156,408
6.125% 3/1/28(b)		275,000	184,615
			42,647,744
Entertainment - 0.1%
Allen Media LLC 10.5% 2/15/28 (b)		400,000	201,766
Roblox Corp. 3.875% 5/1/30 (b)		1,027,000	881,936
The Walt Disney Co.:
3.8% 3/22/30		1,824,000	1,715,059
4.7% 3/23/50		1,346,000	1,229,734
Universal Music Group NV 4% 6/13/31 (Reg. S)	EUR	490,000	534,083
			4,562,578
Interactive Media & Services - 0.0%
Baidu, Inc. 1.72% 4/9/26		375,000	343,706
Tencent Holdings Ltd.:
1.81% 1/26/26(b)		250,000	232,000
2.39% 6/3/30(b)		200,000	165,200
			740,906
Media - 1.8%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (b)		639,000	569,532
Altice Financing SA:
5% 1/15/28(b)		3,140,000	2,688,640
5.75% 8/15/29(b)		1,205,000	990,503
Altice France Holding SA 6% 2/15/28 (b)		975,000	393,782
Cable Onda SA 4.5% 1/30/30 (b)		465,000	382,946
Cable One, Inc. 4% 11/15/30 (b)		200,000	156,108
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.5% 5/1/32		460,000	378,868
4.5% 6/1/33(b)		832,000	665,655
4.75% 3/1/30(b)		3,439,000	3,009,681
5% 2/1/28(b)		1,000,000	937,079
5.125% 5/1/27(b)		370,000	352,039
5.375% 6/1/29(b)		2,064,000	1,913,992
5.5% 5/1/26(b)		100,000	97,831
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
2.25% 1/15/29		6,000,000	5,055,980
4.4% 4/1/33		31,404,000	27,863,844
5.25% 4/1/53		7,305,000	5,850,027
5.375% 5/1/47		3,681,000	2,976,887
5.5% 4/1/63		2,636,000	2,085,667
5.75% 4/1/48		1,936,000	1,633,174
6.484% 10/23/45		197,000	182,821
Clear Channel Outdoor Holdings, Inc.:
5.125% 8/15/27(b)		1,115,000	1,032,045
7.5% 6/1/29(b)		280,000	220,688
9% 9/15/28(b)		155,000	156,550
Comcast Corp.:
3.9% 3/1/38		71,000	60,451
4.65% 7/15/42		162,000	142,332
CSC Holdings LLC:
4.125% 12/1/30(b)		325,000	231,306
5.375% 2/1/28(b)		1,695,000	1,441,151
5.5% 4/15/27(b)		600,000	530,456
Discovery Communications LLC:
3.625% 5/15/30		5,565,000	4,917,606
4.65% 5/15/50		1,770,000	1,336,601
DISH DBS Corp. 5.75% 12/1/28 (b)		549,000	406,636
DISH Network Corp. 11.75% 11/15/27 (b)		4,442,000	4,409,251
Fox Corp.:
4.03% 1/25/24		101,000	100,678
4.709% 1/25/29		145,000	141,320
5.476% 1/25/39		143,000	130,613
5.576% 1/25/49		95,000	84,616
Lagardere S.C.A. 2.125% 10/16/26 (Reg. S)	EUR	300,000	324,787
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (b)		200,000	167,960
Magallanes, Inc.:
3.755% 3/15/27		1,175,000	1,108,697
4.054% 3/15/29		407,000	376,003
4.279% 3/15/32		25,912,000	22,858,613
5.05% 3/15/42		847,000	699,311
5.141% 3/15/52		6,181,000	4,940,230
Outfront Media Capital LLC / Corp. 7.375% 2/15/31 (b)		560,000	574,280
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26(b)		427,000	318,073
6.5% 9/15/28(b)		265,000	124,113
Sirius XM Radio, Inc.:
3.875% 9/1/31(b)		2,100,000	1,699,145
4% 7/15/28(b)		320,000	285,917
4.125% 7/1/30(b)		635,000	535,781
TEGNA, Inc. 4.75% 3/15/26 (b)		600,000	577,602
Time Warner Cable LLC:
5.5% 9/1/41		16,000	13,235
5.875% 11/15/40		1,356,000	1,172,236
6.55% 5/1/37		157,000	148,264
6.75% 6/15/39		674,000	642,768
7.3% 7/1/38		211,000	211,057
Univision Communications, Inc.:
4.5% 5/1/29(b)		1,500,000	1,316,136
6.625% 6/1/27(b)		165,000	162,602
8% 8/15/28(b)		205,000	207,222
Virgin Media Secured Finance PLC 4.5% 8/15/30 (b)		1,185,000	1,016,896
Ziggo Bond Co. BV 6% 1/15/27 (b)		400,000	381,274
			113,389,558
Wireless Telecommunication Services - 0.5%
AXIAN Telecom 7.375% 2/16/27 (b)		200,000	181,922
CT Trust 5.125% 2/3/32 (b)		350,000	289,669
Intelsat Jackson Holdings SA 6.5% 3/15/30 (b)		1,365,000	1,264,893
Millicom International Cellular SA:
4.5% 4/27/31(b)		1,263,000	1,005,980
6.25% 3/25/29(b)		630,000	581,175
Rogers Communications, Inc.:
3.2% 3/15/27		1,271,000	1,184,760
3.8% 3/15/32		1,109,000	965,317
Sprint Corp. 7.125% 6/15/24		200,000	200,939
T-Mobile U.S.A., Inc.:
3.875% 4/15/30		21,734,000	19,963,005
4.375% 4/15/40		207,000	176,910
4.5% 4/15/50		407,000	338,471
VMED O2 UK Financing I PLC 4.25% 1/31/31 (b)		840,000	706,167
Vodafone Group PLC 4.875% 10/3/78 (Reg. S) (d)	GBP	385,000	469,032
VTR Comunicaciones SpA 5.125% 1/15/28 (b)		575,000	227,901
			27,556,141
TOTAL COMMUNICATION SERVICES			188,896,927

CONSUMER DISCRETIONARY - 1.5%
Automobile Components - 0.1%
Clarios Global LP / Clarios U.S. Finance Co. 6.75% 5/15/28 (b)		255,000	257,289
Hertz Corp. 5% 12/1/29 (b)		69,000	52,959
Macquarie AirFinance Holdings:
8.125% 3/30/29(b)		670,000	682,831
8.375% 5/1/28(b)		295,000	302,434
Metalsa SA de CV 3.75% 5/4/31 (b)		225,000	175,219
PECF USS Intermediate Holding III Corp. 8% 11/15/29 (b)		465,000	215,063
Robert Bosch GmbH 4.375% 6/2/43 (Reg. S)	EUR	300,000	325,345
Schaeffler AG 3.375% 10/12/28 (Reg. S)	EUR	800,000	818,935
ZF Europe Finance BV 2% 2/23/26 (Reg. S)	EUR	600,000	610,649
ZF Finance GmbH 2% 5/6/27 (Reg. S)	EUR	200,000	197,563
ZF North America Capital, Inc.:
4.75% 4/29/25(b)		465,000	454,385
6.875% 4/14/28(b)		365,000	370,201
			4,462,873
Automobiles - 0.1%
Ford Motor Co. 3.25% 2/12/32		400,000	319,025
General Motors Financial Co., Inc.:
2.25% 9/6/24 (Reg. S)	GBP	350,000	429,407
4.35% 4/9/25		3,810,000	3,728,844
5.15% 8/15/26 (Reg. S)	GBP	110,000	136,419
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 11.4932% 10/15/26 (b)(d)(e)		1,958,000	1,954,567
			6,568,262
Broadline Retail - 0.1%
Alibaba Group Holding Ltd. 2.125% 2/9/31		150,000	120,752
JD.com, Inc. 3.375% 1/14/30		255,000	224,099
John Lewis PLC 6.125% 1/21/25	GBP	1,335,000	1,665,568
Kohl's Corp. 4.25% 7/17/25		40,000	38,480
Marks & Spencer PLC 3.75% 5/19/26 (Reg. S)	GBP	100,000	120,248
Match Group Holdings II LLC:
3.625% 10/1/31(b)		921,000	752,918
4.125% 8/1/30(b)		85,000	73,966
Nordstrom, Inc. 4.375% 4/1/30		840,000	698,408
Prosus NV:
3.061% 7/13/31(b)		140,000	108,544
3.68% 1/21/30(b)		200,000	167,750
4.193% 1/19/32(b)		400,000	334,000
			4,304,733
Distributors - 0.0%
Inchcape PLC 6.5% 6/9/28 (Reg. S)	GBP	590,000	752,911
Windsor Holdings III, LLC 8.5% 6/15/30 (b)		305,000	313,728
			1,066,639
Diversified Consumer Services - 0.1%
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)		1,670,000	1,626,163
Service Corp. International 5.125% 6/1/29		615,000	587,325
Sotheby's 7.375% 10/15/27 (b)		376,000	344,813
TKC Holdings, Inc.:
6.875% 5/15/28(b)		475,000	428,688
10.5% 5/15/29(b)		560,000	484,400
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)		995,000	935,184
			4,406,573
Hotels, Restaurants & Leisure - 0.5%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28(b)		576,000	530,170
4% 10/15/30(b)		955,000	823,289
4.375% 1/15/28(b)		600,000	556,858
5.75% 4/15/25(b)		130,000	129,568
Affinity Gaming LLC 6.875% 12/15/27 (b)		962,000	837,484
Aramark Services, Inc.:
5% 4/1/25(b)		275,000	272,897
5% 2/1/28(b)		1,496,000	1,415,741
Bimbo Bakeries U.S.A., Inc. 6.4% 1/15/34 (b)		200,000	212,850
Boyd Gaming Corp.:
4.75% 12/1/27		380,000	359,741
4.75% 6/15/31(b)		400,000	353,962
Caesars Entertainment, Inc.:
4.625% 10/15/29(b)		600,000	527,223
6.25% 7/1/25(b)		595,000	591,575
7% 2/15/30(b)		120,000	120,108
8.125% 7/1/27(b)		1,190,000	1,212,316
Carnival Corp.:
5.75% 3/1/27(b)		440,000	418,145
7% 8/15/29(b)		748,000	762,630
7.625% 3/1/26(b)		1,955,000	1,965,794
10.5% 6/1/30(b)		1,870,000	1,993,949
ClubCorp Holdings, Inc. 8.5% 9/15/25 (b)		75,000	65,793
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.:
4.625% 1/15/29(b)		400,000	355,380
6.75% 1/15/30(b)		820,000	691,957
Garden SpinCo Corp. 8.625% 7/20/30 (b)		90,000	94,470
GENM Capital Labuan Ltd. 3.882% 4/19/31 (b)		300,000	245,250
Golden Entertainment, Inc. 7.625% 4/15/26 (b)		580,000	581,235
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32(b)		1,964,000	1,649,454
4% 5/1/31(b)		450,000	395,916
Life Time, Inc. 8% 4/15/26 (b)		715,000	715,000
Lindblad Expeditions LLC 6.75% 2/15/27 (b)		69,000	67,275
MajorDrive Holdings IV LLC 6.375% 6/1/29 (b)		664,000	562,581
McDonald's Corp.:
3.5% 7/1/27		269,000	255,969
4.2% 4/1/50		1,792,000	1,458,567
Meituan:
2.125% 10/28/25(b)		400,000	372,480
3.05% 10/28/30(b)		200,000	163,046
Melco Resorts Finance Ltd.:
5.375% 12/4/29(b)		200,000	166,795
5.75% 7/21/28(b)		220,000	195,800
MGM Resorts International 4.75% 10/15/28		860,000	795,547
NagaCorp Ltd. 7.95% 7/6/24 (Reg. S)		250,000	244,795
NCL Corp. Ltd.:
3.625% 12/15/24(b)		610,000	590,048
8.375% 2/1/28(b)		420,000	434,470
NCL Finance Ltd. 6.125% 3/15/28 (b)		1,300,000	1,179,593
Ontario Gaming GTA LP 8% 8/1/30 (b)		15,000	15,152
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27(b)		1,400,000	1,346,954
5.5% 8/31/26(b)		1,000,000	972,797
5.5% 4/1/28(b)		1,085,000	1,036,472
7.25% 1/15/30(b)		200,000	203,716
11.625% 8/15/27(b)		60,000	65,072
Scientific Games Corp. 7.5% 9/1/31 (b)		215,000	218,153
Station Casinos LLC 4.5% 2/15/28 (b)		610,000	551,715
Viking Cruises Ltd.:
6.25% 5/15/25(b)		500,000	495,000
9.125% 7/15/31(b)		275,000	286,017
Whitbread PLC 2.375% 5/31/27 (Reg. S)	GBP	100,000	111,752
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.25% 5/15/27(b)		340,000	323,809
5.5% 3/1/25(b)		300,000	296,385
Wynn Macau Ltd.:
4.875% 10/1/24(b)		325,000	317,788
5.5% 10/1/27(b)		100,000	91,132
Yum! Brands, Inc.:
3.625% 3/15/31		400,000	343,558
4.625% 1/31/32		1,030,000	926,230
			31,967,423
Household Durables - 0.0%
LGI Homes, Inc. 8.75% 12/15/28 (b)		305,000	313,723
Newell Brands, Inc.:
4.7% 4/1/26		500,000	482,674
6.375% 4/1/36(f)		460,000	406,246
Tempur Sealy International, Inc. 4% 4/15/29 (b)		565,000	489,042
The Berkeley Group PLC 2.5% 8/11/31 (Reg. S)	GBP	1,065,000	965,802
TopBuild Corp. 4.125% 2/15/32 (b)		248,000	211,933
			2,869,420
Leisure Products - 0.0%
Mattel, Inc.:
5.45% 11/1/41		980,000	837,013
5.875% 12/15/27(b)		1,257,000	1,236,090
6.2% 10/1/40		380,000	356,745
			2,429,848
Specialty Retail - 0.4%
AutoNation, Inc. 4.75% 6/1/30		127,000	117,831
AutoZone, Inc. 4% 4/15/30		4,155,000	3,844,852
Bath & Body Works, Inc. 6.625% 10/1/30 (b)		1,000,000	989,792
Carvana Co.:
4.875% 9/1/29(b)		875,000	498,892
5.875% 10/1/28(b)		650,000	383,500
12% 12/1/28 pay-in-kind(b)(d)		300,000	236,940
LBM Acquisition LLC 6.25% 1/15/29 (b)		1,670,000	1,398,825
LCM Investments Holdings 8.25% 8/1/31 (b)		135,000	135,705
Lowe's Companies, Inc.:
3.35% 4/1/27		191,000	181,145
3.75% 4/1/32		10,447,000	9,347,736
4.25% 4/1/52		2,401,000	1,885,169
4.45% 4/1/62		2,460,000	1,904,094
4.5% 4/15/30		176,000	169,701
Michaels Companies, Inc. 7.875% 5/1/29 (b)		500,000	284,240
O'Reilly Automotive, Inc. 4.2% 4/1/30		188,000	175,960
Sally Holdings LLC 5.625% 12/1/25		15,000	14,765
TJX Companies, Inc. 3.875% 4/15/30		4,000	3,741
Valvoline, Inc.:
3.625% 6/15/31(b)		700,000	574,000
4.25% 2/15/30(b)		85,000	83,978
Victoria's Secret & Co. 4.625% 7/15/29 (b)		247,000	200,436
			22,431,302
Textiles, Apparel & Luxury Goods - 0.2%
Crocs, Inc. 4.125% 8/15/31 (b)		600,000	490,500
Tapestry, Inc.:
7% 11/27/26		1,959,000	1,980,125
7.05% 11/27/25		726,000	734,995
7.35% 11/27/28		3,039,000	3,062,170
7.7% 11/27/30		3,039,000	3,080,764
7.85% 11/27/33		3,039,000	3,086,361
The William Carter Co. 5.625% 3/15/27 (b)		105,000	101,825
Wolverine World Wide, Inc. 4% 8/15/29 (b)		1,310,000	1,009,368
			13,546,108
TOTAL CONSUMER DISCRETIONARY			94,053,181

CONSUMER STAPLES - 1.4%
Beverages - 0.3%
Anheuser-Busch InBev Finance, Inc. 4.9% 2/1/46		1,137,000	1,052,876
Anheuser-Busch InBev SA NV 9.75% 7/30/24	GBP	75,000	96,957
Anheuser-Busch InBev Worldwide, Inc.:
4.35% 6/1/40		624,000	552,743
4.5% 6/1/50		6,964,000	6,139,299
4.75% 4/15/58		350,000	311,059
5.45% 1/23/39		377,000	378,157
5.55% 1/23/49		2,806,000	2,860,653
5.8% 1/23/59 (Reg. S)		1,068,000	1,115,408
Central American Bottling Corp. 5.25% 4/27/29 (b)		200,000	181,900
Molson Coors Beverage Co. 3% 7/15/26		4,389,000	4,157,811
Primo Water Holdings, Inc. 4.375% 4/30/29 (b)		416,000	369,097
The Coca-Cola Co.:
3.375% 3/25/27		1,134,000	1,093,000
3.45% 3/25/30		562,000	524,502
Triton Water Holdings, Inc. 6.25% 4/1/29 (b)		1,571,000	1,345,169
			20,178,631
Consumer Staples Distribution & Retail - 0.2%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
4.875% 2/15/30(b)		1,200,000	1,122,013
6.5% 2/15/28(b)		445,000	446,840
C&S Group Enterprises LLC 5% 12/15/28 (b)		610,000	491,050
Dollar Tree, Inc. 4% 5/15/25		2,307,000	2,246,250
NBM U.S. Holdings, Inc. 6.625% 8/6/29 (b)		210,000	195,615
Performance Food Group, Inc.:
5.5% 10/15/27(b)		740,000	716,238
6.875% 5/1/25(b)		415,000	415,218
REWE International Finance 4.875% 9/13/30 (Reg. S)	EUR	400,000	445,857
Sysco Corp.:
5.95% 4/1/30		948,000	981,379
6.6% 4/1/50		530,000	580,809
Tesco Corporate Treasury Services PLC:
2.75% 4/27/30 (Reg. S)	GBP	665,000	708,049
5.5% 2/27/35 (Reg. S)	GBP	160,000	192,553
U.S. Foods, Inc.:
4.75% 2/15/29(b)		1,400,000	1,297,714
6.875% 9/15/28(b)		185,000	187,568
			10,027,153
Food Products - 0.5%
Adecoagro SA 6% 9/21/27 (b)		180,000	169,911
Camposol SA 6% 2/3/27 (b)		150,000	91,142
Chobani LLC/Finance Corp., Inc. 4.625% 11/15/28 (b)		193,000	174,395
Darling Ingredients, Inc.:
5.25% 4/15/27(b)		381,000	369,972
6% 6/15/30(b)		130,000	125,513
JBS U.S.A. Food Co. 3.625% 1/15/32 (b)		80,000	65,463
JBS U.S.A. Lux SA / JBS Food Co.:
2.5% 1/15/27		2,610,000	2,348,922
3% 5/15/32		2,405,000	1,874,218
5.125% 2/1/28		910,000	883,485
5.5% 1/15/30		17,739,000	16,813,899
5.75% 4/1/33		4,103,000	3,874,579
Lamb Weston Holdings, Inc. 4.375% 1/31/32 (b)		1,460,000	1,272,532
MARB BondCo PLC 3.95% 1/29/31 (b)		215,000	166,088
Pilgrim's Pride Corp. 4.25% 4/15/31		640,000	554,261
Post Holdings, Inc.:
4.5% 9/15/31(b)		51,000	44,402
4.625% 4/15/30(b)		180,000	160,811
5.5% 12/15/29(b)		635,000	596,920
5.625% 1/15/28(b)		130,000	126,489
5.75% 3/1/27(b)		196,000	192,628
TreeHouse Foods, Inc. 4% 9/1/28		670,000	569,948
			30,475,578
Household Products - 0.0%
Reckitt Benckiser Treasury Services PLC 3.875% 9/14/33 (Reg. S)	EUR	520,000	576,113

Personal Care Products - 0.0%
BellRing Brands, Inc. 7% 3/15/30 (b)		220,000	223,773

Tobacco - 0.4%
Altria Group, Inc.:
3.875% 9/16/46		703,000	494,650
4.25% 8/9/42		448,000	342,396
4.5% 5/2/43		289,000	227,980
4.8% 2/14/29		86,000	83,920
5.375% 1/31/44		532,000	516,165
5.95% 2/14/49		300,000	292,348
BAT Capital Corp.:
4.7% 4/2/27		3,039,000	2,966,636
4.906% 4/2/30		10,332,000	9,861,980
5.282% 4/2/50		1,336,000	1,074,748
Imperial Brands Finance Netherlands BV 5.25% 2/15/31 (Reg. S)	EUR	950,000	1,039,744
Imperial Tobacco Finance PLC:
4.25% 7/21/25(b)		450,000	439,093
6.125% 7/27/27(b)		3,927,000	3,980,586
8.125% 3/15/24	GBP	335,000	424,815
Reynolds American, Inc.:
4.45% 6/12/25		33,000	32,448
5.7% 8/15/35		28,000	26,278
5.85% 8/15/45		180,000	159,008
			21,962,795
TOTAL CONSUMER STAPLES			83,444,043

ENERGY - 4.2%
Energy Equipment & Services - 0.1%
CGG SA 8.75% 4/1/27 (b)		675,000	612,563
Guara Norte SARL 5.198% 6/15/34 (b)		176,852	155,154
Halliburton Co.:
3.8% 11/15/25		2,000	1,950
4.85% 11/15/35		55,000	52,191
Jonah Energy Parent LLC 12% 11/5/25 (c)(g)		59,607	61,920
Nabors Industries, Inc. 9.125% 1/31/30 (b)		95,000	95,247
Seadrill Finance Ltd. 8.375% 8/1/30 (b)		125,000	128,069
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		580,000	582,900
Technip Energies NV 1.125% 5/28/28	EUR	270,000	258,418
The Oil and Gas Holding Co. 7.5% 10/25/27 (b)		400,000	414,375
Transocean Aquila Ltd. 8% 9/30/28 (b)		376,000	376,741
Transocean Poseidon Ltd. 6.875% 2/1/27 (b)		675,000	666,485
Transocean, Inc.:
7.5% 1/15/26(b)		512,000	499,200
8% 2/1/27(b)		600,000	574,368
8.75% 2/15/30(b)		266,000	271,662
Valaris Ltd. 8.375% 4/30/30 (b)		557,000	560,325
			5,311,568
Oil, Gas & Consumable Fuels - 4.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.75% 3/1/27 (b)		338,000	330,712
California Resources Corp. 7.125% 2/1/26 (b)		228,000	229,379
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.75% 7/15/28 (b)		190,000	183,825
Canacol Energy Ltd. 5.75% 11/24/28 (b)		125,000	93,750
Canadian Natural Resources Ltd.:
2.05% 7/15/25		5,600,000	5,282,228
3.85% 6/1/27		2,800,000	2,663,060
5.85% 2/1/35		1,246,000	1,216,162
Cenovus Energy, Inc.:
2.65% 1/15/32		634,000	506,296
3.75% 2/15/52		210,000	145,594
5.25% 6/15/37		1,285,000	1,167,765
5.4% 6/15/47		168,000	150,100
6.75% 11/15/39		257,000	266,173
Centennial Resource Production LLC:
5.875% 7/1/29(b)		748,000	714,340
7% 1/15/32(b)		75,000	75,205
Citgo Petroleum Corp.:
6.375% 6/15/26(b)		600,000	594,536
7% 6/15/25(b)		208,000	205,761
8.375% 1/15/29(b)		1,565,000	1,577,672
CNX Resources Corp. 6% 1/15/29 (b)		248,000	236,490
Columbia Pipelines Operating Co. LLC:
5.927% 8/15/30(b)		525,000	527,103
6.036% 11/15/33(b)		1,415,000	1,427,836
6.497% 8/15/43(b)		423,000	428,033
6.544% 11/15/53(b)		762,000	779,677
6.714% 8/15/63(b)		456,000	470,422
Comstock Resources, Inc. 6.75% 3/1/29 (b)		800,000	736,533
Continental Resources, Inc. 5.75% 1/15/31 (b)		305,000	296,006
CVR Energy, Inc.:
5.25% 2/15/25(b)		400,000	394,106
5.75% 2/15/28(b)		2,607,000	2,410,719
DCP Midstream Operating LP 5.125% 5/15/29		1,035,000	1,017,471
Delek Logistics Partners LP 7.125% 6/1/28 (b)		865,000	814,960
DT Midstream, Inc. 4.125% 6/15/29 (b)		1,030,000	924,703
Ecopetrol SA:
4.625% 11/2/31		360,000	287,172
8.875% 1/13/33		480,000	492,576
EG Global Finance PLC 12% 11/30/28 (b)		2,580,000	2,683,200
EIG Pearl Holdings SARL 3.545% 8/31/36 (b)		715,000	593,450
Empresa Nacional de Petroleo 6.15% 5/10/33 (b)		200,000	194,078
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (b)		910,000	887,679
Energean Israel Finance Ltd. 4.875% 3/30/26 (Reg. S) (b)		300,000	274,261
Energean PLC 6.5% 4/30/27 (b)		490,000	431,200
Energy Transfer LP:
3.75% 5/15/30		32,317,000	28,995,150
4.95% 6/15/28		246,000	240,006
5% 5/15/50		1,080,000	911,099
5.25% 4/15/29		1,892,000	1,858,495
5.4% 10/1/47		577,000	507,939
5.625% 5/1/27(b)		3,712,000	3,647,226
5.8% 6/15/38		137,000	130,790
6% 6/15/48		1,869,000	1,777,502
6.25% 4/15/49		109,000	107,207
7.375% 2/1/31(b)		225,000	231,314
EnLink Midstream LLC:
5.625% 1/15/28(b)		753,000	730,598
6.5% 9/1/30(b)		585,000	588,801
Enterprise Products Operating LP 3.7% 2/15/26		5,310,000	5,159,240
EQM Midstream Partners LP:
6.5% 7/1/27(b)		195,000	195,310
7.5% 6/1/27(b)		425,000	434,387
Exxon Mobil Corp. 3.482% 3/19/30		2,903,000	2,686,425
FEL Energy VI SARL 5.75% 12/1/40 (b)		182,793	155,347
Galaxy Pipeline Assets BidCo Ltd.:
2.16% 3/31/34(b)		97,686	82,487
2.625% 3/31/36(b)		690,000	548,550
GeoPark Ltd. 5.5% 1/17/27 (b)		200,000	172,900
Global Partners LP/GLP Finance Corp.:
6.875% 1/15/29		1,125,000	1,047,566
7% 8/1/27		422,000	404,481
Golar LNG Ltd. 7% 10/20/25 (b)		570,000	558,800
Harvest Midstream I LP 7.5% 9/1/28 (b)		610,000	601,085
Hess Corp.:
5.6% 2/15/41		7,867,000	7,911,835
5.8% 4/1/47		360,000	370,972
7.125% 3/15/33		110,000	124,773
7.3% 8/15/31		2,372,000	2,678,583
7.875% 10/1/29		303,000	341,407
Hess Midstream Partners LP:
5.125% 6/15/28(b)		1,735,000	1,660,369
5.625% 2/15/26(b)		505,000	498,688
HF Sinclair Corp.:
5% 2/1/28(h)		600,000	551,088
6.375% 4/15/27(h)		180,000	176,403
Howard Midstream Energy Partners LLC 8.875% 7/15/28 (b)		560,000	582,352
KazMunaiGaz National Co.:
3.5% 4/14/33(b)		185,000	143,745
5.375% 4/24/30(b)		85,000	79,773
Kinder Morgan Energy Partners LP:
5.5% 3/1/44		287,000	255,710
6.55% 9/15/40		13,000	13,105
Kinder Morgan, Inc.:
5.05% 2/15/46		34,000	28,499
5.55% 6/1/45		193,000	174,588
Kosmos Energy Ltd. 7.125% 4/4/26 (b)		625,000	584,063
Leviathan Bond Ltd. 6.125% 6/30/25 (Reg. S) (b)		350,000	337,750
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (b)		483,126	363,552
Medco Maple Tree Pte. Ltd. 8.96% 4/27/29 (b)		250,000	248,125
Medco Oak Tree Pte Ltd. 7.375% 5/14/26 (b)		375,000	370,781
MEG Energy Corp. 7.125% 2/1/27 (b)		910,000	920,529
Mesquite Energy, Inc. 7.25% (b)(c)(i)		269,000	0
MPLX LP:
4.8% 2/15/29		83,000	80,358
4.875% 12/1/24		160,000	158,245
4.95% 9/1/32		4,161,000	3,940,330
5.5% 2/15/49		249,000	226,009
NAK Naftogaz Ukraine 7.65% (Reg. S) (i)		332,500	221,113
New Fortress Energy, Inc.:
6.5% 9/30/26(b)		8,321,000	7,903,268
6.75% 9/15/25(b)		817,000	791,839
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (b)		400,000	401,503
Northern Oil & Gas, Inc.:
8.125% 3/1/28(b)		500,000	505,158
8.75% 6/15/31(b)		395,000	409,813
Occidental Petroleum Corp.:
4.2% 3/15/48		210,000	153,852
4.3% 8/15/39		105,000	80,032
4.4% 4/15/46		410,000	314,098
4.4% 8/15/49		255,000	179,455
5.55% 3/15/26		1,088,000	1,084,396
6.2% 3/15/40		250,000	246,493
6.45% 9/15/36		858,000	878,669
6.6% 3/15/46		216,000	221,350
7.5% 5/1/31		16,861,000	18,356,824
7.875% 9/15/31		65,000	71,763
8.875% 7/15/30		1,880,000	2,141,414
Ovintiv, Inc.:
5.15% 11/15/41		1,386,000	1,101,422
6.625% 8/15/37		1,341,000	1,336,385
7.375% 11/1/31		290,000	310,548
8.125% 9/15/30		652,000	720,140
Parkland Corp.:
4.5% 10/1/29(b)		160,000	142,537
4.625% 5/1/30(b)		1,230,000	1,097,775
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28		300,000	288,171
7.875% 9/15/30(b)		1,000,000	1,000,000
Petroleos de Venezuela SA:
5.375%(i)		750,000	86,516
9.75%(b)(i)		670,000	90,374
Petroleos Mexicanos:
4.5% 1/23/26		907,000	825,452
5.95% 1/28/31		38,930,000	29,018,422
6.35% 2/12/48		11,201,000	6,601,757
6.49% 1/23/27		435,000	391,522
6.5% 3/13/27		1,894,000	1,701,522
6.625% 6/15/35		750,000	522,563
6.7% 2/16/32		750,000	582,818
6.75% 9/21/47		1,870,000	1,140,513
6.84% 1/23/30		1,668,000	1,344,408
6.95% 1/28/60		2,435,000	1,484,011
7.69% 1/23/50		12,145,000	8,038,776
Petronas Capital Ltd.:
3.404% 4/28/61(b)		155,000	100,363
3.5% 4/21/30(b)		200,000	181,580
Petrorio Luxembourg SARL 6.125% 6/9/26 (b)		200,000	193,600
Phillips 66 Co. 3.85% 4/9/25		98,000	95,875
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29		3,078,000	2,746,244
3.6% 11/1/24		139,000	136,208
PT Adaro Indonesia 4.25% 10/31/24 (b)		300,000	290,442
PT Pertamina Persero 4.175% 1/21/50 (b)		75,000	55,883
Qatar Petroleum:
1.375% 9/12/26(b)		400,000	360,000
2.25% 7/12/31(b)		600,000	490,500
3.125% 7/12/41(b)		690,000	493,350
3.3% 7/12/51(b)		520,000	346,177
Range Resources Corp. 4.875% 5/15/25		400,000	393,666
Rockies Express Pipeline LLC 4.95% 7/15/29 (b)		860,000	793,819
Sabine Pass Liquefaction LLC 4.5% 5/15/30		1,431,000	1,350,998
Saudi Arabian Oil Co.:
2.25% 11/24/30(b)		745,000	612,688
3.25% 11/24/50(b)		495,000	321,131
3.5% 4/16/29(b)		455,000	419,146
3.5% 11/24/70(b)		95,000	58,900
4.25% 4/16/39(b)		815,000	679,506
4.375% 4/16/49(b)		45,000	35,663
Sitio Royalties OP / Sitio Finance Corp. 7.875% 11/1/28 (b)		203,000	203,796
SM Energy Co. 6.75% 9/15/26		600,000	592,160
Southwestern Energy Co. 4.75% 2/1/32		390,000	347,825
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29		490,000	446,607
5.875% 3/15/28		610,000	597,405
6% 4/15/27		10,000	9,942
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
6% 12/31/30(b)		6,883,000	6,214,836
7.5% 10/1/25(b)		357,000	359,051
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (b)		275,000	212,919
The Williams Companies, Inc.:
3.5% 11/15/30		30,596,000	27,166,129
3.9% 1/15/25		521,000	510,184
4% 9/15/25		180,000	175,045
4.65% 8/15/32		1,793,000	1,680,421
5.3% 8/15/52		406,000	369,013
5.4% 3/2/26		1,365,000	1,364,131
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30		167,000	147,389
3.95% 5/15/50		542,000	406,711
Tullow Oil PLC 10.25% 5/15/26 (b)		461,000	408,972
Venture Global Calcasieu Pass LLC:
3.875% 11/1/33(b)		400,000	327,390
6.25% 1/15/30(b)		1,960,000	1,923,480
Viper Energy, Inc. 7.375% 11/1/31 (b)		125,000	126,500
Western Gas Partners LP:
3.1% 2/1/25		255,000	247,201
3.95% 6/1/25		70,000	67,959
4.5% 3/1/28		300,000	285,535
4.65% 7/1/26		156,000	151,487
4.75% 8/15/28		80,000	76,856
5.25% 2/1/50		50,000	41,671
5.3% 3/1/48		150,000	124,246
			252,831,842
TOTAL ENERGY			258,143,410

FINANCIALS - 12.8%
Banks - 6.5%
Access Bank PLC 6.125% 9/21/26 (b)		285,000	243,764
AIB Group PLC:
1.875% 11/19/29 (Reg. S)(d)	EUR	660,000	690,823
2.25% 4/4/28 (Reg. S)(d)	EUR	1,375,000	1,399,855
6.608% 9/13/29(b)(d)		335,000	341,459
Alpha Bank SA 4.25% 2/13/30 (Reg. S) (d)	EUR	475,000	489,221
Bank of America Corp.:
2.299% 7/21/32(d)		2,050,000	1,609,040
2.3% 7/25/25 (Reg. S)	GBP	355,000	425,202
3.419% 12/20/28(d)		67,595,000	62,093,179
4.2% 8/26/24		160,000	158,080
4.25% 10/22/26		2,667,000	2,578,137
5.015% 7/22/33(d)		17,517,000	16,644,176
Bank of Ireland Group PLC:
1.375% 8/11/31 (Reg. S)(d)	EUR	1,440,000	1,426,703
2.029% 9/30/27(b)(d)		955,000	852,689
Barclays PLC:
2.279% 11/24/27(d)		8,400,000	7,531,255
2.645% 6/24/31(d)		5,000,000	4,022,110
5.262% 1/29/34 (Reg. S)(d)	EUR	620,000	693,749
5.746% 8/9/33(d)		870,000	839,307
5.829% 5/9/27(d)		3,190,000	3,168,729
6.224% 5/9/34(d)		2,720,000	2,672,741
6.49% 9/13/29(d)		12,895,000	13,039,964
7.437% 11/2/33(d)		400,000	426,054
8.407% 11/14/32 (Reg. S)(d)	GBP	200,000	261,367
BNP Paribas SA:
2.159% 9/15/29(b)(d)		1,350,000	1,142,154
2.219% 6/9/26(b)(d)		4,250,000	4,018,271
2.5% 3/31/32 (Reg. S)(d)	EUR	600,000	600,541
4.125% 5/24/33 (Reg. S)	EUR	600,000	660,716
BPCE SA 1.5% 1/13/42 (Reg. S) (d)	EUR	600,000	575,744
Citigroup, Inc.:
2.75% 1/24/24	GBP	280,000	351,875
3.352% 4/24/25(d)		572,000	565,771
3.875% 3/26/25		2,657,000	2,586,754
4.3% 11/20/26		5,255,000	5,070,565
4.4% 6/10/25		556,000	545,037
4.412% 3/31/31(d)		6,594,000	6,112,784
4.45% 9/29/27		728,000	697,126
4.658% 5/24/28(d)		36,973,000	36,100,094
4.91% 5/24/33(d)		6,705,000	6,308,090
5.875% 7/1/24 (Reg. S)	GBP	425,000	535,136
Commerzbank AG 8.625% 2/28/33 (Reg. S) (d)	GBP	300,000	388,800
Commonwealth Bank of Australia 3.61% 9/12/34 (b)(d)		297,000	254,397
Credit Agricole SA:
UK Government Bonds 1 Year + 2.180% 6.375% 6/14/31 (Reg. S)(d)(e)	GBP	500,000	652,419
1.25% 10/2/24 (Reg. S)	GBP	500,000	608,649
Danske Bank A/S:
2.25% 1/14/28 (Reg. S)(d)	GBP	1,135,000	1,274,166
4.625% 4/13/27 (Reg. S)(d)	GBP	100,000	122,953
4.75% 6/21/30 (Reg. S)(d)	EUR	1,141,000	1,272,668
First Citizens Bank & Trust Co. 6.125% 3/9/28		174,000	173,831
HSBC Holdings PLC:
4.856% 5/23/33 (Reg. S)(d)	EUR	300,000	335,063
4.95% 3/31/30		227,000	219,915
6.254% 3/9/34(d)		500,000	509,243
6.8% 9/14/31(d)	GBP	925,000	1,208,229
7.39% 11/3/28(d)		200,000	211,187
8.201% 11/16/34 (Reg. S)(d)	GBP	400,000	532,653
ING Groep NV:
3% 2/18/26 (Reg. S)	GBP	400,000	478,200
4.5% 5/23/29 (Reg. S)(d)	EUR	400,000	439,345
4.75% 5/23/34 (Reg. S)(d)	EUR	1,300,000	1,450,757
Intesa Sanpaolo SpA:
4.198% 6/1/32(b)(d)		263,000	203,656
5.017% 6/26/24(b)		200,000	197,532
5.71% 1/15/26(b)		3,790,000	3,719,834
JPMorgan Chase & Co.:
2.739% 10/15/30(d)		2,883,000	2,486,843
2.956% 5/13/31(d)		701,000	596,623
3.875% 9/10/24		190,000	187,258
4.452% 12/5/29(d)		54,878,000	52,565,460
4.493% 3/24/31(d)		12,651,000	11,960,803
4.586% 4/26/33(d)		5,144,000	4,787,804
4.912% 7/25/33(d)		8,706,000	8,280,164
5.299% 7/24/29(d)		4,000,000	3,986,327
5.717% 9/14/33(d)		6,900,000	6,875,043
Jyske Bank A/S 5% 10/26/28 (d)	EUR	400,000	443,532
KBC Group NV 6.324% 9/21/34 (b)(d)		695,000	698,532
Lloyds Bank Corporate Markets PLC 1.75% 7/11/24 (Reg. S)	GBP	300,000	369,381
Lloyds Banking Group PLC:
1.985% 12/15/31(d)	GBP	140,000	154,315
4.5% 1/11/29 (Reg. S)(d)	EUR	625,000	688,714
4.75% 9/21/31 (Reg. S)(d)	EUR	1,350,000	1,497,921
Magyar Export-Import Bank 6.125% 12/4/27 (b)		200,000	198,500
NatWest Group PLC:
2.105% 11/28/31 (Reg. S)(d)	GBP	645,000	704,965
3.073% 5/22/28(d)		775,000	704,614
4.771% 2/16/29 (Reg. S)(d)	EUR	1,265,000	1,396,775
5.847% 3/2/27(d)		5,629,000	5,610,239
7.416% 6/6/33 (Reg. S)(d)	GBP	380,000	485,528
NatWest Markets PLC 0.125% 11/12/25 (Reg. S)	EUR	165,000	167,139
Nordea Bank Abp 4.125% 5/5/28 (Reg. S)	EUR	855,000	940,936
Rabobank Nederland 4% 1/10/30 (Reg. S)	EUR	600,000	656,827
Santander UK Group Holdings PLC 3.625% 1/14/26 (Reg. S)	GBP	358,000	430,136
Societe Generale:
1.038% 6/18/25(b)(d)		4,000,000	3,881,101
1.488% 12/14/26(b)(d)		11,855,000	10,729,209
4.75% 11/24/25(b)		200,000	193,477
6.691% 1/10/34(b)(d)		1,030,000	1,031,620
Synchrony Bank:
5.4% 8/22/25		1,668,000	1,615,892
5.625% 8/23/27		1,510,000	1,430,355
UniCredit SpA:
2.731% 1/15/32 (Reg. S)(d)	EUR	395,000	389,474
5.459% 6/30/35(b)(d)		337,000	294,390
5.861% 6/19/32(b)(d)		755,000	710,955
Virgin Money UK PLC 7.625% 8/23/29 (Reg. S) (d)	GBP	785,000	1,017,291
Wells Fargo & Co.:
2.125% 12/20/23 (Reg. S)	GBP	280,000	352,829
3.526% 3/24/28(d)		42,341,000	39,697,590
4.478% 4/4/31(d)		9,036,000	8,432,499
4.897% 7/25/33(d)		9,553,000	8,934,940
5.013% 4/4/51(d)		3,790,000	3,369,709
5.574% 7/25/29(d)		4,000,000	3,993,582
6.303% 10/23/29(d)		3,000,000	3,090,378
Western Alliance Bancorp. 3% 6/15/31 (d)		487,000	392,322
Westpac Banking Corp. 4.11% 7/24/34 (d)		405,000	358,028
			398,521,779
Capital Markets - 3.2%
Affiliated Managers Group, Inc. 3.5% 8/1/25		81,000	77,792
Ares Capital Corp.:
2.15% 7/15/26		7,000,000	6,267,729
3.875% 1/15/26		2,302,000	2,180,772
Blackstone Private Credit Fund:
4.7% 3/24/25		4,307,000	4,195,944
4.875% 4/14/26	GBP	505,000	590,107
7.05% 9/29/25		6,813,000	6,885,643
Coinbase Global, Inc.:
3.375% 10/1/28(b)		235,000	189,091
3.625% 10/1/31(b)		105,000	77,210
Deutsche Bank AG:
3.25% 5/24/28 (Reg. S)(d)	EUR	600,000	621,943
4% 6/24/32 (Reg. S)(d)	EUR	900,000	904,791
4.5% 4/1/25		2,787,000	2,703,146
6.125% 12/12/30 (Reg. S)(d)	GBP	800,000	977,528
Deutsche Bank AG New York Branch:
3.729% 1/14/32(d)		3,000,000	2,361,976
5.882% 7/8/31(d)		5,000,000	4,550,999
6.72% 1/18/29(d)		1,460,000	1,485,600
6.819% 11/20/29(d)		5,198,000	5,295,801
Goldman Sachs Group, Inc.:
2.383% 7/21/32(d)		2,140,000	1,685,119
3.102% 2/24/33(d)		5,872,000	4,841,715
3.691% 6/5/28(d)		48,170,000	45,229,208
3.75% 5/22/25		200,000	194,438
3.8% 3/15/30		3,352,000	3,038,110
3.814% 4/23/29(d)		1,341,000	1,245,935
4.25% 10/21/25		554,000	539,587
6.75% 10/1/37		6,606,000	6,940,508
Hightower Holding LLC 6.75% 4/15/29 (b)		4,590,000	3,968,749
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (b)		248,000	221,976
Moody's Corp.:
3.25% 1/15/28		108,000	100,872
3.75% 3/24/25		822,000	804,142
Morgan Stanley:
3.622% 4/1/31(d)		1,770,000	1,570,818
4.35% 9/8/26		2,767,000	2,684,221
4.431% 1/23/30(d)		47,524,000	45,115,846
4.656% 3/2/29(d)	EUR	200,000	222,183
4.889% 7/20/33(d)		10,578,000	9,908,650
5% 11/24/25		3,385,000	3,347,876
5.449% 7/20/29(d)		2,267,000	2,258,403
MSCI, Inc. 4% 11/15/29 (b)		600,000	539,822
UBS Group AG:
1.494% 8/10/27(b)(d)		1,344,000	1,193,950
2.125% 11/15/29 (Reg. S)(d)	GBP	335,000	357,778
2.193% 6/5/26(b)(d)		3,100,000	2,915,239
2.593% 9/11/25(b)(d)		1,207,000	1,172,894
3.75% 3/26/25		250,000	242,561
3.869% 1/12/29(b)(d)		250,000	230,185
4.125% 9/24/25(b)		200,000	193,276
4.194% 4/1/31(b)(d)		1,509,000	1,354,617
4.55% 4/17/26		250,000	243,284
4.988% 8/5/33 (Reg. S)(d)		815,000	750,095
6.537% 8/12/33(b)(d)		8,880,000	9,062,244
7.375% 9/7/33 (Reg. S)(d)	GBP	551,000	759,428
VistaJet Malta Finance PLC / XO Management Holding, Inc.:
6.375% 2/1/30(b)		660,000	461,568
7.875% 5/1/27(b)		395,000	333,775
9.5% 6/1/28(b)		195,000	161,550
			193,256,694
Consumer Finance - 1.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24		684,000	656,305
2.45% 10/29/26		954,000	869,086
3% 10/29/28		1,000,000	881,355
3.3% 1/30/32		1,069,000	886,090
4.45% 4/3/26		276,000	268,294
5.75% 6/6/28		12,000,000	11,952,096
6.45% 4/15/27(b)		2,392,000	2,423,838
6.5% 7/15/25		603,000	605,850
Ally Financial, Inc.:
4.75% 6/9/27		2,500,000	2,364,426
5.75% 11/20/25		4,607,000	4,521,338
5.8% 5/1/25		832,000	825,757
6.7% 2/14/33		468,000	435,133
7.1% 11/15/27		15,346,000	15,648,534
8% 11/1/31		2,683,000	2,843,989
Capital One Financial Corp.:
2.636% 3/3/26(d)		1,228,000	1,161,327
3.273% 3/1/30(d)		1,571,000	1,349,972
3.65% 5/11/27		5,794,000	5,381,226
3.8% 1/31/28		519,000	477,592
4.927% 5/10/28(d)		2,886,000	2,760,842
4.985% 7/24/26(d)		1,758,000	1,716,079
5.247% 7/26/30(d)		21,030,000	19,779,439
7.624% 10/30/31(d)		4,766,000	4,981,044
Discover Financial Services:
3.75% 3/4/25		586,000	567,266
4.1% 2/9/27		197,000	182,893
4.5% 1/30/26		5,267,000	5,098,779
6.7% 11/29/32		500,000	496,289
Ford Motor Credit Co. LLC:
4.063% 11/1/24		2,533,000	2,473,609
4.125% 8/17/27		6,810,000	6,293,263
4.687% 6/9/25		275,000	267,163
4.95% 5/28/27		1,665,000	1,588,329
5.113% 5/3/29		325,000	305,426
5.125% 6/16/25		205,000	200,395
5.584% 3/18/24		1,528,000	1,524,923
6.86% 6/5/26	GBP	370,000	472,352
OneMain Finance Corp.:
4% 9/15/30		900,000	733,156
6.875% 3/15/25		515,000	518,767
7.125% 3/15/26		374,000	377,127
9% 1/15/29		1,875,000	1,933,765
Shriram Transport Finance Co. Ltd. 4.15% 7/18/25 (b)		300,000	283,500
Synchrony Financial:
3.95% 12/1/27		1,916,000	1,721,302
4.375% 3/19/24		2,272,000	2,258,755
5.15% 3/19/29		3,443,000	3,183,337
			113,270,008
Financial Services - 0.8%
Altus Midstream LP 5.875% 6/15/30 (b)		205,000	195,280
Block, Inc. 3.5% 6/1/31		980,000	820,168
Brixmor Operating Partnership LP:
3.85% 2/1/25		3,770,000	3,664,491
4.05% 7/1/30		890,000	798,606
4.125% 6/15/26		833,000	796,412
4.125% 5/15/29		2,196,000	2,002,859
Corebridge Financial, Inc.:
3.5% 4/4/25		575,000	557,202
3.65% 4/5/27		1,926,000	1,808,970
3.85% 4/5/29		15,274,000	13,984,652
3.9% 4/5/32		2,988,000	2,615,767
4.35% 4/5/42		218,000	174,905
4.4% 4/5/52		644,000	502,132
Emerald Debt Merger Sub LLC 6.625% 12/15/30 (b)		830,000	827,925
Equitable Holdings, Inc. 4.35% 4/20/28		5,256,000	4,992,290
GACI First Investment 5.25% 10/13/32 (Reg. S)		200,000	200,000
GGAM Finance Ltd.:
7.75% 5/15/26(b)		670,000	671,016
8% 2/15/27(b)		560,000	563,629
8% 6/15/28(b)		1,054,000	1,066,079
Gn Bondco LLC 9.5% 10/15/31 (b)		140,000	132,979
GTCR W-2 Merger Sub LLC 7.5% 1/15/31 (b)		765,000	779,344
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.25% 5/15/27		2,413,000	2,177,733
6.25% 5/15/26		2,059,000	1,943,992
6.375% 12/15/25		1,364,000	1,316,075
Jackson Financial, Inc.:
3.125% 11/23/31		408,000	324,758
5.17% 6/8/27		818,000	794,545
5.67% 6/8/32		1,733,000	1,681,613
KfW:
0% 9/17/30 (Reg. S)	EUR	500,000	446,861
2.875% 5/29/26 (Reg. S)	EUR	600,000	650,864
2.875% 6/7/33 (Reg. S)	EUR	350,000	376,233
Leighton Finance U.S.A. Pty Ltd. 1.5% 5/28/29 (Reg. S)	EUR	715,000	635,215
Liberty Costa Rica SR SF 10.875% 1/15/31 (b)		200,000	196,248
MDGH GMTN RSC Ltd.:
2.875% 11/7/29(b)		300,000	265,125
4.375% 11/22/33(b)		200,000	185,750
5.084% 5/22/53(b)		200,000	180,250
5.5% 4/28/33(b)		200,000	202,500
Nationwide Building Society:
3% 5/6/26 (Reg. S)	GBP	250,000	298,078
6.178% 12/7/27 (Reg. S)(d)	GBP	300,000	379,810
NCR Atleos Corp. 9.5% 4/1/29 (b)		345,000	356,278
Pine Street Trust I 4.572% 2/15/29 (b)		514,000	476,549
Pine Street Trust II 5.568% 2/15/49 (b)		800,000	677,253
PTT Treasury Center Co. Ltd. 3.7% 7/16/70 (b)		75,000	48,562
Scientific Games Holdings LP/Scientific Games U.S. Finco, Inc. 6.625% 3/1/30 (b)		330,000	295,350
			51,064,348
Insurance - 0.5%
Acrisure LLC / Acrisure Finance, Inc.:
4.25% 2/15/29(b)		600,000	524,042
6% 8/1/29(b)		600,000	516,939
Admiral Group PLC 8.5% 1/6/34 (Reg. S)	GBP	295,000	391,933
AIA Group Ltd. 3.2% 9/16/40 (b)		625,000	443,235
Alliant Holdings Intermediate LLC:
6.75% 10/15/27(b)		1,795,000	1,721,378
6.75% 4/15/28(b)		260,000	259,757
American International Group, Inc. 3.4% 6/30/30		2,180,000	1,937,690
AmWINS Group, Inc. 4.875% 6/30/29 (b)		1,264,000	1,137,630
Cloverie PLC 4.5% 9/11/44 (Reg. S) (d)		340,000	333,158
Demeter Investments BV 5.625% 8/15/52 (Reg. S) (d)		1,375,000	1,302,950
Fidelidade-Companhia de Seguros SA 4.25% 9/4/31 (Reg. S) (d)	EUR	200,000	190,299
Five Corners Funding Trust II 2.85% 5/15/30 (b)		5,993,000	5,123,113
Hartford Financial Services Group, Inc. 4.3% 4/15/43		604,000	487,027
HUB International Ltd.:
7% 5/1/26(b)		675,000	671,464
7.25% 6/15/30(b)		320,000	327,060
Liberty Mutual Group, Inc.:
4.569% 2/1/29(b)		130,000	124,596
7.8% 3/7/87(b)		200,000	194,462
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29		2,310,000	2,248,070
4.75% 3/15/39		142,000	130,305
National Financial Partners Corp. 8.5% 10/1/31 (b)		185,000	191,078
Pacific LifeCorp 5.125% 1/30/43 (b)		554,000	493,248
Prudential Funding Asia PLC 2.95% 11/3/33 (Reg. S) (d)		975,000	831,188
QBE Insurance Group Ltd. 2.5% 9/13/38 (Reg. S) (d)	GBP	415,000	428,805
Sagicor Financial Co. Ltd. 5.3% 5/13/28 (b)		200,000	189,040
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(d)		200,000	187,257
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (b)		1,852,000	1,642,222
TIAA Asset Management Finance LLC 4.125% 11/1/24 (b)		3,501,000	3,444,240
Unum Group:
3.875% 11/5/25		349,000	336,223
4% 6/15/29		2,474,000	2,276,147
USI, Inc. 6.875% 5/1/25 (b)		1,072,000	1,063,917
Zurich Finance (Ireland) DAC 3.5% 5/2/52 (Reg. S) (d)		1,300,000	1,008,631
			30,157,104
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc. 4.75% 3/15/25		35,000	34,452

TOTAL FINANCIALS			786,304,385

HEALTH CARE - 1.9%
Biotechnology - 0.4%
Amgen, Inc.:
5.25% 3/2/30		15,842,000	15,922,904
5.25% 3/2/33		1,507,000	1,491,754
5.6% 3/2/43		1,432,000	1,401,307
5.65% 3/2/53		712,000	702,126
5.75% 3/2/63		1,297,000	1,269,229
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)		561,000	220,894
Grifols SA 4.75% 10/15/28 (b)		495,000	437,513
			21,445,727
Health Care Equipment & Supplies - 0.0%
AdaptHealth LLC 5.125% 3/1/30 (b)		580,000	461,802
Avantor Funding, Inc. 4.625% 7/15/28 (b)		510,000	477,039
Hologic, Inc.:
3.25% 2/15/29(b)		525,000	460,977
4.625% 2/1/28(b)		500,000	471,300
Teleflex, Inc. 4.25% 6/1/28 (b)		95,000	87,492
Werfenlife SA 4.625% 6/6/28 (Reg. S)	EUR	800,000	872,087
			2,830,697
Health Care Providers & Services - 1.1%
180 Medical, Inc. 3.875% 10/15/29 (b)		625,000	545,006
Auna SA 6.5% 11/20/25 (b)		130,000	122,619
Cano Health, Inc. 6.25% 10/1/28 (b)		247,000	16,673
Centene Corp.:
2.45% 7/15/28		7,705,000	6,680,637
2.625% 8/1/31		1,045,000	831,820
3.375% 2/15/30		846,000	731,636
4.25% 12/15/27		1,563,000	1,475,472
4.625% 12/15/29		9,725,000	9,031,930
Cigna Group:
3.05% 10/15/27		300,000	278,209
4.8% 8/15/38		268,000	247,256
4.9% 12/15/48		268,000	237,490
Community Health Systems, Inc.:
4.75% 2/15/31(b)		905,000	663,980
5.25% 5/15/30(b)		2,255,000	1,774,718
5.625% 3/15/27(b)		1,700,000	1,516,840
6.125% 4/1/30(b)		620,000	346,127
6.875% 4/15/29(b)		4,190,000	2,472,100
8% 3/15/26(b)		542,000	521,817
CVS Health Corp.:
3% 8/15/26		69,000	65,093
3.625% 4/1/27		281,000	267,300
4.3% 3/25/28		13,659,000	13,213,983
4.78% 3/25/38		1,295,000	1,162,030
5% 1/30/29		1,451,000	1,442,870
5.25% 1/30/31		595,000	592,241
DaVita HealthCare Partners, Inc. 4.625% 6/1/30 (b)		1,895,000	1,601,682
HCA Holdings, Inc.:
3.5% 9/1/30		4,187,000	3,681,241
3.625% 3/15/32		232,000	200,257
5.625% 9/1/28		1,062,000	1,064,878
5.875% 2/15/26		300,000	300,552
5.875% 2/1/29		1,172,000	1,182,387
HealthEquity, Inc. 4.5% 10/1/29 (b)		945,000	850,961
Humana, Inc. 3.7% 3/23/29		748,000	699,434
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (b)		365,000	279,225
Modivcare, Inc. 5.875% 11/15/25 (b)		465,000	452,701
Molina Healthcare, Inc.:
3.875% 11/15/30(b)		185,000	160,676
3.875% 5/15/32(b)		400,000	335,450
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (b)		820,000	690,755
Regionalcare Hospital Partners 9.75% 12/1/26 (b)		269,000	260,087
RegionalCare Hospital Partners Holdings, Inc.:
5.375% 1/15/29(b)		236,000	154,560
9.875% 8/15/30(b)		495,000	481,363
11% 10/15/30(b)		40,000	40,107
RP Escrow Issuer LLC 5.25% 12/15/25 (b)		645,000	498,688
Sabra Health Care LP 3.2% 12/1/31		2,237,000	1,749,581
Surgery Center Holdings, Inc. 6.75% 7/1/25 (b)		210,000	208,425
Tenet Healthcare Corp.:
4.625% 6/15/28		115,000	107,110
4.875% 1/1/26		195,000	191,604
6.125% 10/1/28		4,595,000	4,454,853
6.25% 2/1/27		240,000	238,968
Toledo Hospital 5.325% 11/15/28		154,000	136,390
			64,259,782
Health Care Technology - 0.0%
Athenahealth Group, Inc. 6.5% 2/15/30 (b)		670,000	580,758
IQVIA, Inc.:
5% 10/15/26(b)		400,000	390,122
5% 5/15/27(b)		530,000	513,047
			1,483,927
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc.:
3.75% 3/15/29(b)		936,000	832,113
4.25% 5/1/28(b)		30,000	27,801
			859,914
Pharmaceuticals - 0.4%
1375209 BC Ltd. 9% 1/30/28 (b)		514,000	496,308
Bausch Health Companies, Inc.:
5.5% 11/1/25(b)		880,000	766,700
9% 12/15/25(b)		74,000	66,351
Bayer AG 4.625% 5/26/33 (Reg. S)	EUR	370,000	402,423
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)		1,700,000	1,638,339
Bayer U.S. Finance LLC 6.375% 11/21/30 (b)		400,000	398,934
Catalent Pharma Solutions 3.5% 4/1/30 (b)		380,000	317,729
Elanco Animal Health, Inc. 6.65% 8/28/28 (d)		92,000	91,885
Jazz Securities DAC 4.375% 1/15/29 (b)		800,000	719,701
Mylan NV 4.55% 4/15/28		5,150,000	4,865,825
Organon & Co. / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/31 (b)		1,873,000	1,473,645
Teva Pharmaceutical Finance Netherlands III BV:
3.15% 10/1/26		200,000	182,192
7.875% 9/15/29		200,000	208,473
Utah Acquisition Sub, Inc. 3.95% 6/15/26		90,000	85,791
Viatris, Inc.:
2.7% 6/22/30		16,250,000	13,198,085
3.85% 6/22/40		359,000	248,860
4% 6/22/50		620,000	401,830
			25,563,071
TOTAL HEALTH CARE			116,443,118

INDUSTRIALS - 1.8%
Aerospace & Defense - 0.5%
Bombardier, Inc.:
6% 2/15/28(b)		400,000	377,060
7.45% 5/1/34(b)		200,000	227,430
7.875% 4/15/27(b)		1,005,000	1,005,798
8.75% 11/15/30(b)		175,000	179,165
BWX Technologies, Inc. 4.125% 6/30/28 (b)		1,100,000	994,145
Embraer Netherlands Finance BV:
5.4% 2/1/27		315,000	307,746
6.95% 1/17/28(b)		195,000	197,730
7% 7/28/30(b)		140,000	142,509
Howmet Aerospace, Inc.:
5.9% 2/1/27		1,000,000	1,006,477
5.95% 2/1/37		195,000	191,693
Moog, Inc. 4.25% 12/15/27 (b)		205,000	190,228
Rolls-Royce PLC 3.375% 6/18/26	GBP	595,000	704,210
Spirit Aerosystems, Inc. 9.75% 11/15/30 (b)		280,000	294,857
The Boeing Co.:
5.15% 5/1/30		14,561,000	14,426,667
5.705% 5/1/40		550,000	542,271
5.805% 5/1/50		500,000	487,656
5.93% 5/1/60		2,180,000	2,116,118
TransDigm, Inc.:
5.5% 11/15/27		1,855,000	1,783,119
6.25% 3/15/26(b)		1,027,000	1,019,914
6.75% 8/15/28(b)		4,057,000	4,057,000
7.125% 12/1/31(b)		75,000	76,286
7.5% 3/15/27		125,000	125,044
			30,453,123
Air Freight & Logistics - 0.0%
Aercap Global Aviation Trust 6.5% 6/15/45 (b)(d)		155,000	154,940
Aeropuerto Internacional de Tocumen SA 4% 8/11/41 (b)		55,000	39,999
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (b)		400,000	352,000
Rand Parent LLC 8.5% 2/15/30 (b)		1,910,000	1,805,404
			2,352,343
Building Products - 0.1%
Advanced Drain Systems, Inc. 5% 9/30/27 (b)		1,160,000	1,101,621
AmeriTex Holdco Intermediate LLC 10.25% 10/15/28 (b)		80,000	78,200
Builders FirstSource, Inc. 4.25% 2/1/32 (b)		620,000	531,844
Carrier Global Corp.:
4.5% 11/29/32 (Reg. S)	EUR	250,000	278,132
5.9% 3/15/34(b)		586,000	603,027
6.2% 3/15/54(b)		608,000	642,685
Oscar Acquisition Co. LLC / Oscar Finance, Inc. 9.5% 4/15/30 (b)		305,000	277,889
			3,513,398
Commercial Services & Supplies - 0.3%
ADT Corp. 4.125% 8/1/29 (b)		416,000	369,753
Allied Universal Holdco LLC / Allied Universal Finance Corp. 9.75% 7/15/27 (b)		1,937,000	1,782,246
APX Group, Inc.:
5.75% 7/15/29(b)		819,000	731,310
6.75% 2/15/27(b)		365,000	362,945
Brand Energy & Infrastructure Services, Inc. 10.375% 8/1/30 (b)		1,893,000	1,962,719
Cimpress PLC 7% 6/15/26		149,000	144,158
Clean Harbors, Inc. 6.375% 2/1/31 (b)		90,000	89,311
CoreCivic, Inc.:
4.75% 10/15/27		50,000	45,000
8.25% 4/15/26		2,433,000	2,481,428
Covanta Holding Corp. 4.875% 12/1/29 (b)		525,000	435,750
GFL Environmental, Inc. 6.75% 1/15/31 (b)		300,000	302,625
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (b)		740,000	728,895
Madison IAQ LLC:
4.125% 6/30/28(b)		800,000	710,695
5.875% 6/30/29(b)		1,358,000	1,139,349
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)		365,000	340,363
PowerTeam Services LLC 9.033% 12/4/25 (b)		1,860,000	1,698,655
Stericycle, Inc. 3.875% 1/15/29 (b)		1,070,000	943,466
The Bidvest Group UK PLC 3.625% 9/23/26 (b)		155,000	141,147
The GEO Group, Inc.:
6% 4/15/26		200,000	187,000
9.5% 12/31/28(b)		320,000	305,600
10.5% 6/30/28		77,000	77,644
			14,980,059
Construction & Engineering - 0.1%
AECOM 5.125% 3/15/27		1,354,000	1,316,376
ATP Tower Holdings LLC/Andean Tower Partners 4.05% 4/27/26 (b)		190,000	168,298
Greensaif Pipelines Bidco SARL:
6.129% 2/23/38(b)		505,000	504,369
6.51% 2/23/42(b)		200,000	200,000
Pike Corp.:
5.5% 9/1/28(b)		1,418,000	1,291,514
8.625% 1/31/31(b)		495,000	500,509
Railworks Holdings LP 8.25% 11/15/28 (b)		625,000	614,144
SRS Distribution, Inc. 4.625% 7/1/28 (b)		400,000	365,152
			4,960,362
Electrical Equipment - 0.1%
GrafTech Global Enterprises, Inc. 9.875% 12/15/28 (b)		165,000	129,525
Regal Rexnord Corp. 6.3% 2/15/30 (b)		1,950,000	1,927,073
Sensata Technologies BV 4% 4/15/29 (b)		2,000,000	1,795,571
			3,852,169
Ground Transportation - 0.1%
Mobico Group PLC 4.875% 9/26/31 (Reg. S)	EUR	1,000,000	1,052,540
Uber Technologies, Inc.:
4.5% 8/15/29(b)		2,162,000	1,989,221
8% 11/1/26(b)		850,000	864,002
XPO, Inc.:
6.25% 5/1/25(b)		72,000	71,294
6.25% 6/1/28(b)		450,000	444,566
			4,421,623
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.75% 6/15/29 (b)		652,000	567,658
Turkiye Sise ve Cam Fabrikalari A/S 6.95% 3/14/26 (b)		175,000	171,555
			739,213
Machinery - 0.0%
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (b)		2,265,000	2,151,951

Marine Transportation - 0.0%
MISC Capital Two (Labuan) Ltd. 3.75% 4/6/27 (b)		450,000	425,619
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 10.75% 7/1/25 (b)		575,000	560,263
Seaspan Corp. 5.5% 8/1/29 (b)		1,165,000	908,700
			1,894,582
Passenger Airlines - 0.0%
American Airlines, Inc.:
7.25% 2/15/28(b)		1,030,000	1,017,274
8.5% 5/15/29(b)(h)		385,000	397,144
Azul Secured Finance LLP:
11.5% 5/28/29(b)		203,847	174,289
11.93% 8/28/28(b)		200,000	201,000
			1,789,707
Professional Services - 0.0%
ASGN, Inc. 4.625% 5/15/28 (b)		360,000	335,009
CoreLogic, Inc. 4.5% 5/1/28 (b)		1,159,000	970,663
TriNet Group, Inc. 7.125% 8/15/31 (b)		1,180,000	1,191,800
			2,497,472
Trading Companies & Distributors - 0.0%
Air Lease Corp. 3.375% 7/1/25		1,164,000	1,116,933
Beacon Roofing Supply, Inc. 6.5% 8/1/30 (b)		270,000	269,698
FLY Leasing Ltd. 7% 10/15/24 (b)		145,000	133,990
Fortress Transportation & Infrastructure Investors LLC 7.875% 12/1/30 (b)		470,000	478,137
Travis Perkins PLC 3.75% 2/17/26 (Reg. S)	GBP	463,000	539,214
			2,537,972
Transportation Infrastructure - 0.6%
Avolon Holdings Funding Ltd.:
2.875% 2/15/25(b)		10,863,000	10,375,695
3.95% 7/1/24(b)		196,000	192,660
4.25% 4/15/26(b)		16,978,000	16,148,085
4.375% 5/1/26(b)		2,716,000	2,585,451
6.375% 5/4/28(b)		2,964,000	2,955,854
DP World Crescent Ltd. 3.7495% 1/30/30 (b)		250,000	227,109
DP World Ltd. 5.625% 9/25/48 (b)		210,000	185,653
Heathrow Funding Ltd.:
2.625% 3/16/28 (Reg. S)	GBP	845,000	913,967
7.125% 2/14/24	GBP	100,000	126,362
			33,710,836
TOTAL INDUSTRIALS			109,854,810

INFORMATION TECHNOLOGY - 1.4%
Communications Equipment - 0.1%
CommScope, Inc.:
4.75% 9/1/29(b)		600,000	376,500
6% 3/1/26(b)		665,000	570,238
HTA Group Ltd. 7% 12/18/25 (b)		1,895,000	1,850,505
IHS Netherlands Holdco BV 8% 9/18/27 (b)		298,000	260,005
Nokia Corp. 6.625% 5/15/39		355,000	334,392
			3,391,640
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp. 5% 12/15/29 (b)		3,270,000	2,959,427
Dell International LLC/EMC Corp.:
5.3% 10/1/29		2,000,000	1,994,447
6.2% 7/15/30		324,000	337,190
TTM Technologies, Inc. 4% 3/1/29 (b)		1,331,000	1,183,299
			6,474,363
IT Services - 0.1%
Acuris Finance U.S. 5% 5/1/28 (b)		1,040,000	829,847
CA Magnum Holdings 5.375% 10/31/26 (b)		350,000	319,375
Camelot Finance SA 4.5% 11/1/26 (b)		250,000	237,034
Gartner, Inc. 4.5% 7/1/28 (b)		942,000	882,290
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29(b)		520,000	457,910
5.25% 12/1/27(b)		1,030,000	996,399
Virtusa Corp. 7.125% 12/15/28 (b)		135,000	106,632
			3,829,487
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom, Inc.:
1.95% 2/15/28(b)		340,000	298,355
2.45% 2/15/31(b)		9,138,000	7,513,347
2.6% 2/15/33(b)		23,734,000	18,687,398
3.5% 2/15/41(b)		2,339,000	1,745,911
3.75% 2/15/51(b)		1,098,000	799,817
Entegris Escrow Corp. 4.75% 4/15/29 (b)		858,000	810,617
Entegris, Inc.:
3.625% 5/1/29(b)		2,325,000	2,032,585
4.375% 4/15/28(b)		300,000	279,939
ON Semiconductor Corp. 3.875% 9/1/28 (b)		205,000	185,325
Qorvo, Inc. 4.375% 10/15/29		610,000	552,092
			32,905,386
Software - 0.6%
Black Knight InfoServ LLC 3.625% 9/1/28 (b)		865,000	802,288
Boxer Parent Co., Inc. 7.125% 10/2/25 (b)		135,000	134,831
Central Parent, Inc./Central Merger Sub, Inc. 7.25% 6/15/29 (b)		270,000	269,768
Clarivate Science Holdings Corp. 4.875% 7/1/29 (b)		900,000	805,388
Cloud Software Group, Inc. 9% 9/30/29 (b)		2,570,000	2,312,900
CNT PRNT/CDK GLO II/FIN 8% 6/15/29 (b)		445,000	456,477
Elastic NV 4.125% 7/15/29 (b)		500,000	446,372
Fair Isaac Corp.:
4% 6/15/28(b)		345,000	317,388
5.25% 5/15/26(b)		110,000	107,663
Gen Digital, Inc. 5% 4/15/25 (b)		867,000	859,977
McAfee Corp. 7.375% 2/15/30 (b)		240,000	207,324
MicroStrategy, Inc. 6.125% 6/15/28 (b)		1,046,000	964,553
Open Text Corp.:
3.875% 2/15/28(b)		215,000	195,674
3.875% 12/1/29(b)		1,250,000	1,093,291
Open Text Holdings, Inc. 4.125% 12/1/31 (b)		978,000	835,283
Oracle Corp.:
1.65% 3/25/26		1,381,000	1,272,538
2.3% 3/25/28		2,182,000	1,940,182
2.875% 3/25/31		26,937,000	23,058,432
3.6% 4/1/40		1,192,000	906,419
3.6% 4/1/50		6,000	4,190
3.85% 4/1/60		6,000	4,121
SS&C Technologies, Inc. 5.5% 9/30/27 (b)		590,000	570,979
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (b)		245,000	190,888
			37,756,926
Technology Hardware, Storage & Peripherals - 0.0%
Lenovo Group Ltd. 3.421% 11/2/30 (b)		300,000	257,295
Seagate HDD Cayman:
5.75% 12/1/34		610,000	559,409
8.25% 12/15/29(b)		250,000	265,509
			1,082,213
TOTAL INFORMATION TECHNOLOGY			85,440,015

MATERIALS - 0.8%
Chemicals - 0.5%
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/31 (b)		180,000	185,418
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (b)		365,000	346,054
Braskem Idesa SAPI:
6.99% 2/20/32(b)		140,000	89,250
7.45% 11/15/29(b)		255,000	172,763
Braskem Netherlands BV 8.5% 1/12/31 (b)		200,000	195,700
Celanese U.S. Holdings LLC:
6.35% 11/15/28		1,910,000	1,951,243
6.55% 11/15/30		3,600,000	3,691,591
6.7% 11/15/33		1,127,000	1,167,757
CF Industries Holdings, Inc. 4.95% 6/1/43		5,000	4,238
CVR Partners LP 6.125% 6/15/28 (b)		770,000	706,437
Element Solutions, Inc. 3.875% 9/1/28 (b)		731,000	649,598
ENN Clean Energy International Investment Ltd. 3.375% 5/12/26 (b)		375,000	346,478
INEOS Finance PLC 6.75% 5/15/28 (b)		445,000	423,998
INEOS Quattro Finance 2 PLC 9.625% 3/15/29 (b)		200,000	206,549
Kobe U.S. Midco 2, Inc. 9.25% 11/1/26 pay-in-kind (b)(d)		382,000	280,422
LSB Industries, Inc. 6.25% 10/15/28 (b)		1,000,000	932,073
Meglobal BV 4.25% 11/3/26 (b)		70,000	66,653
MEGlobal Canada, Inc. 5% 5/18/25 (b)		200,000	195,922
Methanex Corp.:
5.125% 10/15/27		2,577,000	2,429,467
5.65% 12/1/44		181,000	145,898
NOVA Chemicals Corp.:
4.25% 5/15/29(b)		200,000	157,800
5.25% 6/1/27(b)		2,340,000	2,106,345
8.5% 11/15/28(b)		265,000	273,745
Nufarm Australia Ltd. 5% 1/27/30 (b)		600,000	531,546
OCP SA:
3.75% 6/23/31(b)		600,000	495,000
5.625% 4/25/24(b)		150,000	149,231
Olin Corp.:
5% 2/1/30		370,000	339,743
5.625% 8/1/29		505,000	482,072
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28(b)		1,800,000	1,561,572
6.25% 10/1/29(b)		560,000	459,376
9.75% 11/15/28(b)		610,000	627,418
Orbia Advance Corp. S.A.B. de CV:
1.875% 5/11/26(b)		325,000	293,391
2.875% 5/11/31(b)		100,000	78,250
Sasol Financing U.S.A. LLC:
4.375% 9/18/26		355,000	323,716
5.5% 3/18/31		55,000	44,823
5.875% 3/27/24		105,000	103,867
6.5% 9/27/28		200,000	184,000
SCIH Salt Holdings, Inc.:
4.875% 5/1/28(b)		70,000	63,395
6.625% 5/1/29(b)		935,000	828,280
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (b)		391,000	367,767
The Chemours Co. LLC:
5.375% 5/15/27		819,000	778,420
5.75% 11/15/28(b)		1,730,000	1,565,956
TPC Group, Inc. 13% 12/16/27 (b)		380,000	384,616
Tronox, Inc. 4.625% 3/15/29 (b)		1,145,000	973,548
W.R. Grace Holding LLC:
4.875% 6/15/27(b)		195,000	185,699
5.625% 8/15/29(b)		1,500,000	1,262,655
7.375% 3/1/31(b)		80,000	77,996
			28,887,736
Construction Materials - 0.0%
CEMEX S.A.B. de CV 3.875% 7/11/31 (b)		200,000	168,200
Eco Material Technologies, Inc. 7.875% 1/31/27 (b)		745,000	732,285
Smyrna Ready Mix LLC 8.875% 11/15/31 (b)		420,000	427,182
Summit Materials LLC/Summit Materials Finance Corp. 7.25% 1/15/31 (b)(h)		310,000	310,000
VM Consolidated, Inc. 5.5% 4/15/29 (b)		75,000	67,966
			1,705,633
Containers & Packaging - 0.1%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (b)(d)		845,000	434,937
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
4% 9/1/29(b)		803,000	638,113
6% 6/15/27(b)		183,000	177,608
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26(b)		595,000	526,364
5.25% 8/15/27(b)		560,000	411,194
5.25% 8/15/27(b)		1,120,000	822,387
Ball Corp. 6% 6/15/29		994,000	991,821
Berry Global, Inc. 4.875% 7/15/26 (b)		170,000	164,577
BWAY Holding Co. 7.875% 8/15/26 (b)		915,000	908,944
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29(b)		110,000	105,845
8.75% 4/15/30(b)		365,000	327,527
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26		525,000	511,917
Crown Cork & Seal, Inc. 7.375% 12/15/26		35,000	36,097
Graham Packaging Co., Inc. 7.125% 8/15/28 (b)		35,000	30,800
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (b)		65,000	58,271
Owens-Brockway Glass Container, Inc. 7.25% 5/15/31 (b)		395,000	392,041
Sealed Air Corp. 5% 4/15/29 (b)		480,000	447,475
Sealed Air Corp./Sealed Air Corp. U.S.:
6.125% 2/1/28(b)		225,000	222,571
7.25% 2/15/31(b)		373,000	381,840
Trivium Packaging Finance BV:
5.5% 8/15/26(b)		566,000	544,197
8.5% 8/15/27(b)		471,000	428,310
			8,562,836
Metals & Mining - 0.2%
Antofagasta PLC 2.375% 10/14/30 (b)		300,000	236,241
Arsenal AIC Parent LLC 8% 10/1/30 (b)		190,000	193,859
ATI, Inc.:
5.875% 12/1/27		625,000	603,994
7.25% 8/15/30		145,000	145,681
Compania de Minas Buenaventura SAA 5.5% 7/23/26 (b)		80,000	73,221
Corporacion Nacional del Cobre de Chile (Codelco):
3.7% 1/30/50(b)		200,000	132,200
4.5% 8/1/47(b)		80,000	60,218
5.125% 2/2/33(b)		200,000	185,862
5.95% 1/8/34(b)		200,000	196,068
CSN Islands XI Corp. 6.75% 1/28/28 (b)		255,000	241,134
CSN Resources SA 5.875% 4/8/32 (b)		120,000	99,780
Endeavour Mining PLC 5% 10/14/26 (b)		210,000	188,284
ERO Copper Corp. 6.5% 2/15/30 (b)		1,810,000	1,547,822
First Quantum Minerals Ltd.:
6.875% 3/1/26(b)		70,000	60,025
6.875% 10/15/27(b)		440,000	351,252
FMG Resources Pty Ltd.:
4.5% 9/15/27(b)		5,000	4,719
5.875% 4/15/30(b)		345,000	331,683
Fresnillo PLC 4.25% 10/2/50 (b)		200,000	140,838
Gcm Mining Corp. 6.875% 8/9/26 (b)		420,000	361,200
Kaiser Aluminum Corp. 4.625% 3/1/28 (b)		205,000	181,584
Mineral Resources Ltd.:
8% 11/1/27(b)		730,000	731,405
8.5% 5/1/30(b)		420,000	424,603
9.25% 10/1/28(b)		310,000	320,602
Nexa Resources SA 6.5% 1/18/28 (b)		200,000	193,000
Novelis Corp. 3.875% 8/15/31 (b)		1,000,000	841,711
PMHC II, Inc. 9% 2/15/30 (b)		435,000	335,098
POSCO 5.875% 1/17/33 (b)		200,000	202,445
PT Freeport Indonesia:
4.763% 4/14/27(b)		200,000	194,522
5.315% 4/14/32(b)		200,000	188,650
6.2% 4/14/52(b)		200,000	182,022
PT Indonesia Asahan Aluminium 5.45% 5/15/30 (b)		200,000	194,022
Stillwater Mining Co.:
4% 11/16/26(b)		300,000	264,656
4.5% 11/16/29(b)		80,000	62,625
Volcan Compania Minera SAA 4.375% 2/11/26 (b)		290,000	153,010
			9,624,036
Paper & Forest Products - 0.0%
LABL, Inc. 10.5% 7/15/27 (b)		690,000	627,033
SPA Holdings 3 OY 4.875% 2/4/28 (b)		180,000	151,985
			779,018
TOTAL MATERIALS			49,559,259

REAL ESTATE - 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.6%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30		666,000	637,732
American Homes 4 Rent LP:
2.375% 7/15/31		166,000	130,173
3.625% 4/15/32		881,000	755,050
Boston Properties, Inc.:
3.25% 1/30/31		5,966,000	4,834,461
4.5% 12/1/28		295,000	271,105
6.75% 12/1/27		1,463,000	1,488,281
Corporate Office Properties LP:
2.25% 3/15/26		300,000	275,202
2.75% 4/15/31		252,000	192,703
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (b)		907,000	820,382
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25		155,000	152,375
Healthcare Trust of America Holdings LP:
3.1% 2/15/30		149,000	126,449
3.5% 8/1/26		155,000	145,770
Healthpeak OP, LLC:
3.25% 7/15/26		59,000	55,945
3.5% 7/15/29		68,000	61,007
Hudson Pacific Properties LP 4.65% 4/1/29		1,622,000	1,202,841
Invitation Homes Operating Partnership LP 4.15% 4/15/32		1,320,000	1,154,511
Kite Realty Group Trust 4.75% 9/15/30		68,000	61,909
LXP Industrial Trust (REIT):
2.7% 9/15/30		350,000	279,142
4.4% 6/15/24		458,000	452,005
MPT Operating Partnership LP/MPT Finance Corp.:
2.5% 3/24/26	GBP	170,000	170,542
3.5% 3/15/31		2,105,000	1,297,053
4.625% 8/1/29		600,000	428,569
5% 10/15/27		3,356,000	2,673,402
5.25% 8/1/26		920,000	800,530
Omega Healthcare Investors, Inc.:
3.25% 4/15/33		36,935,000	28,239,290
3.375% 2/1/31		646,000	524,058
3.625% 10/1/29		1,605,000	1,367,894
4.5% 1/15/25		549,000	536,515
4.5% 4/1/27		1,899,000	1,780,625
4.75% 1/15/28		283,000	264,161
4.95% 4/1/24		600,000	597,439
Piedmont Operating Partnership LP 2.75% 4/1/32		343,000	227,303
Realty Income Corp.:
2.2% 6/15/28		160,000	139,287
2.85% 12/15/32		197,000	159,504
3.25% 1/15/31		172,000	149,336
3.4% 1/15/28		271,000	251,361
Retail Opportunity Investments Partnership LP 4% 12/15/24		11,000	10,701
Safehold Operating Partnership LP 2.8% 6/15/31		410,000	319,023
SBA Communications Corp. 3.125% 2/1/29		1,245,000	1,084,190
Service Properties Trust:
4.375% 2/15/30		385,000	281,715
4.95% 2/15/27		50,000	43,681
4.95% 10/1/29		20,000	15,573
5.5% 12/15/27		185,000	164,716
Simon Property Group LP 2.45% 9/13/29		262,000	224,057
SITE Centers Corp.:
3.625% 2/1/25		39,000	37,666
4.25% 2/1/26		287,000	276,660
Store Capital Corp.:
2.75% 11/18/30		5,212,000	3,823,538
4.625% 3/15/29		149,000	129,711
Sun Communities Operating LP:
2.3% 11/1/28		392,000	333,301
2.7% 7/15/31		956,000	757,196
Uniti Group LP / Uniti Group Finance, Inc.:
6.5% 2/15/29(b)		3,170,000	2,109,195
10.5% 2/15/28(b)		1,155,000	1,136,082
Uniti Group, Inc. 6% 1/15/30 (b)		700,000	453,936
Ventas Realty LP:
3% 1/15/30		1,026,000	871,416
3.5% 2/1/25		573,000	555,580
3.75% 5/1/24		201,000	199,004
4% 3/1/28		4,720,000	4,403,167
4.125% 1/15/26		34,000	32,848
4.75% 11/15/30		6,487,000	6,061,436
VICI Properties LP:
4.375% 5/15/25		219,000	213,279
4.75% 2/15/28		10,806,000	10,242,521
4.95% 2/15/30		2,243,000	2,085,712
5.125% 5/15/32		588,000	541,382
VICI Properties LP / VICI Note Co.:
3.5% 2/15/25(b)		155,000	149,902
4.125% 8/15/30(b)		400,000	348,548
4.25% 12/1/26(b)		505,000	475,776
4.5% 9/1/26(b)		826,000	784,618
4.625% 6/15/25(b)		95,000	92,376
4.625% 12/1/29(b)		305,000	276,024
5.625% 5/1/24(b)		400,000	398,263
5.75% 2/1/27(b)		60,000	59,054
Vornado Realty LP 2.15% 6/1/26		407,000	352,420
WP Carey, Inc.:
2.4% 2/1/31		3,912,000	3,159,997
3.85% 7/15/29		129,000	116,640
4% 2/1/25		124,000	121,325
4.6% 4/1/24		653,000	648,404
			96,094,545
Real Estate Management & Development - 0.2%
AGPS BondCo PLC 4.625% 1/14/26 (Reg. S) (d)	EUR	600,000	245,239
Anywhere Real Estate Group LLC 7% 4/15/30 (b)		18,400	15,893
Blackstone Property Partners Europe LP:
1% 5/4/28 (Reg. S)	EUR	2,095,000	1,838,720
1.75% 3/12/29 (Reg. S)	EUR	805,000	705,153
Brandywine Operating Partnership LP:
3.95% 11/15/27		247,000	213,873
4.1% 10/1/24		1,434,000	1,390,331
4.55% 10/1/29		151,000	124,631
7.8% 3/15/28		2,185,000	2,092,836
CBRE Group, Inc. 2.5% 4/1/31		1,155,000	923,631
Greystar Real Estate Partners 7.75% 9/1/30 (b)		135,000	137,338
GTC Aurora Luxembourg SA 2.25% 6/23/26 (Reg. S)	EUR	525,000	385,166
Heimstaden AB 4.375% 3/6/27 (Reg. S)	EUR	1,300,000	573,616
Howard Hughes Corp. 4.375% 2/1/31 (b)		594,000	493,020
Kennedy-Wilson, Inc. 4.75% 2/1/30		468,000	357,739
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (b)		2,000	1,433
Samhallsbyggnadsbolaget I Norden AB 2.25% 8/12/27 (Reg. S)	EUR	995,000	675,252
Sirius Real Estate Ltd. 1.125% 6/22/26 (Reg. S)	EUR	400,000	384,243
Tanger Properties LP:
2.75% 9/1/31		1,012,000	774,316
3.125% 9/1/26		1,289,000	1,186,260
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.125% 8/1/30 (b)		155,000	142,988
Tritax EuroBox PLC 0.95% 6/2/26 (Reg. S)	EUR	510,000	494,137
Vonovia SE 5% 11/23/30 (Reg. S)	EUR	300,000	333,312
			13,489,127
TOTAL REAL ESTATE			109,583,672

UTILITIES - 1.4%
Electric Utilities - 0.7%
Alabama Power Co. 3.05% 3/15/32		1,713,000	1,456,702
AusNet Services Holdings Pty Ltd. 1.625% 3/11/81 (Reg. S) (d)	EUR	515,000	492,731
Chile Electricity LUX MPC SARL 6.01% 1/20/33 (b)		200,000	199,946
Clearway Energy Operating LLC 4.75% 3/15/28 (b)		845,000	790,758
Cleco Corporate Holdings LLC:
3.375% 9/15/29		2,762,000	2,353,665
3.743% 5/1/26		4,110,000	3,918,569
Cleveland Electric Illuminating Co. 5.95% 12/15/36		146,000	143,441
Comision Federal de Electricidad 4.688% 5/15/29 (b)		200,000	181,402
Duke Energy Corp.:
2.45% 6/1/30		464,000	389,397
3.85% 6/15/34	EUR	350,000	356,848
Duquesne Light Holdings, Inc.:
2.532% 10/1/30(b)		241,000	194,424
2.775% 1/7/32(b)		998,000	760,094
Edison International 5.75% 6/15/27		1,616,000	1,625,180
Electricite de France SA:
5.5% 1/25/35 (Reg. S)	GBP	900,000	1,077,243
5.7% 5/23/28(b)		250,000	252,763
6.25% 5/23/33(b)		250,000	258,222
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/81 (Reg. S) (d)	EUR	600,000	538,304
Enel SpA 3.375% (Reg. S) (d)(j)	EUR	345,000	352,081
Entergy Corp. 2.8% 6/15/30		476,000	404,481
Eskom Holdings SOC Ltd.:
6.35% 8/10/28(b)		175,000	164,555
7.125% 2/11/25(b)		480,000	477,450
8.45% 8/10/28(b)		70,000	68,994
Exelon Corp.:
3.35% 3/15/32		460,000	393,810
4.05% 4/15/30		12,774,000	11,850,270
4.1% 3/15/52		341,000	260,419
4.7% 4/15/50		122,000	103,087
FirstEnergy Corp. 4.15% 7/15/27		485,000	461,389
Iberdrola Finanzas SAU 7.375% 1/29/24	GBP	250,000	316,215
IPALCO Enterprises, Inc. 3.7% 9/1/24		100,000	97,883
Israel Electric Corp. Ltd. 3.75% 2/22/32 (Reg. S) (b)		200,000	162,980
Lamar Funding Ltd. 3.958% 5/7/25 (b)		200,000	192,788
Mong Duong Finance Holdings BV 5.125% 5/7/29 (b)		327,413	300,716
NextEra Energy Partners LP:
4.25% 9/15/24(b)		26,000	24,765
4.5% 9/15/27(b)		220,000	203,106
NGG Finance PLC 2.125% 9/5/82 (Reg. S) (d)	EUR	610,000	586,498
NRG Energy, Inc.:
3.375% 2/15/29(b)		90,000	77,027
3.625% 2/15/31(b)		175,000	143,090
3.875% 2/15/32(b)		27,000	22,073
5.25% 6/15/29(b)		837,000	779,768
5.75% 1/15/28		235,000	229,254
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (b)		33,775	33,728
Pacific Gas & Electric Co. 4.95% 7/1/50		975,000	775,748
Pattern Energy Operations LP 4.5% 8/15/28 (b)		145,000	132,972
PG&E Corp.:
5% 7/1/28		3,712,000	3,531,071
5.25% 7/1/30		515,000	483,773
Southern Co. 1.875% 9/15/81 (d)	EUR	680,000	605,103
Topaz Solar Farms LLC 5.75% 9/30/39 (b)		113,182	109,509
Vistra Operations Co. LLC:
5% 7/31/27(b)		605,000	575,773
5.5% 9/1/26(b)		851,000	835,320
5.625% 2/15/27(b)		275,000	267,496
7.75% 10/15/31(b)		265,000	271,210
			40,284,091
Gas Utilities - 0.0%
ENN Energy Holdings Ltd. 4.625% 5/17/27 (b)		250,000	242,825

Independent Power and Renewable Electricity Producers - 0.4%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)		565,000	506,798
Aydem Yenilenebilir Enerji A/S 7.75% 2/2/27 (b)		200,000	176,084
Emera U.S. Finance LP 3.55% 6/15/26		57,000	54,561
Energo-Pro A/S 8.5% 2/4/27 (b)		200,000	190,688
EnfraGen Energia Sur SA 5.375% 12/30/30 (b)		400,000	300,307
Investment Energy Resources Ltd. 6.25% 4/26/29 (b)		350,000	321,433
Sunnova Energy Corp.:
5.875% 9/1/26(b)		365,000	295,924
11.75% 10/1/28(b)		135,000	115,790
Termocandelaria Power Ltd. 7.875% 1/30/29 (b)		155,000	148,541
TerraForm Power Operating LLC 5% 1/31/28 (b)		35,000	33,163
The AES Corp.:
2.45% 1/15/31		27,142,000	21,902,875
3.3% 7/15/25(b)		1,621,000	1,547,514
3.95% 7/15/30(b)		2,563,000	2,279,020
			27,872,698
Multi-Utilities - 0.3%
Abu Dhabi National Energy Co. PJSC:
4% 10/3/49(b)		350,000	268,297
4.696% 4/24/33(b)		200,000	193,063
4.875% 4/23/30(b)		30,000	29,683
Berkshire Hathaway Energy Co. 4.05% 4/15/25		2,281,000	2,240,372
Engie SA 4.25% 9/6/34 (Reg. S)	EUR	500,000	551,815
NiSource, Inc.:
2.95% 9/1/29		1,066,000	942,939
3.6% 5/1/30		10,189,000	9,133,052
Puget Energy, Inc.:
4.1% 6/15/30		560,000	499,777
4.224% 3/15/32		4,134,000	3,620,185
Sempra 6% 10/15/39		106,000	105,604
			17,584,787
Water Utilities - 0.0%
Anglian Water (Osprey) Financing PLC 2% 7/31/28 (Reg. S)	GBP	180,000	178,952
Severn Trent Utilities Finance PLC:
4.625% 11/30/34 (Reg. S)	GBP	260,000	302,107
6.125% 2/26/24	GBP	145,000	183,051
Southern Water Services Finance Ltd. 1.625% 3/30/27 (Reg. S)	GBP	165,000	178,664
Thames Water Utility Finance PLC:
1.875% 1/24/24 (Reg. S)	GBP	290,000	362,955
4% 6/19/25 (Reg. S)	GBP	340,000	408,852
			1,614,581
TOTAL UTILITIES			87,598,982

TOTAL NONCONVERTIBLE BONDS			1,969,321,802
TOTAL CORPORATE BONDS (Cost $2,048,325,227)			1,973,097,484

U.S. Treasury Obligations - 35.8%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.125% 5/15/40	451,600	267,714
1.75% 8/15/41	12,905,000	8,305,073
1.875% 11/15/51	26,946,000	15,609,734
2% 11/15/41	13,900,000	9,312,457
2% 8/15/51	63,895,000	38,272,107
2.25% 8/15/46	90,000	59,010
2.25% 2/15/52	29,700,000	18,922,149
2.375% 2/15/42	9,300,000	6,626,250
2.875% 5/15/49	38,253,600	28,113,408
2.875% 5/15/52	5,856,000	4,300,729
3% 2/15/47	19,862,700	15,033,581
3% 8/15/52	56,140,000	42,354,998
3.25% 5/15/42	12,005,000	9,827,218
3.625% 2/15/53	195,675,000	166,958,166
3.625% 5/15/53	450,000	384,117
3.875% 5/15/43 (k)(l)	4,000,000	3,565,000
4.125% 8/15/53	148,959,000	139,299,940
4.375% 8/15/43	20,531,000	19,623,145
6.25% 5/15/30 (l)	2,400,000	2,648,531
U.S. Treasury Notes:
1.375% 11/15/31	240,000	192,309
1.75% 1/31/29	15,000,000	13,211,719
2.625% 7/31/29	11,120,000	10,155,253
2.75% 8/15/32	54,222,000	47,882,686
2.875% 5/15/32	31,868,000	28,514,391
3.375% 5/15/33	94,650,000	87,462,516
3.5% 2/15/33	101,614,000	94,961,458
3.625% 3/31/28	4,900,000	4,761,039
3.625% 5/31/28	202,525,000	196,773,606
3.625% 3/31/30	644,000	617,284
3.875% 3/31/25 (k)(l)	10,000,000	9,853,906
3.875% 1/15/26	4,380,000	4,311,905
3.875% 9/30/29	29,670,000	28,903,911
3.875% 12/31/29	57,820,000	56,277,380
3.875% 8/15/33 (k)	77,754,000	74,777,480
4% 6/30/28	66,740,000	65,835,360
4% 10/31/29	45,000,000	44,128,125
4% 2/28/30	168,000	164,528
4.125% 7/31/28	127,000,000	125,943,321
4.125% 8/31/30	96,000,000	94,601,250
4.125% 11/15/32	160,450,000	157,510,506
4.375% 10/31/24	1,000,000	992,266
4.375% 8/31/28	17,442,000	17,486,968
4.5% 11/15/33	40,000,000	40,493,750
4.625% 3/15/26	3,620,000	3,621,273
4.625% 9/30/28	15,462,000	15,664,939
4.625% 9/30/30	55,526,000	56,358,890
4.875% 10/31/28	219,128,000	224,503,412
4.875% 10/31/30	156,000,000	160,680,000
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,316,911,375)		2,196,124,758

U.S. Government Agency - Mortgage Securities - 27.7%
	Principal Amount (a)	Value ($)
Fannie Mae - 4.7%
1% 12/1/36	2,632,020	2,116,782
1.5% 9/1/35 to 4/1/52	17,875,289	14,455,756
2% 2/1/28 to 3/1/52	74,950,711	61,587,957
2.5% 1/1/28 to 5/1/52	128,556,640	110,133,165
3% 2/1/31 to 2/1/52	37,103,543	32,901,574
3.5% 8/1/34 to 4/1/52 (k)(m)	14,613,958	13,281,346
4% 1/1/42 to 6/1/52	13,618,341	12,547,845
4.5% to 4.5% 8/1/33 to 12/1/52	13,638,601	12,868,890
5% 5/1/41 to 4/1/53	5,810,280	5,658,092
5.5% 9/1/52 to 8/1/53	12,266,699	12,151,430
6% 11/1/52 to 6/1/53	4,841,330	4,887,271
6.5% 8/1/53 to 10/1/53	7,564,660	7,696,860
TOTAL FANNIE MAE		290,286,968
Freddie Mac - 3.4%
1.5% 8/1/35 to 4/1/51	19,138,512	15,019,877
2% 6/1/35 to 4/1/52	48,296,660	41,006,679
2.5% 1/1/28 to 3/1/52	54,303,647	45,738,859
3% 12/1/30 to 3/1/52 (k)(m)	19,159,304	16,528,412
3.5% 3/1/32 to 5/1/52 (k)(m)	8,318,729	7,507,720
3.5% 9/1/47	52,203	47,130
4% 5/1/37 to 10/1/52	5,400,700	4,984,903
4.5% 11/1/40 to 7/1/49	5,915,386	5,675,843
5% 9/1/52 to 8/1/53	18,088,324	17,484,425
5.5% 10/1/52 to 6/1/53	30,509,284	30,374,556
6% 3/1/53 to 7/1/53	5,604,703	5,685,993
6.5% 12/1/52 to 10/1/53	17,053,980	17,457,945
TOTAL FREDDIE MAC		207,512,342
Freddie Mac Multi-family Structured pass-thru certificates - 0.0%
3% 10/1/31	16,364	15,520
Ginnie Mae - 6.8%
2% 11/20/50 to 4/20/51	13,824,804	11,177,737
2% 12/1/53 (h)	21,400,000	17,281,767
2% 12/1/53 (h)	31,850,000	25,720,761
2% 12/1/53 (h)	14,500,000	11,709,608
2% 12/1/53 (h)	10,900,000	8,802,395
2% 12/1/53 (h)	8,518,000	6,878,789
2% 12/1/53 (h)	800,000	646,047
2% 12/1/53 (h)	4,700,000	3,795,528
2% 12/1/53 (h)	1,500,000	1,211,339
2% 1/1/54 (h)	15,850,000	12,818,388
2% 1/1/54 (h)	5,800,000	4,690,640
2% 1/1/54 (h)	18,900,000	15,285,018
2% 1/1/54 (h)	10,750,000	8,693,859
2% 1/1/54 (h)	21,100,000	17,064,226
2.5% 6/20/51 to 12/20/51	27,439,161	22,720,587
2.5% 12/1/53 (h)	4,500,000	3,760,209
2.5% 12/1/53 (h)	11,800,000	9,860,102
2.5% 12/1/53 (h)	9,000,000	7,520,417
2.5% 12/1/53 (h)	3,600,000	3,008,167
2.5% 12/1/53 (h)	6,400,000	5,347,852
2.5% 1/1/54 (h)	13,700,000	11,461,661
2.5% 1/1/54 (h)	18,050,000	15,100,948
3% 12/20/42 to 10/20/50	956,658	837,324
3% 12/1/53 (h)	9,700,000	8,400,923
3% 12/1/53 (h)	4,850,000	4,200,461
3% 12/1/53 (h)	14,800,000	12,817,903
3% 12/1/53 (h)	3,950,000	3,420,994
3% 12/1/53 (h)	500,000	433,037
3% 12/1/53 (h)	8,700,000	7,534,848
3% 1/1/54 (h)	12,650,000	10,967,208
3% 1/1/54 (h)	19,750,000	17,122,717
3.5% 12/20/41 to 2/20/50	504,734	457,564
3.5% 12/1/53 (h)	12,950,000	11,582,584
3.5% 12/1/53 (h)	8,975,000	8,027,312
3.5% 1/1/54 (h)	8,250,000	7,385,955
3.5% 1/1/54 (h)	8,250,000	7,385,955
4% 10/20/40 to 4/20/48	1,606,387	1,505,603
4% 12/1/53 (h)	14,900,000	13,729,846
4.5% 4/20/35 to 12/20/48	325,128	312,409
4.5% 12/1/53 (h)	4,500,000	4,259,093
5% 4/20/48	264,243	262,827
5% 12/1/53 (h)	5,300,000	5,152,225
5% 12/1/53 (h)	5,000,000	4,860,590
5.5% 12/1/53 (h)	5,375,000	5,339,940
5.5% 12/1/53 (h)	1,075,000	1,067,988
5.5% 12/1/53 (h)	1,150,000	1,142,499
5.5% 1/1/54 (h)	3,775,000	3,749,197
6.5% 12/1/53 (h)	9,800,000	9,965,524
6.5% 12/1/53 (h)	9,800,000	9,965,524
6.5% 12/1/53 (h)	13,750,000	13,982,240
6.5% 12/1/53 (h)	2,250,000	2,288,003
6.5% 1/1/54 (h)	13,600,000	13,818,551
TOTAL GINNIE MAE		416,532,889
Uniform Mortgage Backed Securities - 12.8%
2% 12/1/53 (h)	8,650,000	6,729,479
2% 12/1/53 (h)	10,100,000	7,857,542
2% 12/1/53 (h)	17,825,000	13,867,395
2% 12/1/53 (h)	14,400,000	11,202,833
2% 12/1/53 (h)	14,400,000	11,202,833
2% 12/1/53 (h)	43,150,000	33,569,600
2% 12/1/53 (h)	21,550,000	16,765,350
2% 12/1/53 (h)	11,750,000	9,141,200
2% 12/1/53 (h)	10,450,000	8,129,834
2% 12/1/53 (h)	10,175,000	7,915,891
2% 12/1/53 (h)	8,650,000	6,729,479
2% 12/1/53 (h)	7,625,000	5,932,056
2% 12/1/53 (h)	13,250,000	10,308,162
2% 12/1/53 (h)	10,100,000	7,857,542
2% 1/1/54 (h)	73,400,000	57,206,543
2% 1/1/54 (h)	6,950,000	5,416,696
2% 1/1/54 (h)	24,250,000	18,899,982
2% 1/1/54 (h)	6,300,000	4,910,098
2% 1/1/54 (h)	18,600,000	14,496,481
2.5% 12/1/53 (h)	30,100,000	24,411,579
2.5% 12/1/53 (h)	7,600,000	6,163,721
2.5% 12/1/53 (h)	7,500,000	6,082,619
2.5% 12/1/53 (h)	3,750,000	3,041,310
2.5% 12/1/53 (h)	2,250,000	1,824,786
2.5% 12/1/53 (h)	7,500,000	6,082,619
2.5% 12/1/53 (h)	4,400,000	3,568,470
2.5% 1/1/54 (h)	31,750,000	25,791,922
3% 12/1/53 (h)	800,000	675,375
3% 12/1/53 (h)	7,050,000	5,951,745
3% 12/1/53 (h)	2,600,000	2,194,970
3% 12/1/53 (h)	31,900,000	26,930,589
3% 12/1/53 (h)	22,200,000	18,741,664
3% 12/1/53 (h)	8,800,000	7,429,128
3% 12/1/53 (h)	7,050,000	5,951,745
3% 12/1/53 (h)	23,650,000	19,965,782
3% 12/1/53 (h)	19,400,000	16,377,851
3% 12/1/53 (h)	19,300,000	16,293,429
3% 12/1/53 (h)	3,025,000	2,553,763
3% 12/1/53 (h)	4,025,000	3,397,982
3% 12/1/53 (h)	800,000	675,375
3% 12/1/53 (h)	3,875,000	3,271,349
3% 12/1/53 (h)	19,400,000	16,377,851
3% 1/1/54 (h)	63,400,000	53,595,310
3% 1/1/54 (h)	25,250,000	21,345,135
3% 1/1/54 (h)	10,175,000	8,601,456
3% 1/1/54 (h)	25,250,000	21,345,135
3.5% 12/1/53 (h)	37,950,000	33,305,565
3.5% 12/1/53 (h)	20,350,000	17,859,506
3.5% 12/1/53 (h)	10,250,000	8,995,574
3.5% 12/1/53 (h)	10,425,000	9,149,157
3.5% 1/1/54 (h)	20,650,000	18,136,505
3.5% 1/1/54 (h)	23,450,000	20,595,692
4% 12/1/53 (h)	16,900,000	15,353,922
4% 12/1/53 (h)	19,100,000	17,352,658
4% 12/1/53 (h)	2,550,000	2,316,716
4.5% 12/1/53 (h)	5,200,000	4,872,966
4.5% 12/1/53 (h)	1,750,000	1,639,941
4.5% 12/1/53 (h)	2,150,000	2,014,784
4.5% 12/1/53 (h)	2,200,000	2,061,640
4.5% 1/1/54 (h)	5,000,000	4,688,670
5% 12/1/38 (h)	4,025,000	3,922,803
5% 12/1/38 (h)	1,775,000	1,729,932
5% 12/1/53 (h)	1,275,000	1,228,232
5.5% 12/1/53 (h)	6,800,000	6,704,909
5.5% 12/1/53 (h)	675,000	665,561
5.5% 12/1/53 (h)	4,750,000	4,683,576
5.5% 12/1/53 (h)	3,825,000	3,771,511
6.5% 12/1/53 (h)	550,000	558,937
6.5% 12/1/53 (h)	3,350,000	3,404,436
6.5% 12/1/53 (h)	7,250,000	7,367,809
6.5% 12/1/53 (h)	3,950,000	4,014,186
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		783,176,844
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,695,693,523)		1,697,524,563

Asset-Backed Securities - 5.0%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)	217,531	140,849
Series 2019-1 Class A, 3.844% 5/15/39 (b)	123,818	92,864
Series 2019-2:
Class A, 3.376% 10/16/39 (b)	451,269	396,855
Class B, 4.458% 10/16/39 (b)	220,258	96,922
Series 2021-1A Class A, 2.95% 11/16/41 (b)	1,173,278	1,039,877
Series 2021-2A Class A, 2.798% 1/15/47 (b)	2,275,553	1,948,329
AASET, Ltd. Series 2022-1A Class A, 6% 5/16/47 (b)	8,745,463	8,301,281
Aimco Series 2018-BA Class AR, CME Term SOFR 3 Month Index + 1.360% 6.7555% 1/15/32 (b)(d)(e)	409,000	408,509
AIMCO CLO Series 2021-AA Class AR2, CME Term SOFR 3 Month Index + 1.400% 6.8044% 10/17/34 (b)(d)(e)	3,255,000	3,240,177
AIMCO CLO Ltd. Series 2021-11A Class AR, CME Term SOFR 3 Month Index + 1.390% 6.7944% 10/17/34 (b)(d)(e)	5,734,000	5,716,689
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, CME Term SOFR 3 Month Index + 1.250% 6.6674% 4/20/34 (b)(d)(e)	2,407,000	2,388,180
Aligned Data Centers Issuer Ll Series 2023-2A Class A2, 6.5% 11/16/48 (b)	250,000	245,668
Allegro CLO XIV, Ltd. Series 2021-2A Class A1, CME Term SOFR 3 Month Index + 1.420% 6.8155% 10/15/34 (b)(d)(e)	5,069,000	5,049,849
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.500% 6.9158% 7/20/35 (b)(d)(e)	1,450,000	1,447,370
Allegro CLO, Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.400% 6.8174% 7/20/34 (b)(d)(e)	1,078,000	1,072,531
American Express Credit Account Master Trust Series 2023-1 Class A, 4.87% 5/15/28	1,600,000	1,591,938
American Money Management Corp. Series 2012-11A Class A1R2, CME Term SOFR 3 Month Index + 1.270% 6.6616% 4/30/31 (b)(d)(e)	1,854,842	1,851,269
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (b)	219,016	191,635
Class B, 4.335% 1/16/40 (b)	138,939	76,766
Apollo Aviation Securitization Trust Series 2017-1A Class A, 3.967% 5/16/42 (b)	86,130	78,775
Ares CLO Series 2019-54A Class A, CME Term SOFR 3 Month Index + 1.580% 6.9755% 10/15/32 (b)(d)(e)	674,000	673,993
Ares LIX CLO Ltd. Series 2021-59A Class A, CME Term SOFR 3 Month Index + 1.290% 6.6698% 4/25/34 (b)(d)(e)	1,292,000	1,281,368
Ares LV CLO Ltd. Series 2021-55A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.7855% 7/15/34 (b)(d)(e)	1,381,000	1,377,560
Ares LVIII CLO LLC Series 2022-58A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.7239% 1/15/35 (b)(d)(e)	2,223,000	2,204,949
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, CME Term SOFR 3 Month Index + 1.330% 6.7255% 4/15/34 (b)(d)(e)	5,656,000	5,619,400
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, CME Term SOFR 3 Month Index + 1.510% 6.9144% 4/17/33 (b)(d)(e)	369,000	368,018
Babson CLO Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.8055% 10/15/36 (b)(d)(e)	987,000	982,933
Bank of America Credit Card Master Trust Series 2023-A1 Class A1, 4.79% 5/15/28	2,100,000	2,086,332
Barings CLO Ltd.:
Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.280% 6.6598% 4/25/34 (b)(d)(e)	1,547,000	1,536,525
Series 2021-4A Class A, CME Term SOFR 3 Month Index + 1.480% 6.8974% 1/20/32 (b)(d)(e)	1,550,000	1,549,995
Beechwood Park CLO Ltd. Series 2022-1A Class A1R, CME Term SOFR 3 Month Index + 1.300% 6.7028% 1/17/35 (b)(d)(e)	20,400,000	20,263,075
BETHP Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7855% 1/15/35 (b)(d)(e)	1,493,000	1,488,431
Blackbird Capital Aircraft:
Series 2016-1A Class A, 4.213% 12/16/41 (b)	182,805	168,322
Series 2021-1A Class A, 2.443% 7/15/46 (b)	1,927,083	1,642,838
Bristol Park CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.250% 6.6455% 4/15/29 (b)(d)(e)	1,706,197	1,703,803
Capital One Multi-Asset Execution Trust Series 2023-A1 Class A, 4.42% 5/15/28	2,000,000	1,967,766
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A3, 6% 7/17/28	2,114,000	2,150,918
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (b)	979,280	856,902
Class B, 5.095% 4/15/39 (b)	186,315	120,644
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (b)	127,488	116,224
Series 2021-1A Class A, 3.474% 1/15/46 (b)	242,088	222,183
Cedar Funding Ltd.:
Series 2021-10A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.7774% 10/20/32 (b)(d)(e)	1,192,000	1,186,191
Series 2022-15A Class A, CME Term SOFR 3 Month Index + 1.320% 6.7358% 4/20/35 (b)(d)(e)	1,985,000	1,966,740
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2021-12A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.7698% 10/25/34 (b)(d)(e)	8,301,000	8,251,211
Cedar Funding Xvii Clo Ltd. Series 2023-17A Class A, CME Term SOFR 3 Month Index + 1.850% 7.2758% 7/20/36 (b)(d)(e)	2,472,000	2,476,368
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 Month Index + 1.310% 6.7274% 4/20/34 (b)(d)(e)	19,638,000	19,428,836
Cent CLO Ltd. / Cent CLO Series 2021-29A Class AR, CME Term SOFR 3 Month Index + 1.430% 6.8474% 10/20/34 (b)(d)(e)	1,501,000	1,485,604
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (b)	1,010,781	972,663
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/35 (b)	1,351,569	1,357,114
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, CME Term SOFR 3 Month Index + 1.460% 6.8774% 4/20/34 (b)(d)(e)	2,765,000	2,740,115
Columbia Cent Clo 32 Ltd. / Coliseum Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.700% 7.0985% 7/24/34 (b)(d)(e)	2,111,000	2,107,226
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, CME Term SOFR 3 Month Index + 1.570% 6.9874% 1/20/34 (b)(d)(e)	2,090,000	2,079,316
Daimler Trucks Retail Trust 20 Series 2023-1 Class A2, 6.03% 9/15/25	4,608,000	4,614,337
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/47 (b)	275,210	253,995
Discover Card Execution Note Trust Series 2023 A1 Class A, 4.31% 3/15/28 (n)	1,400,000	1,374,173
Dllaa 2023-1A Series 2023-1A:
Class A2, 5.93% 7/20/26 (b)	964,000	965,470
Class A3, 5.64% 2/22/28 (b)	733,000	732,890
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME Term SOFR 3 Month Index + 1.300% 6.7158% 4/20/35 (b)(d)(e)	3,389,000	3,355,696
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, CME Term SOFR 3 Month Index + 1.410% 6.8274% 10/20/34 (b)(d)(e)	2,508,000	2,502,212
Series 2021-83A Class A, CME Term SOFR 3 Month Index + 1.480% 6.8767% 1/18/32 (b)(d)(e)	1,277,000	1,276,059
Dryden CLO, Ltd. / Dryden CLO, LLC Series 2021-86A Class A1R, CME Term SOFR 3 Month Index + 1.360% 6.7644% 7/17/34 (b)(d)(e)	5,711,000	5,676,197
Dryden Senior Loan Fund:
Series 2020-78A Class A, CME Term SOFR 3 Month Index + 1.440% 6.8444% 4/17/33 (b)(d)(e)	2,400,000	2,389,850
Series 2021-85A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.8055% 10/15/35 (b)(d)(e)	3,895,000	3,876,990
Series 2021-90A Class A1A, CME Term SOFR 3 Month Index + 1.390% 6.7587% 2/20/35 (b)(d)(e)	2,292,000	2,278,007
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.7555% 4/15/31 (b)(d)(e)	684,000	681,643
Series 2021-2A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.8055% 1/15/35 (b)(d)(e)	1,782,000	1,779,193
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, CME Term SOFR 3 Month Index + 1.510% 6.9055% 1/15/34 (b)(d)(e)	330,000	329,245
Enterprise Fleet Financing 2023-3 L Series 2023-3 Class A2, 6.4% 3/20/30 (b)	3,408,000	3,450,310
Flatiron CLO Ltd. Series 2021-1A:
Class A1, 3 month U.S. LIBOR + 1.110% 6.7684% 7/19/34 (b)(d)(e)	3,076,000	3,058,618
Class AR, CME Term SOFR 3 Month Index + 1.340% 6.7318% 11/16/34 (b)(d)(e)	1,500,000	1,495,587
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, CME Term SOFR 3 Month Index + 1.560% 6.9287% 11/20/33 (b)(d)(e)	1,833,000	1,829,693
Ford Credit Floorplan Master Owner Trust Series 2023-1 Class A1, 4.92% 5/15/28 (b)	1,500,000	1,479,853
GM Financial Automobile Leasing Series 2023-2 Class A2A, 5.44% 10/20/25	799,498	797,817
Gm Financial Consumer Automobile Re Series 2023-3 Class A3, 5.45% 6/16/28	1,490,000	1,497,417
GM Financial Consumer Automobile Receivables Trust:
Series 2022-2 Class A3, 3.1% 2/16/27	2,800,000	2,736,620
Series 2022-4 Class A3, 4.82% 8/16/27	3,291,000	3,260,067
Gm Financial Leasing Trust 202 Series 2023-3 Class A3, 5.38% 11/20/26	772,000	769,916
Honda Auto Receivables 2023-3 Series 2023-3 Class A3, 5.41% 2/18/28	800,000	802,293
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)	188,406	159,767
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	1,902,559	1,662,452
Invesco CLO Ltd. Series 2021-3A Class A, CME Term SOFR 3 Month Index + 1.390% 6.8035% 10/22/34 (b)(d)(e)	1,056,000	1,051,174
KKR CLO Ltd. Series 2022-41A Class A1, CME Term SOFR 3 Month Index + 1.330% 6.7239% 4/15/35 (b)(d)(e)	2,473,000	2,447,071
Lucali CLO Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.470% 6.8655% 1/15/33 (b)(d)(e)	760,000	759,983
Madison Park Funding Series 2020-19A Class A1R2, CME Term SOFR 3 Month Index + 1.180% 6.5935% 1/22/28 (b)(d)(e)	1,454,046	1,449,684
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, CME Term SOFR 3 Month Index + 1.400% 6.7984% 4/19/34 (b)(d)(e)	2,200,000	2,180,919
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, CME Term SOFR 3 Month Index + 1.360% 6.7735% 1/22/35 (b)(d)(e)	1,719,000	1,704,440
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, CME Term SOFR 3 Month Index + 1.380% 6.7755% 7/15/34 (b)(d)(e)	2,347,000	2,328,078
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, CME Term SOFR 3 Month Index + 1.460% 6.8735% 1/22/31 (b)(d)(e)	390,000	386,098
Magnetite CLO LTD Series 2023-36A Class A, CME Term SOFR 3 Month Index + 1.800% 7.2119% 4/22/36 (b)(d)(e)	1,513,000	1,516,327
Magnetite CLO Ltd. Series 2021-27A Class AR, CME Term SOFR 3 Month Index + 1.400% 6.8174% 10/20/34 (b)(d)(e)	348,000	347,599
Magnetite IX, Ltd. / Magnetite IX LLC Series 2021-30A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7698% 10/25/34 (b)(d)(e)	2,070,000	2,062,892
Magnetite XXI Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.280% 6.6974% 4/20/34 (b)(d)(e)	1,238,000	1,227,518
Magnetite XXIII, Ltd. Series 2021-23A Class AR, CME Term SOFR 3 Month Index + 1.390% 6.7698% 1/25/35 (b)(d)(e)	1,275,000	1,268,872
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, CME Term SOFR 3 Month Index + 1.250% 6.6455% 1/15/34 (b)(d)(e)	1,460,000	1,453,537
Marlette Funding Trust 2023-3 Series 2023-3A Class A, 6.49% 9/15/33 (b)	1,462,099	1,461,466
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/36 (b)	2,100,000	2,107,408
Milos CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.7474% 10/20/30 (b)(d)(e)	1,331,180	1,331,109
Peace Park CLO, Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.390% 6.8074% 10/20/34 (b)(d)(e)	1,494,000	1,485,628
Planet Fitness Master Issuer LLC:
Series 2018-1A Class A2II, 4.666% 9/5/48 (b)	1,567,500	1,514,868
Series 2019-1A Class A2, 3.858% 12/5/49 (b)	2,273,425	1,926,421
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (b)	1,296,260	1,176,834
Class A2II, 4.008% 12/5/51 (b)	1,159,345	949,521
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (b)	403,207	334,674
Rockland Park CLO Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.380% 6.7974% 4/20/34 (b)(d)(e)	1,839,000	1,826,638
RR 7 Ltd. Series 2022-7A Class A1AB, CME Term SOFR 3 Month Index + 1.340% 6.7339% 1/15/37 (b)(d)(e)	3,350,000	3,326,205
Rram 2022-24A Series 2023-24A Class A1AR, CME Term SOFR 3 Month Index + 1.730% 0% 1/15/36 (b)(d)(e)	13,500,000	13,500,000
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (b)	684,806	583,811
Class B, 4.335% 3/15/40 (b)	211,834	151,470
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	699,000	672,900
1.884% 7/15/50 (b)	403,000	368,580
2.328% 7/15/52 (b)	308,000	265,791
Stratus CLO, Ltd. Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.750% 7.1658% 7/20/30 (b)(d)(e)	270,079	270,095
SYMP Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.320% 6.7319% 4/23/35 (b)(d)(e)	6,927,000	6,849,321
Symphony CLO Ltd. Series 2020-22A Class A1A, CME Term SOFR 3 Month Index + 1.550% 6.9467% 4/18/33 (b)(d)(e)	2,900,000	2,890,323
Symphony CLO XIX, Ltd. / Symphony CLO XIX LLC Series 2018-19A Class A, CME Term SOFR 3 Month Index + 1.220% 6.6155% 4/16/31 (b)(d)(e)	868,401	863,365
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.320% 6.7155% 7/15/32 (b)(d)(e)	250,000	249,222
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, CME Term SOFR 3 Month Index + 1.240% 6.6384% 4/19/34 (b)(d)(e)	1,566,000	1,550,738
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, CME Term SOFR 3 Month Index + 1.340% 6.7574% 4/20/33 (b)(d)(e)	1,720,000	1,713,977
Tesla Auto Lease Trust 2023-B Series 2023-B:
Class A2, 6.02% 9/22/25 (b)	3,685,000	3,689,618
Class A3, 6.13% 9/21/26 (b)	2,500,000	2,508,725
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/26 (b)	1,743,000	1,740,721
Thunderbolt Aircraft Lease Ltd.:
Series 2017-A Class A, 4.212% 5/17/32 (b)	90,056	82,629
Series 2018-A Class A, 4.147% 9/15/38 (b)(d)	4,118,377	3,542,175
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	802,156	675,841
Toyota Auto Receivables Owner Trust Series 2022-C Class A3, 3.76% 4/15/27	3,750,000	3,664,298
Toyota Lease Owner Trust Series 2023 A:
Class A2, 5.3% 8/20/25 (b)	1,480,722	1,476,612
Class A3, 4.93% 4/20/26 (b)	1,472,000	1,460,934
Tricon Residential 2023-Sfr1 T Series 2023-SFR1 Class E, 7.977% 7/17/40 (b)	350,000	350,473
Vcat 2021-Npl5 LLC Series 2021-NPL5 Class A1, 1.8677% 8/25/51 (b)(d)	666,579	636,625
Verizon Master Trust Series 2023 2 Class A, 4.89% 4/13/28	800,000	792,835
Voya Clo 2023-1 Ltd. Series 2023-1A Class A1, CME Term SOFR 3 Month Index + 1.800% 1.8% 1/20/37 (b)(d)(e)(h)	4,263,000	4,261,546
Voya CLO Ltd. Series 2019-2A Class A, CME Term SOFR 3 Month Index + 1.530% 6.9474% 7/20/32 (b)(d)(e)	679,000	678,967
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, CME Term SOFR 3 Month Index + 1.420% 6.8184% 7/19/34 (b)(d)(e)	960,000	953,908
Series 2021-3A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.8274% 10/20/34 (b)(d)(e)	16,744,000	16,662,222
Voya CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 6.8055% 7/16/34 (b)(d)(e)	2,549,000	2,538,118
Wheels Fleet Lease Funding 1 L Series 2023-2A Class A, 6.46% 8/18/38 (b)	4,000,000	4,030,105
Willis Engine Structured Trust Vi Series 2023-A Class A, 8% 10/15/48 (b)	2,100,000	2,088,576
World Omni Auto Receivables Trust:
Series 2023 B:
Class A2A, 5.25% 11/16/26	785,211	782,809
Class A3, 4.66% 5/15/28	1,559,000	1,538,170
Series 2023-C Class A3, 5.15% 11/15/28	949,000	946,841
World Omni Automobile Lease Series 2023-A Class A2A, 5.47% 11/17/25	1,550,668	1,548,012
TOTAL ASSET-BACKED SECURITIES (Cost $310,316,531)		307,101,580

Collateralized Mortgage Obligations - 1.7%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.1%
Binom Securitization Trust 202 Series 2022-RPL1 Class A1, 3% 2/25/61 (b)	1,089,464	965,326
Bravo Residential Funding Trust 2023- sequential payer Series 2023-RPL1 Class A1, 5% 5/25/63 (b)	2,423,953	2,331,888
Cascade Funding Mortgage Trust Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	518,859	493,857
COMM Mortgage Trust Series 2015-LC19 Class C, 4.3535% 2/10/48 (d)	300,000	268,530
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (b)(d)	1,076,170	1,017,673
MFA Trust sequential payer Series 2022-RPL1 Class A1, 3.3% 8/25/61 (b)	1,915,176	1,712,270
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (b)	401,092	356,579
Ocwen Ln Investment Trust 2023-Hb1 Series 2023-HB1 Class A, 3% 6/25/36 (b)	479,663	454,761
RMF Buyout Issuance Trust sequential payer Series 2022-HB1 Class A, 4.272% 4/25/32 (b)	337,409	325,076
Towd Point Mortgage Trust sequential payer Series 2022-K147 Class A2, 3.75% 7/25/62 (b)	1,435,331	1,294,281
TOTAL PRIVATE SPONSOR		9,220,241
U.S. Government Agency - 1.6%
Fannie Mae:
planned amortization class:
Series 2012-134 Class MX, 3.5% 5/25/42	87,338	83,935
Series 2017-22 Class ED, 3.5% 6/25/44	95,874	93,304
Series 2021-69 Class JK, 1.5% 10/25/51	395,242	316,426
Series 2022-2 Class TH, 2.5% 2/25/52	251,330	221,526
sequential payer:
Series 2004-81 Class ML, 5% 11/25/24	52,669	52,384
Series 2005-40 Class YG, 5% 5/25/25	109,202	108,353
Series 2006-55 Class GE, 5% 6/25/26	282,079	279,689
Series 2010-47 Class JB, 5% 5/25/30	2,135,876	2,124,644
Series 2016-104 Class B, 4% 12/25/44	178,757	173,094
Series 2016-99 Class KA, 4% 11/25/42	221,897	216,627
Series 2020-101 Class BA, 1.5% 9/25/45	556,276	464,829
Series 2020-43 Class MA, 2% 1/25/45	1,530,276	1,342,832
Series 2020-49 Class JA, 2% 8/25/44	323,730	286,157
Series 2020-67 Class KZ, 3.25% 9/25/40	1,207,052	1,091,997
Series 2020-75 Class HA, 1.5% 12/25/44	3,473,936	2,893,198
Series 2020-80 Class BA, 1.5% 3/25/45	824,769	693,530
Series 2021-68 Class A, 2% 7/25/49	657,190	505,355
Series 2021-85 Class L, 2.5% 8/25/48	358,752	306,949
Series 2021-95:
Class 0, 2.5% 9/25/48	1,089,498	929,106
Class BA, 2.5% 6/25/49	1,659,039	1,414,579
Series 2021-96 Class HA, 2.5% 2/25/50	581,840	489,497
Series 2022-1 Class KA, 3% 5/25/48	354,115	313,213
Series 2022-11 Class B, 3% 6/25/49	473,152	424,287
Series 2022-13:
Class HA, 3% 8/25/46	386,985	353,423
Class JA, 3% 5/25/48	745,880	663,429
Class MA, 3% 5/25/44	6,444,592	5,957,622
Series 2022-15 Class GC, 3% 1/25/47	745,651	671,511
Series 2022-17 Class BH, 3% 5/25/47	826,923	745,843
Series 2022-25 Class AB, 4% 9/25/47	1,435,900	1,357,954
Series 2022-3:
Class D, 2% 2/25/48	1,697,495	1,454,312
Class G, 2% 11/25/47	5,394,896	4,596,998
Class N, 2% 10/25/47	4,181,677	3,485,306
Series 2022-30 Class E, 4.5% 7/25/48	900,645	858,867
Series 2022-35 Class CK, 4% 3/25/47	3,062,472	2,868,773
Series 2022-4 Class B, 2.5% 5/25/49	427,106	365,069
Series 2022-49 Class TC, 4% 12/25/48	294,026	279,515
Series 2022-5:
Class 0, 2.5% 6/25/48	598,155	514,197
Class DA, 2.25% 11/25/47	1,792,180	1,535,054
Series 2022-69 Class AB, 4.5% 1/25/44	1,585,318	1,515,006
Series 2022-7:
Class A, 3% 5/25/48	504,933	446,651
Class E, 2.5% 11/25/47	1,635,520	1,427,931
Series 2022-9 Class BA, 3% 5/25/48	593,725	527,849
Series 2020-39 Class MG, 1.5% 6/25/40	2,447,017	1,971,504
Series 2020-45:
Class JC, 1.5% 7/25/40	2,500,911	2,014,304
Class JL, 3% 7/25/40	36,244	32,230
Series 2020-59 Class MC, 1.5% 8/25/40	2,736,432	2,202,783
Series 2021-59 Class H, 2% 6/25/48	371,215	293,222
Series 2021-66:
Class DA, 2% 1/25/48	399,552	317,654
Class DM, 2% 1/25/48	424,609	337,575
Series 2022-28 Class A, 2.5% 2/25/52	1,373,026	1,242,005
Series 2023-13 Class CK, 1.5% 11/25/50	2,433,315	1,886,058
Freddie Mac:
planned amortization class:
Series 2012-4019 Class HT, 5% 8/15/40	35,224	35,044
Series 2017-4744 Class JA, 3% 9/15/47	175,785	155,311
Series 2021-5141 Class JM, 1.5% 4/25/51	289,555	230,637
Series 2021-5148:
Class AD, 1.5% 10/25/51	389,120	311,918
Class PC, 1.5% 10/25/51	386,702	306,227
Series 2022-5214 Class CG, 3.5% 4/25/52	710,407	649,832
Series 2022-5220 Class PK, 3.5% 1/25/51	981,408	902,851
sequential payer:
Series 2005-2974 Class CY, 5% 5/15/25	158,763	157,737
Series 2014-4422 Class LA, 4.5% 3/15/43	29,017	28,806
Series 2015-4516 Class A, 4% 8/15/41	99,619	98,022
Series 2020-4993 Class LA, 2% 8/25/44	1,462,522	1,296,106
Series 2020-5018:
Class LC, 3% 10/25/40	243,769	216,018
Class LT, 3.25% 10/25/40	1,252,189	1,131,762
Class LY, 3% 10/25/40	184,996	163,984
Series 2020-5058 Class BE, 3% 11/25/50	909,546	771,273
Series 2021-5115 Class A, 2% 3/25/40	1,241,193	1,064,836
Series 2021-5139 Class JC, 2% 8/25/40	1,183,624	1,000,882
Series 2021-5147 Class WN, 2% 1/25/40	1,284,825	1,092,802
Series 2021-5169:
Class BA, 2.5% 5/25/49	1,014,470	866,103
Class TP, 2.5% 6/25/49	452,387	382,016
Series 2021-5175 Class CB, 2.5% 4/25/50	2,075,342	1,746,892
Series 2021-5178:
Class CT, 2% 11/25/40	1,296,479	1,088,073
Class TP, 2.5% 4/25/49	850,971	725,543
Series 2021-5180 Class KA, 2.5% 10/25/47	421,497	367,420
Series 2022-5189:
Class DA, 2.5% 5/25/49	260,429	221,728
Class TP, 2.5% 5/25/49	613,399	522,175
Series 2022-5190:
Class BA, 2.5% 11/25/47	259,589	223,400
Class CA, 2.5% 5/25/49	513,712	437,024
Series 2022-5191 Class CA, 2.5% 4/25/50	497,467	419,244
Series 2022-5197:
Class A, 2.5% 6/25/49	513,713	437,242
Class DA, 2.5% 11/25/47	197,133	169,723
Series 2022-5198 Class BA, 2.5% 11/25/47	828,260	720,860
Series 2022-5200 Class LA, 3% 10/25/48	1,333,394	1,188,094
Series 2022-5202:
Class AG, 3% 1/25/49	296,675	263,187
Class BC, 3% 5/25/48	1,069,863	952,152
Class LB, 2.5% 10/25/47	210,490	180,815
Class UA, 3% 4/25/50	346,124	303,666
Series 2022-5210 Class TA, 3.5% 11/25/46	477,769	436,565
Series 2020-5000 Class BA, 2% 4/25/45	1,082,226	945,464
Series 2020-5041:
Class LA, 1.5% 11/25/40	5,722,529	4,626,037
Class LB, 3% 11/25/40	415,031	367,648
Series 2020-5046 Class PT, 1.5% 11/25/40	4,340,928	3,506,154
Series 2021-5083 Class VA, 1% 8/15/38	1,093,368	1,011,388
Series 2021-5176 Class AG, 2% 1/25/47	1,567,092	1,303,427
Series 2021-5182 Class A, 2.5% 10/25/48	2,732,140	2,322,294
Series 2022-5210 Class AB, 3% 1/25/42	697,180	630,308
Series 2022-5213 Class AH, 2.25% 4/25/37	1,121,982	1,022,106
Series 2022-5214 Class CB, 3.25% 4/25/52	1,691,447	1,541,390
Series 2022-5236 Class P, 5% 4/25/48	454,231	446,934
Series 2022-5266 Class CD, 4.5% 10/25/44	1,041,952	1,012,387
Freddie Mac Multi-family Structured pass-thru certificates:
planned amortization class Series 20XX-5165 Class PC, 1.5% 11/25/51	495,143	398,609
sequential payer:
Series 2021-5159:
Class EA, 2.5% 8/25/48	444,737	376,078
Class GC, 2% 11/25/47	337,737	286,940
Series 2021-5164 Class M, 2.5% 7/25/48	454,034	384,068
TOTAL U.S. GOVERNMENT AGENCY		96,195,358
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $105,961,323)		105,415,599

Commercial Mortgage Securities - 4.5%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX:
Class A, CME Term SOFR 1 Month Index + 1.150% 6.473% 1/15/39 (b)(d)(e)	2,660,000	2,592,896
Class B, CME Term SOFR 1 Month Index + 1.550% 6.873% 1/15/39 (b)(d)(e)	311,000	301,691
Class C, CME Term SOFR 1 Month Index + 2.150% 7.473% 1/15/39 (b)(d)(e)	167,000	161,121
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (b)	496,000	445,741
Series 2019-BPR Class BNM, 3.465% 11/5/32 (b)	111,000	90,762
BANK:
sequential payer:
Series 2017-BNK9 Class A4, 3.538% 11/15/54	3,500,000	3,222,701
Series 2018-BN10 Class A5, 3.688% 2/15/61	2,900,000	2,682,732
Series 2018-BN14:
Class A4, 4.231% 9/15/60	1,600,000	1,504,430
Class ASB, 4.185% 9/15/60	313,255	304,189
Series 2019-BN20 Class ASB, 2.933% 9/15/62	100,000	92,312
Series 2019-BN21 Class A5, 2.851% 10/17/52	112,000	95,531
Series 2019-BN23 Class ASB, 2.846% 12/15/52	300,000	275,753
Series 2022-BNK44, Class A5, 5.9368% 11/15/55 (d)	7,185,000	7,283,118
Series 2023-5YR1:
Class A2, 5.779% 4/15/56	1,300,000	1,294,556
Class A3, 6.26% 4/15/56	1,900,000	1,928,199
Series 2018-BN10 Class C, 4.163% 2/15/61 (d)	425,000	347,329
Series 2020-BN30 Class MCDE, 3.0155% 12/15/53 (d)	5,208,000	3,032,471
Series 2021-BN33 Class XA, 1.167% 5/15/64 (d)(n)	9,642,820	502,119
BANK Trust sequential payer Series 2017-BNK5:
Class A4, 3.131% 6/15/60	4,400,000	4,048,785
Class A5, 3.39% 6/15/60	1,700,000	1,570,200
Bank5 2023-5Yr3 Series 2023-5YR3 Class A/S, 7.5592% 9/15/56 (d)	500,000	513,453
Bank5 2023-5Yr4 Series 2023-5YR4 Class C, 7.785% 12/15/56 (d)	300,000	282,464
BBCMS Mortgage Trust:
sequential payer Series 2021-C10 Class ASB, 2.268% 7/15/54	500,000	434,258
Series 2020-C7:
Class A/S, 2.444% 4/15/53	206,000	159,900
Class B, 3.152% 4/15/53	225,000	164,557
Bbcms Mortgage Trust 2023-C21 sequential payer Series 2023-C21 Class A3, 6.5061% 9/15/56 (d)	1,600,000	1,626,363
Bbcms Mtg Trust 2023-5C23 Series 2023-5C23 Class B, 7.7032% 12/15/56 (d)	500,000	506,378
Benchmark 2023-V3 Mtg Trust sequential payer Series 2023-V3 Class A3, 6.3629% 7/15/56	1,000,000	1,023,047
Benchmark 2023-V4 Mtg Trust:
sequential payer Series 2023-V4 Class A3, 6.8409% 11/15/56	1,067,000	1,113,942
Series 2023-V4:
Class B, 7.4604% 11/15/56	250,000	253,476
Class C, 7.4604% 11/15/56	250,000	232,952
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	127,000	118,379
Series 2019-B10 Class ASB, 3.615% 3/15/62	500,000	474,915
Series 2019-B9 Class AAB, 3.9325% 3/15/52	1,000,000	960,287
Series 2021-B27 Class XA, 1.3771% 7/15/54 (d)(n)	4,161,781	256,299
Series 2023-V2 Class A/S, 6.5374% 5/15/55	500,000	496,900
Bmo 2023-5C1 Mtg Trust sequential payer Series 2023-5C1 Class A3, 6.534% 8/15/56	700,000	718,518
Bmo 2023-5C2 Mortgage Trust Series 2023-5C2 Class A5, 7.244% 11/15/56 (d)	330,000	338,681
Bmo 2023-C7 Mtg Trust Series 2023-C7 Class C, 7.3656% 12/15/26 (d)	49,000	47,063
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 7.2209% 4/15/37 (b)(d)(e)	7,887,000	7,748,821
Class B, CME Term SOFR 1 Month Index + 2.440% 7.7699% 4/15/37 (b)(d)(e)	1,165,000	1,128,241
BX Commercial Mortgage Trust:
floater:
Series 2020-VKNG Class G, CME Term SOFR 1 Month Index + 3.360% 8.6874% 10/15/37 (b)(d)(e)	1,190,000	1,138,249
Series 2021-PAC:
Class A, CME Term SOFR 1 Month Index + 0.800% 6.1266% 10/15/36 (b)(d)(e)	2,392,000	2,335,698
Class B, CME Term SOFR 1 Month Index + 1.010% 6.3363% 10/15/36 (b)(d)(e)	3,496,000	3,382,996
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5361% 10/15/36 (b)(d)(e)	5,034,000	4,839,692
Class D, CME Term SOFR 1 Month Index + 1.410% 6.7358% 10/15/36 (b)(d)(e)	1,147,000	1,095,529
Class E, CME Term SOFR 1 Month Index + 2.060% 7.385% 10/15/36 (b)(d)(e)	1,486,000	1,419,320
Series 2022-LP2:
Class A, CME Term SOFR 1 Month Index + 1.010% 6.3358% 2/15/39 (b)(d)(e)	1,940,116	1,893,257
Class B, CME Term SOFR 1 Month Index + 1.310% 6.6352% 2/15/39 (b)(d)(e)	685,319	664,683
Class C, CME Term SOFR 1 Month Index + 1.560% 6.8846% 2/15/39 (b)(d)(e)	1,495,388	1,437,228
Class D, CME Term SOFR 1 Month Index + 1.960% 7.2837% 2/15/39 (b)(d)(e)	685,319	651,788
floater sequential payer Series 2019-CALM Class A, CME Term SOFR 1 Month Index + 0.990% 6.3135% 11/15/32 (b)(d)(e)	420,361	417,963
Series 2020-VIVA Class D, 3.667% 3/11/44 (b)(d)	1,505,000	1,197,664
Bx Commercial Mortgage Trust 2:
floater Series 2019-IMC:
Class B, CME Term SOFR 1 Month Index + 1.340% 6.6693% 4/15/34 (b)(d)(e)	1,917,000	1,897,115
Class C, CME Term SOFR 1 Month Index + 1.640% 6.9693% 4/15/34 (b)(d)(e)	210,000	206,733
Class D, CME Term SOFR 1 Month Index + 1.940% 7.2693% 4/15/34 (b)(d)(e)	220,000	215,722
floater sequential payer Series 2019-IMC Class A, CME Term SOFR 1 Month Index + 1.040% 6.3693% 4/15/34 (b)(d)(e)	500,000	496,110
BX Trust:
floater:
Series 2019-XL:
Class B, CME Term SOFR 1 Month Index + 1.190% 6.5174% 10/15/36 (b)(d)(e)	1,159,400	1,150,570
Class C, CME Term SOFR 1 Month Index + 1.360% 6.6874% 10/15/36 (b)(d)(e)	708,050	701,759
Class D, CME Term SOFR 1 Month Index + 1.560% 6.8874% 10/15/36 (b)(d)(e)	1,244,400	1,231,764
Class E, CME Term SOFR 1 Month Index + 1.910% 7.2374% 10/15/36 (b)(d)(e)	5,780,850	5,716,924
Class G, CME Term SOFR 1 Month Index + 2.410% 7.7374% 10/15/36 (b)(d)(e)	1,300,500	1,272,537
Series 2021-SOAR Class G, CME Term SOFR 1 Month Index + 2.910% 8.2375% 6/15/38 (b)(d)(e)	208,891	196,524
Series 2021-VOLT:
Class D, CME Term SOFR 1 Month Index + 1.760% 7.0874% 9/15/36 (b)(d)(e)	1,000,000	956,317
Class F, CME Term SOFR 1 Month Index + 2.510% 7.8374% 9/15/36 (b)(d)(e)	354,000	332,190
Class G, CME Term SOFR 1 Month Index + 2.960% 8.2874% 9/15/36 (b)(d)(e)	750,000	701,360
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.4879% 8/15/39 (b)(d)(e)	2,531,000	2,533,378
Series 2022-IND:
Class A, CME Term SOFR 1 Month Index + 1.490% 6.8139% 4/15/37 (b)(d)(e)	2,599,743	2,560,607
Class B, CME Term SOFR 1 Month Index + 1.940% 7.2629% 4/15/37 (b)(d)(e)	930,743	915,565
Class C, CME Term SOFR 1 Month Index + 2.290% 7.6129% 4/15/37 (b)(d)(e)	210,268	206,311
Class D, CME Term SOFR 1 Month Index + 2.830% 8.1619% 4/15/37 (b)(d)(e)	176,254	172,053
Series 2022-LBA6 Class E, CME Term SOFR 1 Month Index + 2.700% 8.0229% 1/15/39 (b)(d)(e)	1,500,000	1,434,131
floater sequential payer:
Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 6.3574% 10/15/36 (b)(d)(e)	7,114,170	7,096,105
Series 2021-SOAR Class A, CME Term SOFR 1 Month Index + 0.780% 6.1075% 6/15/38 (b)(d)(e)	669,380	656,557
Series 2019-OC11:
Class D, 4.0755% 12/9/41 (b)(d)	500,000	418,505
Class E, 4.0755% 12/9/41 (b)(d)	1,800,000	1,459,117
CAMB Commercial Mortgage Trust floater Series 2019-LIFE:
Class A, CME Term SOFR 1 Month Index + 1.110% 6.44% 12/15/37 (b)(d)(e)	700,000	696,046
Class F, CME Term SOFR 1 Month Index + 2.590% 7.92% 12/15/37 (b)(d)(e)	380,000	366,373
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (b)	1,974,428	1,740,341
CFCRE Commercial Mortgage Trust sequential payer Series 2017-C8 Class A3, 3.3048% 6/15/50	2,041,770	1,877,768
Citigroup Commercial Mortgage Trust sequential payer Series 2019-C7 Class A4, 3.102% 12/15/72	1,212,628	1,050,681
COMM Mortgage Trust:
sequential payer:
Series 2014-CR18 Class A5, 3.828% 7/15/47	215,000	212,030
Series 2015-CR24 Class A5, 3.696% 8/10/48	1,090,000	1,045,264
Series 2015-DC1 Class A4, 3.078% 2/10/48	2,188,036	2,144,791
Series 2020-SBX Class A, 1.67% 1/10/38 (b)	3,174,000	2,793,465
Series 2015-LC19 Class B, 3.829% 2/10/48	110,000	101,313
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class A, CME Term SOFR 1 Month Index + 1.020% 6.35% 5/15/36 (b)(d)(e)	14,926,864	14,893,210
Class B, CME Term SOFR 1 Month Index + 1.270% 6.6% 5/15/36 (b)(d)(e)	5,442,460	5,423,180
Class C, CME Term SOFR 1 Month Index + 1.470% 6.8% 5/15/36 (b)(d)(e)	127,682	126,942
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	337,777	308,589
Series 2018-SITE:
Class A, 4.284% 4/15/36 (b)	287,000	285,861
Class B, 4.5349% 4/15/36 (b)	100,000	99,245
Class C, 4.9414% 4/15/36 (b)(d)	100,000	99,051
Class D, 4.9414% 4/15/36 (b)(d)	118,000	116,642
CSAIL 2018-CX12 Commercial Mortgage Trust sequential payer Series 2018-CX12 Class A3, 3.9585% 8/15/51	1,203,531	1,112,994
Csmc 2019-Uvil sequential payer Series 2019-UVIL Class A, 3.1595% 12/15/41 (b)	150,000	127,202
CSMC Trust Series 2017-PFHP Class D, CME Term SOFR 1 Month Index + 2.290% 7.62% 12/15/30 (b)(d)(e)	809,000	743,390
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1385% 11/15/38 (b)(d)(e)	10,063,287	9,848,554
Class B, CME Term SOFR 1 Month Index + 1.230% 6.5577% 11/15/38 (b)(d)(e)	2,034,632	1,983,557
Class F, CME Term SOFR 1 Month Index + 2.780% 8.1045% 11/15/38 (b)(d)(e)	283,670	269,074
Extended Stay America Trust floater Series 2021-ESH:
Class A, CME Term SOFR 1 Month Index + 1.190% 6.5175% 7/15/38 (b)(d)(e)	813,537	804,086
Class B, CME Term SOFR 1 Month Index + 1.490% 6.8175% 7/15/38 (b)(d)(e)	1,467,557	1,438,122
Class C, CME Term SOFR 1 Month Index + 1.810% 7.1375% 7/15/38 (b)(d)(e)	341,554	334,048
Class D, CME Term SOFR 1 Month Index + 2.360% 7.6875% 7/15/38 (b)(d)(e)	1,636,458	1,605,928
Class F, CME Term SOFR 1 Month Index + 3.810% 9.1375% 7/15/38 (b)(d)(e)	611,795	594,782
Freddie Mac:
sequential payer:
Series 2015-K043 Class A2, 3.062% 12/25/24	5,589,277	5,452,671
Series 2015-K049 Class A2, 3.01% 7/25/25	255,000	246,162
Series 2020-K117 Class A2, 1.406% 8/25/30	600,000	480,273
Series 2021-K126 Class A2, 2.074% 1/25/31	3,700,000	3,065,032
Series 2021-K136 Class A2, 2.127% 11/25/31	1,500,000	1,221,966
Series 2022-K143 Class A2, 2.35% 3/25/32	1,300,000	1,069,580
Series 2022-K149 Class A2, 3.53% 8/25/32	2,000,000	1,796,095
Series 2022-K750 Class A2, 3% 9/25/29	1,600,000	1,453,695
Series 2023-154 Class A2, 4.35% 1/25/33	530,000	505,043
Series 2023-155 Class A2, 4.25% 4/25/33	350,000	330,734
Series 2023-157 Class A2, 4.2% 5/25/33	1,470,000	1,383,118
Series 2023-160 Class A1, 4.68% 10/25/32	1,199,400	1,171,386
Series 2023-K-153 Class A2, 3.82% 12/25/32	2,070,000	1,894,772
Series 2023-K751 Class A2, 4.412% 3/25/30	589,000	572,163
Series K058 Class A2, 2.653% 8/25/26	6,074,000	5,718,190
Series 2017-K068 Class A2, 3.244% 8/25/27	2,740,000	2,589,491
Series 2017-K727 Class A2, 2.946% 7/25/24	1,688,641	1,661,596
Series 2022 K748 Class A2, 2.26% 1/25/29	9,785,000	8,635,072
Freddie Mac Multi-family Structured pass-thru certificates sequential payer Series 2015 K045 Class A2, 3.023% 1/25/25	1,141,945	1,110,869
Fs 2023-4Szn Series 2023-4SZN Class D, 9.0801% 11/10/39 (b)(d)	500,000	510,967
GS Mortgage Securities Trust:
floater Series 2021-IP:
Class A, CME Term SOFR 1 Month Index + 1.060% 6.3875% 10/15/36 (b)(d)(e)	1,191,000	1,142,864
Class B, CME Term SOFR 1 Month Index + 1.260% 6.5875% 10/15/36 (b)(d)(e)	184,000	171,940
Class C, CME Term SOFR 1 Month Index + 1.660% 6.9875% 10/15/36 (b)(d)(e)	152,000	140,083
sequential payer:
Series 2015-GC30 Class A4, 3.382% 5/10/50	1,143,000	1,093,257
Series 2017-GS6 Class A2, 3.164% 5/10/50	190,518	175,564
Series 2018-GS9 Class A4, 3.992% 3/10/51	3,400,000	3,102,837
Gs Mtg Securities Corp. Trust 2023-Ship sequential payer Series 2023-SHIP Class E, 7.6814% 9/10/38 (b)(d)	1,000,000	964,611
Hilton U.S.A. Trust Series 2016-HHV:
Class E, 4.3333% 11/5/38 (b)(d)	1,000,000	906,629
Class F, 4.3333% 11/5/38 (b)(d)	204,000	181,327
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 7.8116% 8/15/39 (b)(d)(e)	3,384,000	3,390,361
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2016-C4 Class A2, 2.8822% 12/15/49	494,911	455,136
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (b)	385,000	335,028
Class CFX, 4.9498% 7/5/33 (b)	50,000	38,010
Class DFX, 5.3503% 7/5/33 (b)	76,000	53,975
Class EFX, 5.3635% 7/5/33 (b)(d)	105,000	69,321
KNDR Trust floater Series 2021-KIND:
Class B, CME Term SOFR 1 Month Index + 1.460% 6.7875% 8/15/38 (b)(d)(e)	173,744	163,001
Class C, CME Term SOFR 1 Month Index + 1.860% 7.1875% 8/15/38 (b)(d)(e)	129,067	119,778
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME Term SOFR 1 Month Index + 1.290% 6.6182% 5/15/39 (b)(d)(e)	7,860,000	7,697,234
Class B, CME Term SOFR 1 Month Index + 1.790% 7.1168% 5/15/39 (b)(d)(e)	1,986,000	1,923,727
Class C, CME Term SOFR 1 Month Index + 2.090% 7.416% 5/15/39 (b)(d)(e)	1,113,000	1,076,706
Class D, CME Term SOFR 1 Month Index + 2.540% 7.8648% 5/15/39 (b)(d)(e)	1,354,000	1,274,282
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1375% 3/15/38 (b)(d)(e)	1,488,217	1,450,807
Class B, CME Term SOFR 1 Month Index + 0.990% 6.3175% 3/15/38 (b)(d)(e)	358,784	348,413
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5375% 3/15/38 (b)(d)(e)	226,083	217,843
Class D, CME Term SOFR 1 Month Index + 1.510% 6.8375% 3/15/38 (b)(d)(e)	314,550	301,110
Class E, CME Term SOFR 1 Month Index + 1.860% 7.1875% 3/15/38 (b)(d)(e)	274,249	260,463
Merit floater Series 2021-STOR:
Class F, CME Term SOFR 1 Month Index + 2.310% 7.6375% 7/15/38 (b)(d)(e)	1,434,000	1,356,572
Class G, CME Term SOFR 1 Month Index + 2.860% 8.1875% 7/15/38 (b)(d)(e)	350,000	331,438
MHC Commercial Mortgage Trust floater Series 2021-MHC Class G, CME Term SOFR 1 Month Index + 3.310% 8.6384% 4/15/38 (b)(d)(e)	922,491	880,839
MHP Commercial Mortgage Trust floater Series 2022-MHIL Class E, CME Term SOFR 1 Month Index + 2.610% 7.9335% 1/15/27 (b)(d)(e)	911,614	859,003
Morgan Stanley BAML Trust sequential payer Series 2014 C14 Class A5, 4.064% 2/15/47	1,105,369	1,101,507
Morgan Stanley Capital sequential payer Series 2016-UB11 Class A4, 2.782% 8/15/49	2,090,000	1,913,220
Morgan Stanley Capital I Trust:
floater Series 2018-BOP:
Class B, CME Term SOFR 1 Month Index + 1.290% 6.62% 8/15/33 (b)(d)(e)	239,200	162,652
Class C, CME Term SOFR 1 Month Index + 1.540% 6.87% 8/15/33 (b)(c)(d)(e)	576,800	322,999
sequential payer:
Series 2017-H1 Class A4, 3.259% 6/15/50	1,500,000	1,380,150
Series 2019-L2 Class A3, 3.806% 3/15/52	1,600,000	1,462,169
Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	1,276,000	1,166,258
Series 2012-C4 Class D, 5.3359% 3/15/45 (b)(d)	118,387	105,956
Series 2017-H1:
Class A/S, 3.773% 6/15/50	270,000	238,829
Class C, 4.281% 6/15/50	500,000	403,797
Series 2017-HR2 Class D, 2.73% 12/15/50	250,000	180,199
Series 2018-H4 Class A4, 4.31% 12/15/51	185,000	173,040
Series 2019-MEAD:
Class B, 3.283% 11/10/36 (b)(d)	155,000	136,331
Class C, 3.283% 11/10/36 (b)(d)	149,000	126,844
Series 2020-HR8 Class A/S, 2.298% 7/15/53	112,000	83,584
Natixis Commercial Mortgage Securities Trust Series 2020-2PAC Class AMZ1, 3.6167% 1/15/37 (b)(c)(d)	2,266,000	1,811,297
Open Trust 2023-Air sequential payer Series 2023-AIR:
Class A, CME Term SOFR 1 Month Index + 3.080% 8.4131% 10/15/28 (b)(d)(e)	3,033,000	3,032,998
Class B, CME Term SOFR 1 Month Index + 3.830% 9.162% 10/15/28 (b)(d)(e)	1,827,000	1,822,953
Class D, CME Term SOFR 1 Month Index + 6.680% 12.0077% 10/15/28 (b)(d)(e)	350,000	349,341
Class E, CME Term SOFR 1 Month Index + 9.420% 14.7535% 10/15/28 (b)(d)(e)	1,000,000	998,063
OPG Trust floater Series 2021-PORT:
Class A, CME Term SOFR 1 Month Index + 0.590% 5.9215% 10/15/36 (b)(d)(e)	2,896,754	2,820,389
Class F, CME Term SOFR 1 Month Index + 2.060% 7.3855% 10/15/36 (b)(d)(e)	395,012	374,684
Prima Capital Ltd.:
floater Series 2021-9A Class B, CME Term SOFR 1 Month Index + 1.910% 7.2456% 12/15/37 (b)(d)(e)	499,000	486,335
floater sequential payer Series 2021-9A Class A, CME Term SOFR 1 Month Index + 1.560% 6.898% 12/15/37 (b)(d)(e)	95,305	95,022
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME Term SOFR 1 Month Index + 2.000% 7.3229% 2/15/39 (b)(d)(e)	501,000	470,832
Class C, CME Term SOFR 1 Month Index + 2.650% 7.9729% 2/15/39 (b)(d)(e)	261,000	242,665
SREIT Trust floater Series 2021-MFP:
Class A, CME Term SOFR 1 Month Index + 0.840% 6.1682% 11/15/38 (b)(d)(e)	4,952,000	4,860,211
Class B, CME Term SOFR 1 Month Index + 1.190% 6.5172% 11/15/38 (b)(d)(e)	6,963,000	6,815,611
Class C, CME Term SOFR 1 Month Index + 1.440% 6.7664% 11/15/38 (b)(d)(e)	679,000	658,622
Class D, CME Term SOFR 1 Month Index + 1.690% 7.0156% 11/15/38 (b)(d)(e)	3,601,000	3,490,271
Tysn 2023-Crnr sequential payer Series 20XX-CRNR Class A, 6.799% 12/10/38 (b)(d)	500,000	504,552
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	1,569,000	1,217,116
Series 2020-LAB Class B, 2.453% 10/10/42 (b)	80,000	62,167
VMC Finance Ltd. floater Series 2021-HT1 Class B, CME Term SOFR 1 Month Index + 4.610% 9.9456% 1/18/37 (b)(d)(e)	738,500	699,862
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, CME Term SOFR 1 Month Index + 1.310% 6.6375% 5/15/31 (b)(d)(e)	1,021,000	990,216
sequential payer:
Series 2015-C26 Class A4, 3.166% 2/15/48	624,000	600,746
Series 2015-C29 Class A4, 3.637% 6/15/48	4,220,000	4,050,914
Series 2019-C49 Class ASB, 3.933% 3/15/52	500,000	480,123
Series 2019-C50 Class ASB, 3.635% 5/15/52	200,000	189,353
Series 2021-C61 Class ASB, 2.525% 11/15/54	300,000	259,926
Series 2018-C48 Class A5, 4.302% 1/15/52	215,000	201,440
Wells Fargo Commercial Mtg Trust sequential payer Series 2016-C37, Class A4, 3.525% 12/15/49	3,028,194	2,864,734
WF-RBS Commercial Mortgage Trust sequential payer Series 2014 C19 Class A5, 4.101% 3/15/47	1,930,000	1,918,638
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $284,366,375)		278,297,730

Municipal Securities - 0.0%
	Principal Amount (a)	Value ($)
Toledo Hosp. 6.015% 11/15/48 (Cost $126,872)	190,000	142,711

Foreign Government and Government Agency Obligations - 1.2%
		Principal Amount (a)	Value ($)
Angola Republic:
8.25% 5/9/28 (b)		235,000	207,975
8.75% 4/14/32 (b)		300,000	250,031
9.375% 5/8/48 (b)		35,000	26,863
9.5% 11/12/25 (b)		230,000	223,819
Arab Republic of Egypt:
7.5% 1/31/27 (b)		225,000	174,375
7.5% 2/16/61 (b)		290,000	156,600
7.6003% 3/1/29 (b)		360,000	250,650
7.903% 2/21/48 (b)		20,000	10,950
8.5% 1/31/47 (b)		250,000	142,188
8.7002% 3/1/49 (b)		380,000	216,600
Argentine Republic:
0.75% 7/9/30 (f)		3,905,589	1,445,068
1% 7/9/29		95,826	34,641
3.5% 7/9/41 (f)		350,000	114,100
3.625% 7/9/35 (f)		2,898,239	934,682
4.25% 1/9/38 (f)		680,000	248,880
Bahamian Republic 6% 11/21/28 (b)		95,000	79,800
Bahrain Kingdom 5.625% 5/18/34 (b)		65,000	56,713
Bank Gospodarstwa Krajowego:
5.375% 5/22/33 (b)		200,000	194,825
6.25% 10/31/28 (b)		200,000	207,438
Barbados Government 6.5% 10/1/29 (b)		175,000	164,094
Bermuda Government:
2.375% 8/20/30 (b)		425,000	346,800
4.75% 2/15/29 (b)		200,000	192,120
Brazilian Federative Republic:
3.875% 6/12/30		270,000	240,713
6% 10/20/33		200,000	194,300
7.125% 1/20/37		400,000	415,400
8.25% 1/20/34		325,000	364,679
Buenos Aires Province 6.375% 9/1/37 (b)(f)		655,000	240,713
Canadian Government 2.75% 6/1/33	CAD	2,400,000	1,652,183
Chilean Republic:
2.45% 1/31/31		660,000	556,380
2.75% 1/31/27		200,000	185,800
3.1% 1/22/61		225,000	137,363
4% 1/31/52		275,000	210,238
4.34% 3/7/42		200,000	168,300
5.33% 1/5/54		200,000	186,330
Colombian Republic:
3% 1/30/30		560,000	448,280
3.125% 4/15/31		200,000	154,200
5% 6/15/45		450,000	317,250
5.2% 5/15/49		340,000	239,700
7.5% 2/2/34		70,000	69,860
8% 4/20/33		340,000	352,580
8% 11/14/35		200,000	206,200
8.75% 11/14/53		200,000	212,000
Costa Rican Republic:
5.625% 4/30/43 (b)		125,000	107,566
6.125% 2/19/31 (b)		270,000	269,055
6.55% 4/3/34 (b)		100,000	100,518
7% 4/4/44 (b)		25,000	24,950
7.3% 11/13/54 (b)		200,000	203,600
Democratic Socialist Republic of Sri Lanka:
6.2% (b)(i)		60,000	30,082
6.825% (b)(i)		70,000	35,573
6.85% (b)(i)		200,000	102,272
7.55% (b)(i)		20,000	9,977
7.85% (b)(i)		250,000	124,715
Dominican Republic:
4.5% 1/30/30 (b)		200,000	175,900
4.875% 9/23/32 (b)		400,000	344,124
5.3% 1/21/41 (b)		200,000	160,500
5.5% 1/27/25		400,000	394,728
5.875% 1/30/60 (b)		400,000	320,272
5.95% 1/25/27 (b)		1,900,000	1,864,850
6% 7/19/28 (b)		2,400,000	2,335,656
6.85% 1/27/45 (b)		75,000	69,300
6.875% 1/29/26 (b)		270,000	270,872
7.05% 2/3/31 (b)		150,000	150,764
Ecuador Republic:
3.5% 7/31/35 (b)(f)		225,000	78,773
6% 7/31/30 (b)(f)		600,000	276,000
El Salvador Republic 7.1246% 1/20/50 (b)		175,000	116,734
Emirate of Abu Dhabi:
3% 9/15/51 (b)		140,000	91,175
3.125% 9/30/49 (b)		945,000	635,985
3.875% 4/16/50 (b)		3,260,000	2,510,200
Emirate of Dubai:
3.9% 9/9/50 (Reg. S)		200,000	141,813
5.25% 1/30/43 (Reg. S)		200,000	182,000
Export Credit Bank of Turkey 9% 1/28/27 (b)		200,000	203,688
Gabonese Republic:
6.95% 6/16/25 (b)		200,000	183,500
7% 11/24/31 (b)		50,000	39,125
Georgia Republic 2.75% 4/22/26 (b)		300,000	272,250
German Federal Republic:
0% 8/15/31	EUR	1,100,000	1,001,138
1% 5/15/38(Reg. S)	EUR	1,450,000	1,265,422
2.6% 8/15/33(Reg. S)	EUR	600,000	661,008
3.1% 12/12/25 (Reg. S)	EUR	3,300,000	3,610,451
3.25% 7/4/42	EUR	1,600,000	1,872,655
Ghana Republic:
7.75% (b)(i)		205,000	88,663
8.627% (b)(i)		120,000	50,550
10.75% 10/14/30 (b)		200,000	124,500
Guatemalan Republic 5.375% 4/24/32 (b)		255,000	234,600
Hungarian Republic:
2.125% 9/22/31 (b)		300,000	230,625
3.125% 9/21/51 (b)		110,000	66,963
5.25% 6/16/29 (b)		200,000	195,375
5.5% 6/16/34 (b)		315,000	301,613
6.75% 9/25/52 (b)		70,000	71,120
Indonesian Republic:
3.5% 2/14/50		245,000	177,958
4.1% 4/24/28		145,000	139,397
4.2% 10/15/50		8,500,000	6,939,060
4.35% 1/11/48		200,000	169,772
4.4% 6/6/27 (b)		200,000	195,618
5.125% 1/15/45 (b)		400,000	381,444
5.95% 1/8/46 (b)		325,000	338,902
6.75% 1/15/44 (b)		200,000	227,022
7.75% 1/17/38 (b)		425,000	518,547
8.5% 10/12/35 (b)		500,000	632,555
Islamic Republic of Pakistan:
6% 4/8/26 (b)		265,000	181,554
6.875% 12/5/27 (b)		200,000	130,286
Israeli State 3.375% 1/15/50		290,000	191,588
Ivory Coast:
6.125% 6/15/33 (b)		500,000	441,250
6.375% 3/3/28 (b)		450,000	432,225
Jamaican Government 6.75% 4/28/28		200,000	211,300
Jordanian Kingdom:
4.95% 7/7/25 (b)		300,000	290,250
7.375% 10/10/47 (b)		45,000	38,925
7.5% 1/13/29 (b)		150,000	148,500
Kingdom of Saudi Arabia:
2.25% 2/2/33 (b)		300,000	237,375
3.25% 10/22/30 (b)		2,500,000	2,231,250
3.45% 2/2/61 (b)		350,000	220,500
3.75% 1/21/55 (b)		415,000	284,275
4.5% 10/26/46 (b)		265,000	214,650
4.5% 4/22/60 (b)		1,390,000	1,089,413
4.625% 10/4/47 (b)		250,000	205,625
5% 1/18/53 (b)		200,000	170,750
Lebanese Republic 6.375% (i)		350,000	19,320
Mongolia Government 7.875% 6/5/29 (b)		200,000	200,120
Moroccan Kingdom 6.5% 9/8/33 (b)		200,000	202,250
Panamanian Republic:
2.252% 9/29/32		400,000	279,772
3.87% 7/23/60		235,000	131,894
4.5% 5/15/47		150,000	100,350
6.4% 2/14/35		200,000	187,030
6.853% 3/28/54		200,000	176,700
Peruvian Republic:
2.783% 1/23/31		225,000	189,450
3% 1/15/34		275,000	220,825
3.3% 3/11/41		125,000	91,025
Philippine Republic:
2.65% 12/10/45		105,000	67,737
2.95% 5/5/45		50,000	34,256
3.556% 9/29/32		200,000	177,272
5.5% 1/17/48		200,000	196,772
5.95% 10/13/47		200,000	208,022
Polish Government:
5.5% 4/4/53		70,000	67,208
5.75% 11/16/32		135,000	139,914
Provincia de Cordoba 6.875% 12/10/25 (b)		283,336	257,835
Republic of Armenia 3.6% 2/2/31 (b)		90,000	70,110
Republic of Honduras 6.25% 1/19/27 (b)		35,000	32,848
Republic of Kenya:
6.3% 1/23/34 (b)		55,000	40,872
6.875% 6/24/24 (b)		65,000	62,725
7% 5/22/27 (b)		95,000	85,738
7.25% 2/28/28 (b)		35,000	30,144
8% 5/22/32 (b)		40,000	33,700
Republic of Nigeria:
6.125% 9/28/28 (b)		535,000	453,413
6.5% 11/28/27 (b)		105,000	92,925
7.143% 2/23/30 (b)		250,000	212,813
7.625% 11/21/25 (b)		205,000	199,875
7.696% 2/23/38 (b)		85,000	64,281
Republic of Paraguay:
2.739% 1/29/33 (b)		300,000	234,474
4.95% 4/28/31 (b)		200,000	188,604
Republic of Senegal 6.25% 5/23/33 (b)		110,000	91,163
Republic of Serbia 2.125% 12/1/30 (b)		395,000	302,669
Republic of Uzbekistan 3.7% 11/25/30 (b)		300,000	239,400
Republic of Zambia 8.97% (b)(i)		115,000	69,575
Romanian Republic:
3% 2/14/31 (b)		310,000	251,875
3.625% 3/27/32 (b)		300,000	248,625
4% 2/14/51 (b)		125,000	82,813
7.125% 1/17/33 (b)		209,000	216,838
Rwanda Republic 5.5% 8/9/31 (b)		190,000	147,250
South African Republic:
4.85% 9/27/27		85,000	80,963
4.85% 9/30/29		225,000	201,094
5% 10/12/46		125,000	83,438
5.65% 9/27/47		60,000	43,275
5.75% 9/30/49		395,000	286,375
5.875% 4/20/32		85,000	76,241
State of Qatar:
3.75% 4/16/30 (b)		625,000	592,188
4.4% 4/16/50 (b)		6,015,000	5,039,668
4.625% 6/2/46 (b)		585,000	512,241
4.817% 3/14/49 (b)		250,000	222,356
5.103% 4/23/48 (b)		80,000	73,950
Sultanate of Oman:
5.625% 1/17/28 (b)		540,000	539,379
6% 8/1/29 (b)		300,000	303,863
6.25% 1/25/31 (b)		200,000	204,825
6.5% 3/8/47 (b)		40,000	38,300
6.75% 1/17/48 (b)		455,000	442,351
7% 1/25/51 (b)		35,000	35,219
Tajikistan Republic 7.125% 9/14/27 (b)		285,000	235,906
Turkish Republic:
4.25% 4/14/26		375,000	351,094
4.75% 1/26/26		500,000	475,625
4.875% 10/9/26		500,000	469,225
4.875% 4/16/43		485,000	318,281
5.125% 2/17/28		250,000	229,063
5.75% 5/11/47		110,000	77,688
6% 1/14/41		290,000	222,575
6.125% 10/24/28		225,000	211,781
6.625% 2/17/45		110,000	87,450
9.125% 7/13/30		130,000	136,013
9.375% 3/14/29		200,000	211,750
9.375% 1/19/33		510,000	541,875
9.875% 1/15/28		435,000	467,081
Ukraine Government:
7.253% 3/15/35 (b)		300,000	71,475
7.75% 9/1/24 (b)		290,000	90,770
7.75% 9/1/25 (b)		525,000	154,088
7.75% 9/1/26 (b)		800,000	222,480
7.75% 9/1/28 (b)		375,000	103,894
7.75% 9/1/29 (b)		100,000	27,645
7.75% 8/1/41 (b)(d)		100,000	43,146
United Mexican States:
2.659% 5/24/31		200,000	163,400
3.25% 4/16/30		500,000	438,750
3.5% 2/12/34		185,000	150,405
3.75% 1/11/28		200,000	189,000
3.75% 4/19/71		300,000	186,000
3.771% 5/24/61		280,000	176,680
4.875% 5/19/33		200,000	185,400
5.75% 10/12/2110		450,000	373,950
6.05% 1/11/40		225,000	215,663
6.338% 5/4/53		200,000	190,200
6.35% 2/9/35		200,000	201,700
Uruguay Republic:
5.1% 6/18/50		225,000	210,938
5.75% 10/28/34		145,000	151,598
Venezuelan Republic 9.25% (i)		1,170,000	225,459
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $76,400,642)			73,257,128

Supranational Obligations - 0.1%
		Principal Amount (a)	Value ($)
European Investment Bank:
0% 6/17/27	EUR	300,000	295,206
0% 1/14/31 (Reg. S)	EUR	950,000	839,969
0.1% 10/15/26	EUR	500,000	503,222
0.375% 4/14/26 (Reg. S)	EUR	3,000,000	3,074,168
4.5% 10/15/25	EUR	800,000	892,572
European Union:
0% 10/4/28 (Reg. S)	EUR	125,000	118,442
2.75% 10/5/26 (Reg. S)	EUR	500,000	541,161
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $6,042,412)			6,264,740

Common Stocks - 0.0%
	Shares	Value ($)
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
California Resources Corp. warrants 10/27/24 (o)	225	3,668
Mesquite Energy, Inc. (c)(o)	3,883	311,301
		314,969
FINANCIALS - 0.0%
Banks - 0.0%
First Republic Bank	3,000	42
Financial Services - 0.0%
Carnelian Point Holdings LP warrants (c)(o)	350	1,022
TOTAL FINANCIALS		1,064
TOTAL COMMON STOCKS (Cost $122,132)		316,033

Bank Loan Obligations - 4.7%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.2%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.8939% 8/15/28 (d)(e)(p)	1,978,086	1,685,092
Aventiv Technologies LLC Tranche B, term loan 3 month U.S. LIBOR + 4.500% 10.231% 11/1/24 (d)(e)(p)	981,771	823,617
Consolidated Communications, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9628% 10/2/27 (d)(e)(p)	250,000	229,583
Frontier Communications Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2128% 10/8/27 (d)(e)(p)	2,188,055	2,140,881
Northwest Fiber LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.3898% 4/30/27 (d)(e)(p)	1,227,960	1,213,801
Patagonia Holdco LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 11.1157% 8/1/29 (d)(e)(p)	854,385	747,587
Windstream Services LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.6984% 9/21/27 (d)(e)(p)	496,089	464,255
Zayo Group Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4628% 3/9/27 (d)(e)(p)	2,500,000	2,131,000
		9,435,816
Entertainment - 0.0%
AP Core Holdings II LLC Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.9628% 9/1/27 (d)(e)(p)	305,000	297,628
ECL Entertainment LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 8/31/30 (e)(p)(q)	195,000	194,148
Sweetwater Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.7128% 8/5/28 (d)(e)(p)	468,516	460,317
		952,093
Media - 0.2%
Advantage Sales & Marketing, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 10.1759% 10/28/27 (d)(e)(p)	399,806	390,810
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.3939% 10/31/27 (d)(e)(p)	104,213	99,393
Century DE Buyer LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.39% 10/30/30 (d)(e)(p)	445,000	444,444
Charter Communication Operating LLC Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1331% 2/1/27 (d)(e)(p)	1,330,284	1,327,264
Coral-U.S. Co.-Borrower LLC Tranche B, term loan CME Term SOFR 1 Month Index + 2.250% 7.7927% 1/31/28 (d)(e)(p)	1,750,000	1,724,415
CSC Holdings LLC:
Tranche B 5LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9374% 4/15/27 (d)(e)(p)	1,473,214	1,376,763
Tranche B6 LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8229% 1/18/28 (d)(e)(p)	482,569	464,173
Diamond Sports Group LLC 2LN, term loan CME Term SOFR 1 Month Index + 3.250% 10.6625% (d)(e)(i)(p)	722,700	15,357
DIRECTV Financing LLC 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.6447% 8/2/27 (d)(e)(p)	254,803	250,364
Dotdash Meredith, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4201% 12/1/28 (d)(e)(p)	1,040,901	1,025,288
LCPR Loan Financing LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2927% 9/25/28 (d)(e)(p)	225,000	223,875
MJH Healthcare Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9484% 1/28/29 (d)(e)(p)	248,737	246,561
Nexstar Media, Inc. Tranche B, term loan CME Term SOFR 1 Month Index + 2.500% 7.9628% 9/19/26 (d)(e)(p)	590,437	589,882
Sinclair Television Group, Inc. Tranche B4 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 9.1984% 4/21/29 (d)(e)(p)	133,238	100,067
Springer Nature Deutschland GmbH Tranche B18 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.6517% 8/14/26 (d)(e)(p)	225,000	225,187
Univision Communications, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7128% 3/24/26 (d)(e)(p)	2,426,308	2,422,062
Virgin Media Bristol LLC:
Tranche N, term loan CME Term SOFR 1 Month Index + 2.500% 7.9374% 1/31/28 (d)(e)(p)	605,000	594,842
Tranche Y 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7899% 3/6/31 (d)(e)(p)	590,000	581,244
		12,101,991
Wireless Telecommunication Services - 0.0%
Crown Subsea Communications Holding, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.6846% 4/27/27 (d)(e)(p)	577,688	579,854
TOTAL COMMUNICATION SERVICES		23,069,754
CONSUMER DISCRETIONARY - 1.1%
Automobile Components - 0.0%
American Trailer World Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1984% 3/5/28 (d)(e)(p)	133,015	125,625
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0984% 4/20/30 (d)(e)(p)	540,000	540,405
Hertz Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0796% 6/30/28 (d)(e)(p)	330,000	325,875
Novae LLC 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.4348% 12/22/28 (d)(e)(p)	316,625	302,773
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.8944% 12/17/28 (d)(e)(p)	484,268	343,375
Realtruck Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2128% 1/29/28 (d)(e)(p)	425,093	406,980
		2,045,033
Automobiles - 0.1%
Bombardier Recreational Products, Inc. Tranche B3 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0984% 12/13/29 (d)(e)(p)	814,303	810,028
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9467% 6/3/28 (d)(e)(p)	1,902,769	1,813,282
		2,623,310
Broadline Retail - 0.2%
Bass Pro Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.4017% 3/5/28 (d)(e)(p)	8,358,612	8,279,539
Cmg Media Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9901% 12/17/26 (d)(e)(p)	1,276,679	1,171,085
CNT Holdings I Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9258% 11/8/27 (d)(e)(p)	744,275	744,974
Red Ventures LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3484% 3/3/30 (d)(e)(p)	155,571	154,793
		10,350,391
Distributors - 0.1%
Aip Rd Buyer Corp.:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5984% 12/22/28 (d)(e)(p)	174,116	172,485
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.3484% 12/23/28 (d)(e)(p)	463,838	462,098
BCPE Empire Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0984% 12/10/28 (d)(e)(p)	1,004,871	1,004,750
Windsor Holdings III, LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.8196% 8/1/30 (d)(e)(p)	540,000	540,751
		2,180,084
Diversified Consumer Services - 0.1%
AI Aqua Merger Sub, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 9.0824% 7/30/28 (d)(e)(p)	973,891	955,144
CME Term SOFR 1 Month Index + 4.250% 7/30/28 (e)(p)(q)	1,130,000	1,118,700
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.3998% 7/30/26 (d)(e)(p)	863,242	864,166
KUEHG Corp. 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.3901% 6/12/30 (d)(e)(p)	1,070,000	1,070,803
Learning Care Group (U.S.) No 2, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1282% 8/11/28 (d)(e)(p)	315,000	315,079
Sotheby's Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 10.1555% 1/15/27 (d)(e)(p)	464,273	451,069
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.6639% 3/4/28 (d)(e)(p)	3,455,195	2,989,366
TKC Holdings, Inc. 1LN, term loan 13.5% 2/14/27 (d)(p)	45,000	20,250
		7,784,577
Hotels, Restaurants & Leisure - 0.5%
19Th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6797% 2/7/29 (d)(e)(p)	581,179	550,667
Alterra Mountain Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9628% 8/17/28 (d)(e)(p)	496,203	496,203
Aramark Services, Inc. Tranche B-4 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.2128% 1/15/27 (d)(e)(p)	500,000	498,440
Arcis Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.7128% 11/24/28 (d)(e)(p)	278,869	278,986
Bally's Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.9274% 10/1/28 (d)(e)(p)	357,498	328,748
Burger King Worldwide, Inc. Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5984% 9/21/30 (d)(e)(p)	707,423	704,218
Caesars Entertainment, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6984% 1/26/30 (d)(e)(p)	2,860,625	2,859,824
Carnival Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7128% 10/18/28 (d)(e)(p)	2,145,332	2,131,924
City Football Group Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4553% 7/21/28 (d)(e)(p)	3,079,138	3,048,347
ClubCorp Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.6491% 9/18/26 (d)(e)(p)	1,520,614	1,453,448
Dave & Buster's, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.25% 6/29/29 (d)(e)(p)	427,878	427,809
Delta 2 SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.5984% 1/15/30 (d)(e)(p)	850,000	850,264
Equinox Holdings, Inc. Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 8.731% 3/8/24 (d)(e)(p)	736,292	714,020
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3484% 1/27/29 (d)(e)(p)	4,182,829	4,149,910
Flutter Financing B.V. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.250% 11/18/30 (e)(p)(q)	911,000	906,445
CME Term SOFR 1 Month Index + 3.250% 8.9017% 7/4/28 (d)(e)(p)	348,241	348,360
Four Seasons Hotels Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9484% 11/30/29 (d)(e)(p)	890,284	891,290
Golden Entertainment, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1972% 5/26/30 (d)(e)(p)	1,506,225	1,503,710
GVC Holdings Gibraltar Ltd. Tranche B2 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 3.500% 8.9901% 10/31/29 (d)(e)(p)	686,085	686,654
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.2128% 8/2/28 (d)(e)(p)	1,891,552	1,889,188
J&J Ventures Gaming LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 9.7128% 4/26/28 (d)(e)(p)	233,571	224,813
Tranche DD2 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 4/26/28 (e)(p)(q)	420,429	404,663
Life Time, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.6113% 1/15/26 (d)(e)(p)	55,000	55,000
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1984% 8/31/25 (d)(e)(p)	500,000	498,375
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6401% 8/1/30 (d)(e)(p)	240,000	240,451
Pacific Bells LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 10.1517% 10/20/28 (d)(e)(p)	299,239	295,217
Penn Entertainment, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1984% 5/3/29 (d)(e)(p)	198,992	198,879
Playa Resorts Holding BV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5795% 1/5/29 (d)(e)(p)	258,524	258,663
Restaurant Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.6401% 4/1/29 (d)(e)(p)	496,115	486,272
Scientific Games Corp. 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4223% 4/14/29 (d)(e)(p)	754,231	754,367
Scientific Games Holdings LP term loan CME Term SOFR 3 Month Index + 3.500% 8.9143% 4/4/29 (d)(e)(p)	1,003,660	997,839
Station Casinos LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.6984% 2/7/27 (d)(e)(p)	1,706,279	1,704,726
United PF Holdings LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.6448% 12/30/26 (d)(e)(p)	821,144	734,924
Whatabrands LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4628% 8/3/28 (d)(e)(p)	752,921	752,138
		32,324,782
Household Durables - 0.0%
Mattress Firm, Inc. Tranche B 1LN, term loan 6 month U.S. LIBOR + 4.250% 9.95% 9/24/28 (d)(e)(p)	965,134	956,091
Runner Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.500% 11.0027% 10/21/28 (d)(e)(p)	152,675	119,087
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6984% 10/30/27 (d)(e)(p)	182,225	155,575
		1,230,753
Leisure Products - 0.0%
Topgolf Callaway Brands Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9484% 3/9/30 (d)(e)(p)	840,775	838,152
Specialty Retail - 0.1%
Academy Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1846% 11/6/27 (d)(e)(p)	227,183	227,326
Belron Finance U.S. LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.750% 8.245% 4/18/29 (d)(e)(p)	104,738	104,842
Franchise Group, Inc. Tranche B 1LN, term loan:
CME Term SOFR 3 Month Index + 4.750% 10.3944% 3/10/26 (d)(e)(p)	144,275	108,206
CME Term SOFR 3 Month Index + 4.750% 10.4374% 3/10/26 (d)(e)(p)	955,491	710,885
Harbor Freight Tools U.S.A., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.2128% 10/19/27 (d)(e)(p)	190,227	188,707
Jo-Ann Stores LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.3912% 7/7/28 (d)(e)(p)	167,010	13,222
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1741% 12/18/27 (d)(e)(p)	1,159,766	1,113,665
Ls Group Opco Acquistion LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6942% 11/2/27 (d)(e)(p)	294,697	294,205
Michaels Companies, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.9017% 4/15/28 (d)(e)(p)	785,898	596,300
New SK Holdco Sub LLC 1LN, term loan CME Term SOFR 1 Month Index + 8.350% 13.6908% 6/30/27 (d)(e)(p)	350,978	329,919
Petco Health & Wellness Co., Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.9017% 3/4/28 (d)(e)(p)	458,137	432,559
RH:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9628% 10/20/28 (d)(e)(p)	209,233	197,464
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6984% 10/20/28 (d)(e)(p)	465,300	442,910
RVR Dealership Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.1908% 2/8/28 (d)(e)(p)	93,807	75,045
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7128% 4/16/28 (d)(e)(p)	635,836	628,505
		5,463,760
Textiles, Apparel & Luxury Goods - 0.0%
Crocs, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.5325% 2/19/29 (d)(e)(p)	750,000	751,598
Fanatics Commerce Intermediate Holdco LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.7128% 11/23/28 (d)(e)(p)	200,000	195,000
		946,598
TOTAL CONSUMER DISCRETIONARY		65,787,440
CONSUMER STAPLES - 0.1%
Beverages - 0.1%
Bengal Debt Merger Sub LLC:
1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.7401% 1/24/29 (d)(e)(p)	987,500	923,471
2LN, term loan CME Term SOFR 3 Month Index + 6.000% 11.4901% 1/24/30 (d)(e)(p)	1,000,000	794,380
Triton Water Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.9017% 3/31/28 (d)(e)(p)	2,466,008	2,422,852
		4,140,703
Consumer Staples Distribution & Retail - 0.0%
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3488% 2/3/29 (d)(e)(p)	128,889	129,211
Cardenas Merger Sub, LLC 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 6.750% 12.2401% 8/1/29 (d)(e)(p)	596,914	595,720
Froneri U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.6984% 1/29/27 (d)(e)(p)	496,154	495,901
Shearer's Foods, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9628% 9/23/27 (d)(e)(p)	744,260	742,943
Upfield U.S.A. Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.2236% 1/31/28 (d)(e)(p)	520,000	503,589
		2,467,364
Food Products - 0.0%
Chobani LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9628% 10/23/27 (d)(e)(p)	744,246	744,476
Del Monte Foods, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.7035% 5/16/29 (d)(e)(p)	987,324	973,748
		1,718,224
Household Products - 0.0%
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.4017% 12/22/26 (d)(e)(p)	982,323	972,137
TOTAL CONSUMER STAPLES		9,298,428
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Bison Midstream Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0795% 2/9/30 (d)(e)(p)	298,500	298,375
Oil, Gas & Consumable Fuels - 0.1%
BCP Renaissance Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8998% 10/31/28 (d)(e)(p)	99,738	99,582
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9628% 3/17/28 (d)(e)(p)	299,235	296,242
CQP Holdco LP / BIP-V Chinook Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9901% 6/4/28 (d)(e)(p)	1,573,996	1,576,562
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9484% 11/19/29 (d)(e)(p)	591,110	589,768
EG America LLC:
1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.9345% 2/7/28 (d)(e)(p)	848,232	811,122
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 9.6645% 2/7/28 (c)(d)(e)(p)	200,000	191,500
GIP II Blue Holding LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.9628% 9/29/28 (d)(e)(p)	1,469,317	1,470,743
GIP III Stetson I LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6984% 10/5/28 (d)(e)(p)	481,509	479,906
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (c)(e)(i)(p)	71,751	0
term loan 3 month U.S. LIBOR + 0.000% 0% (c)(e)(i)(p)	31,000	0
New Fortress Energy, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.39% 10/30/28 (d)(e)(p)	1,660,000	1,593,600
Par Petroleum LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.7382% 2/14/30 (d)(e)(p)	308,812	307,910
		7,416,935
TOTAL ENERGY		7,715,310
FINANCIALS - 0.5%
Capital Markets - 0.0%
AssuredPartners, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9628% 2/13/27 (d)(e)(p)	744,201	743,271
Broadstreet Partners, Inc. Tranche B3 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3484% 1/26/29 (d)(e)(p)	399,000	398,856
Citadel Securities LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9628% 7/25/30 (d)(e)(p)	2,223,587	2,222,386
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.6412% 4/21/28 (d)(e)(p)	248,101	246,655
RCS Capital Corp. 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.9241% 8/9/30 (d)(e)(p)	715,000	703,253
		4,314,421
Financial Services - 0.2%
Clue Opco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9/22/30 (e)(p)(q)	700,000	659,750
FinCo I LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3832% 6/27/29 (d)(e)(p)	204,488	204,657
Focus Financial Partners LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8484% 6/24/28 (d)(e)(p)	496,193	494,278
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5984% 6/30/28 (d)(e)(p)	982,259	981,522
Fugue Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3882% 1/26/28 (d)(e)(p)	427,845	429,047
GTCR W-2 Merger Sub LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 9/21/30 (e)(p)(q)	2,100,000	2,097,375
LSF11 Trinity Bidco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5729% 6/15/30 (d)(e)(p)	89,775	89,775
NCR Atleos Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1984% 3/27/29 (d)(e)(p)	445,000	434,244
Nexus Buyer LLC:
2LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.6984% 11/1/29 (d)(e)(p)	55,000	53,110
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1984% 11/8/26 (d)(e)(p)	718,398	709,756
Recess Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3882% 3/24/27 (d)(e)(p)	180,000	179,663
TransUnion LLC:
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1984% 11/16/26 (d)(e)(p)	1,911,383	1,909,185
Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.7128% 12/1/28 (d)(e)(p)	777,947	777,682
UFC Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.3991% 4/29/26 (d)(e)(p)	991,575	992,706
WH Borrower LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 5.500% 10.9028% 2/9/27 (d)(e)(p)	266,625	264,708
CME Term SOFR 1 Month Index + 5.500% 10.9028% 2/15/27 (d)(e)(p)	497,500	492,525
		10,769,983
Insurance - 0.3%
Acrisure LLC:
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 9.1498% 2/15/27 (d)(e)(p)	2,465,570	2,441,432
CME Term SOFR 1 Month Index + 4.250% 9.8998% 2/15/27 (d)(e)(p)	621,835	620,020
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8882% 11/6/30 (d)(e)(p)	511,722	510,125
Alliant Holdings Intermediate LLC Tranche B3 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.9628% 11/5/27 (d)(e)(p)	1,231,187	1,231,655
AmWINS Group, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.250% 7.7128% 2/19/28 (d)(e)(p)	744,264	742,976
CME Term SOFR 1 Month Index + 2.750% 8.2128% 2/19/28 (d)(e)(p)	124,063	124,218
Amynta Agency Borrower, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4484% 2/28/28 (d)(e)(p)	349,125	349,635
Asurion LLC:
Tranche B11 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6984% 8/19/28 (d)(e)(p)	257,092	252,592
Tranche B4 2LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.7128% 1/20/29 (d)(e)(p)	3,625,000	3,200,875
Tranche B8 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7128% 12/23/26 (d)(e)(p)	992,347	977,839
Tranche B9 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7128% 7/31/27 (d)(e)(p)	1,719,144	1,679,500
HUB International Ltd. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.250% 9.6619% 7/1/30 (d)(e)(p)	1,958,858	1,966,125
CME Term SOFR 3 Month Index + 4.000% 9.3653% 11/10/29 (d)(e)(p)	716,092	717,954
Jones DesLauriers Insurance Management, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6245% 3/15/30 (d)(e)(p)	265,000	265,331
USI, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1401% 11/22/29 (d)(e)(p)	193,050	192,849
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6401% 9/29/30 (d)(e)(p)	1,475,000	1,471,077
		16,744,203
TOTAL FINANCIALS		31,828,607
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.1%
Avantor Funding, Inc. Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.6984% 11/6/27 (d)(e)(p)	266,332	266,233
Embecta Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3367% 3/31/29 (d)(e)(p)	267,866	261,952
Insulet Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7128% 5/4/28 (d)(e)(p)	1,462,285	1,462,548
Maravai Intermediate Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.3968% 10/19/27 (d)(e)(p)	290,473	277,039
Mozart Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.4628% 10/23/28 (d)(e)(p)	1,902,434	1,902,186
Packaging Coordinators Midco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 9.1517% 11/30/27 (d)(e)(p)	595,000	592,602
Pathway Vet Alliance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2128% 3/31/27 (d)(e)(p)	220,563	193,913
Vetstrategy Canada Holdings In Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 11/16/28 (e)(p)(q)	665,000	659,600
		5,616,073
Health Care Providers & Services - 0.1%
Accelerated Health Systems LLC Tranche B1 LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.7901% 2/15/29 (d)(e)(p)	192,563	161,806
AHP Health Partners, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9628% 8/24/28 (d)(e)(p)	368,122	366,741
Cano Health, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.533% 11/23/27 (d)(e)(p)	799,982	330,657
Charlotte Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.5712% 2/12/28 (d)(e)(p)	404,213	403,594
Da Vinci Purchaser Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4628% 1/8/27 (d)(e)(p)	312,426	306,724
Gainwell Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4901% 10/1/27 (d)(e)(p)	2,952,614	2,841,891
HAH Group Holding Co. LLC 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.45% 10/29/27 (d)(e)(p)	124,492	123,144
Icon Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.250% 7.9017% 7/3/28 (d)(e)(p)	700,549	701,572
MED ParentCo LP 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.7128% 8/31/26 (d)(e)(p)	496,124	482,143
Phoenix Newco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6886% 11/15/28 (d)(e)(p)	1,726,237	1,723,907
Surgery Center Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2053% 8/31/26 (d)(e)(p)	782,884	782,790
U.S. Anesthesia Partners, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6846% 10/1/28 (d)(e)(p)	102,841	91,890
		8,316,859
Health Care Technology - 0.1%
Athenahealth Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5984% 2/15/29 (d)(e)(p)	1,817,265	1,781,938
Imprivata, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5984% 12/1/27 (d)(e)(p)	143,188	143,438
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9628% 9/30/26 (d)(e)(p)	1,294,001	1,293,872
		3,219,248
Life Sciences Tools & Services - 0.0%
PRA Health Sciences, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.250% 7.9017% 7/3/28 (d)(e)(p)	174,542	174,797
Pharmaceuticals - 0.0%
Elanco Animal Health, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1701% 8/1/27 (d)(e)(p)	659,160	648,092
Jazz Financing Lux SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9628% 5/5/28 (d)(e)(p)	852,130	853,314
Organon & Co. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.4358% 6/2/28 (d)(e)(p)	674,141	672,455
		2,173,861
TOTAL HEALTH CARE		19,500,838
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.1%
TransDigm, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6401% 8/24/28 (d)(e)(p)	844,387	844,572
Tranche H 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6401% 2/22/27 (d)(e)(p)	1,680,434	1,681,224
		2,525,796
Air Freight & Logistics - 0.0%
Echo Global Logistics, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9484% 11/23/28 (d)(e)(p)	1,117,439	1,049,990
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6401% 3/17/30 (d)(e)(p)	189,575	185,689
STG Logistics, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 6.000% 11.5401% 3/24/28 (c)(d)(e)(p)	132,975	123,800
		1,359,479
Building Products - 0.1%
Acproducts Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.9017% 5/17/28 (d)(e)(p)	1,818,381	1,500,165
APi Group DE, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9628% 1/3/29 (d)(e)(p)	895,430	896,711
AZZ, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0741% 5/13/29 (d)(e)(p)	448,125	448,407
Emerson Climate Technologies Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3484% 5/31/30 (d)(e)(p)	559,358	559,604
Foley Products Co. LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.2901% 12/29/28 (d)(e)(p)	122,007	121,906
Griffon Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.7911% 1/24/29 (d)(e)(p)	578,750	578,027
Hunter Douglas, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.8797% 2/25/29 (d)(e)(p)	2,299,022	2,217,315
Oscar AcquisitionCo LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.9901% 4/29/29 (d)(e)(p)	1,199,984	1,173,981
		7,496,116
Commercial Services & Supplies - 0.3%
ABG Intermediate Holdings 2 LLC:
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.000% 11.4484% 12/20/29 (d)(e)(p)	400,000	401,252
Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9484% 12/21/28 (d)(e)(p)	1,481,250	1,483,368
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4484% 12/21/28 (d)(e)(p)	925,574	928,277
ADS Tactical, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.2128% 3/19/26 (d)(e)(p)	479,452	472,658
All-Star Bidco AB Tranche B1 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.45% 11/16/28 (d)(e)(p)	744,318	736,875
Allied Universal Holdco LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 9.1984% 5/14/28 (d)(e)(p)	982,456	956,254
CME Term SOFR 1 Month Index + 4.750% 10.0984% 5/14/28 (d)(e)(p)	240,000	236,700
APX Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.9291% 7/9/28 (d)(e)(p)	769,807	768,844
Archkey Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.7128% 6/30/28 (d)(e)(p)	273,719	265,507
AVSC Holding Corp. Tranche B2 1LN, term loan 3 month U.S. LIBOR + 5.500% 10.9241% 10/15/26 (d)(e)(p)	500,802	477,986
Brand Energy & Infrastructure Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.8771% 8/1/30 (d)(e)(p)	1,395,000	1,360,906
Congruex Group LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 11.2832% 5/3/29 (d)(e)(p)	197,500	193,797
Covanta Holding Corp.:
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.500% 7.8241% 11/30/28 (d)(e)(p)	216,283	215,167
CME Term SOFR 1 Month Index + 3.000% 8.3324% 11/30/28 (d)(e)(p)	125,581	125,362
Tranche C 1LN, term loan:
CME Term SOFR 1 Month Index + 2.500% 7.8241% 11/30/28 (d)(e)(p)	16,448	16,363
CME Term SOFR 1 Month Index + 3.000% 8.3212% 11/30/28 (d)(e)(p)	9,419	9,402
Ensemble RCM LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2332% 8/1/26 (d)(e)(p)	589,927	590,140
Filtration Group Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9628% 10/21/28 (d)(e)(p)	744,304	742,860
HomeServe U.S.A. Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3311% 10/13/30 (d)(e)(p)	540,000	540,167
KNS Acquisitions, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.7128% 4/21/27 (d)(e)(p)	423,072	366,486
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6993% 6/21/28 (d)(e)(p)	730,548	719,503
Maverick Purchaser Sub LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3311% 2/15/29 (d)(e)(p)	1,711,273	1,703,144
Neptune BidCo U.S., Inc.:
term loan CME Term SOFR 1 Month Index + 4.750% 10.2567% 10/11/28 (d)(e)(p)	417,900	372,558
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.5067% 4/11/29 (d)(e)(p)	1,895,475	1,697,246
Omnia Partners LLC:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6282% 7/25/30 (d)(e)(p)	493,629	494,068
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 7/25/30 (e)(p)(r)	46,371	46,412
Optiv Security, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.6296% 8/14/26 (d)(e)(p)	470,000	443,981
Pilot Travel Centers LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4484% 8/4/28 (d)(e)(p)	942,904	942,706
PowerTeam Services LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.8901% 3/6/25 (d)(e)(p)	876,193	796,897
Sabert Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.9628% 12/10/26 (d)(e)(p)	603,333	603,333
SuperMoose Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.2901% 8/29/25 (d)(e)(p)	339,110	321,731
The Brickman Group, Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6332% 4/22/29 (d)(e)(p)	138,375	138,098
WMB Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6984% 11/3/29 (d)(e)(p)	116,168	116,058
		19,284,106
Construction & Engineering - 0.1%
Breakwater Energy Partners, LLC Tranche B 1LN, term loan 11.25% 9/1/26 (c)(d)(e)(p)	1,173,407	1,141,139
Fluidra Finco SL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3734% 1/27/29 (d)(e)(p)	248,106	247,052
Pike Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8484% 1/21/28 (d)(e)(p)	795,358	795,263
Rockwood Service Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.7128% 1/23/27 (d)(e)(p)	203,462	203,411
SRS Distribution, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9628% 6/4/28 (d)(e)(p)	2,466,004	2,431,702
		4,818,567
Electrical Equipment - 0.1%
Alliance Laundry Systems LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9926% 10/8/27 (d)(e)(p)	234,248	234,347
Array Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.9274% 10/14/27 (d)(e)(p)	676,155	671,422
Vertiv Group Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1841% 3/2/27 (d)(e)(p)	1,974,670	1,976,408
		2,882,177
Ground Transportation - 0.0%
Avis Budget Group, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9484% 3/16/29 (d)(e)(p)	113,275	113,369
Genesee & Wyoming, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 2.000% 7.4901% 12/30/26 (d)(e)(p)	496,144	496,273
Uber Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.1594% 3/3/30 (d)(e)(p)	895,722	897,406
		1,507,048
Machinery - 0.0%
Ali Group North America Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4628% 7/22/29 (d)(e)(p)	893,165	892,102
Chart Industries, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6696% 3/17/30 (d)(e)(p)	687,723	685,433
CPM Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8269% 9/28/28 (d)(e)(p)	140,752	140,722
Vertical U.S. Newco, Inc. Tranche B 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 3.500% 9.3811% 7/31/27 (d)(e)(p)	288,552	288,252
		2,006,509
Passenger Airlines - 0.1%
AAdvantage Loyalty IP Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.4274% 4/20/28 (d)(e)(p)	603,000	611,291
American Airlines, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 5/29/29 (e)(p)(q)	345,000	342,630
Mileage Plus Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 10.7979% 7/2/27 (d)(e)(p)	915,196	942,304
SkyMiles IP Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1658% 10/20/27 (d)(e)(p)	288,000	294,013
United Airlines, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.2074% 4/21/28 (d)(e)(p)	394,921	394,471
		2,584,709
Professional Services - 0.1%
Cast & Crew Payroll LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 9.2128% 2/7/26 (d)(e)(p)	1,126,250	1,123,198
Ceridian HCM Holding, Inc. Tranche B, term loan CME Term SOFR 1 Month Index + 2.500% 7.9628% 4/30/25 (d)(e)(p)	833,860	834,010
CHG Healthcare Services, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7128% 9/30/28 (d)(e)(p)	774,076	771,080
CoreLogic, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9628% 6/2/28 (d)(e)(p)	1,222,456	1,145,295
EmployBridge LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 10.4071% 7/19/28 (d)(e)(p)	982,456	794,807
Galaxy U.S. Opco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1332% 4/29/29 (d)(e)(p)	488,400	451,365
Sedgwick Claims Management Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0984% 2/24/28 (d)(e)(p)	284,287	284,500
Sitel Worldwide Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0984% 8/27/28 (d)(e)(p)	333,299	317,801
Verscend Holding Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4628% 8/27/25 (d)(e)(p)	744,289	744,133
		6,466,189
Trading Companies & Distributors - 0.0%
DXP Enterprises, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.2906% 10/6/30 (d)(e)(p)	200,000	199,500
Transportation Infrastructure - 0.0%
AIT Worldwide Logistics Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1713% 4/6/28 (d)(e)(p)	381,279	371,175
ASP LS Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 10.3958% 5/7/28 (d)(e)(p)	422,843	381,793
Wwex Unified Topco Holdings LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6517% 7/26/28 (d)(e)(p)	496,212	463,725
		1,216,693
TOTAL INDUSTRIALS		52,346,889
INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.1%
Anastasia Parent LLC Tranche B, term loan CME Term SOFR 3 Month Index + 3.750% 9.4017% 8/10/25 (d)(e)(p)	1,227,390	809,464
Ciena Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3311% 10/24/30 (d)(e)(p)	79,600	79,660
CommScope, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7128% 4/4/26 (d)(e)(p)	643,146	562,148
Eos U.S. Finco LLC 1LN, term loan CME Term SOFR 3 Month Index + 6.000% 11.1643% 10/6/29 (d)(e)(p)	329,137	301,710
Radiate Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.7128% 9/25/26 (d)(e)(p)	2,466,174	1,887,067
		3,640,049
Electronic Equipment, Instruments & Components - 0.0%
Coherent Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.2128% 7/1/29 (d)(e)(p)	903,438	902,308
DG Investment Intermediate Holdings, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 9.2128% 3/31/28 (d)(e)(p)	369,235	361,082
CME Term SOFR 1 Month Index + 4.750% 10.0984% 3/31/28 (d)(e)(p)	153,450	152,299
Go Daddy Operating Co. LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4628% 8/10/27 (d)(e)(p)	982,234	982,234
		2,397,923
IT Services - 0.1%
Acuris Finance U.S., Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.5401% 2/16/28 (d)(e)(p)	175,000	173,324
Arches Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6984% 12/4/27 (d)(e)(p)	173,657	170,618
Camelot Finance SA Tranche B, term loan CME Term SOFR 1 Month Index + 3.000% 8.4628% 10/31/26 (d)(e)(p)	1,692,324	1,692,324
Constant Contact, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.6874% 2/10/28 (d)(e)(p)	248,504	237,943
Hunter U.S. Bidco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.7401% 8/19/28 (d)(e)(p)	370,000	365,993
Ion Trading Finance Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.2401% 3/26/28 (d)(e)(p)	593,407	588,636
Park Place Technologies LLC 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4484% 11/10/27 (d)(e)(p)	868,637	855,425
Peraton Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1984% 2/1/28 (d)(e)(p)	2,313,638	2,297,535
Tempo Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0984% 8/31/28 (d)(e)(p)	299,683	299,823
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4484% 1/13/29 (d)(e)(p)	867,500	864,464
		7,546,085
Semiconductors & Semiconductor Equipment - 0.0%
Entegris, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.8901% 7/6/29 (d)(e)(p)	184,106	184,310
MKS Instruments, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8227% 8/17/29 (d)(e)(p)	1,082,582	1,079,421
		1,263,731
Software - 0.6%
A&V Holdings Midco LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.370% 11.14% 3/10/27 (d)(e)(p)	137,500	135,094
Applied Systems, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.8901% 9/19/26 (d)(e)(p)	467,650	469,114
AppLovin Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.100% 8.4484% 8/15/30 (d)(e)(p)	1,252,666	1,252,465
Aptean, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6984% 4/23/26 (d)(e)(p)	744,153	741,980
Ascend Learning LLC:
2LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.1984% 12/10/29 (d)(e)(p)	130,000	110,709
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9484% 12/10/28 (d)(e)(p)	2,412,722	2,354,744
Byju's Alpha, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.000% 15.5% 11/24/26 (d)(e)(p)	281,796	98,629
Central Parent, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4062% 7/6/29 (d)(e)(p)	704,712	704,839
Cloud Software Group, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.9901% 3/30/29 (d)(e)(p)	1,765,176	1,688,320
ConnectWise LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9628% 9/30/28 (d)(e)(p)	831,212	810,640
DCert Buyer, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3484% 10/16/26 (d)(e)(p)	1,227,735	1,211,971
Tranche B 2LN, term loan CME Term SOFR 3 Month Index + 7.000% 12.3484% 2/19/29 (d)(e)(p)	500,000	451,040
DH Corp./Societe term loan CME Term SOFR 3 Month Index + 7.250% 12.7129% 9/13/29 (c)(d)(e)(p)	12,210	12,014
Epicor Software Corp.:
1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0984% 7/31/27 (d)(e)(p)	250,000	251,408
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7128% 7/31/27 (d)(e)(p)	496,164	496,918
Finastra U.S.A., Inc. term loan CME Term SOFR 1 Month Index + 7.250% 12.7129% 9/13/29 (c)(d)(e)(p)	522,790	514,426
Flexera Software LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2128% 3/3/28 (d)(e)(p)	587,660	581,660
Gen Digital, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4484% 9/12/29 (d)(e)(p)	1,408,182	1,403,858
Greeneden U.S. Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4628% 12/1/27 (d)(e)(p)	1,287,044	1,287,623
Helios Software Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.7401% 7/18/30 (d)(e)(p)	115,000	114,162
McAfee Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1701% 3/1/29 (d)(e)(p)	1,612,657	1,589,338
MH Sub I LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5984% 5/3/28 (d)(e)(p)	3,220,333	3,115,222
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.5984% 2/23/29 (d)(e)(p)	750,000	673,125
Open Text Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1984% 1/31/30 (d)(e)(p)	1,145,658	1,146,804
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4628% 6/2/28 (d)(e)(p)	2,818,365	2,739,451
Project Alpha Intermediate Holding, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0929% 10/26/30 (d)(e)(p)	820,000	805,519
Project Boost Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 6.6153% 5/30/26 (d)(e)(p)	175,000	174,344
Proofpoint, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7128% 8/31/28 (d)(e)(p)	1,473,750	1,461,857
Rackspace Technology Global, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1865% 2/15/28 (d)(e)(p)	982,368	400,619
RealPage, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4628% 4/22/28 (d)(e)(p)	595,418	580,164
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1984% 9/30/28 (d)(e)(p)	400,000	383,724
Renaissance Holdings Corp. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0984% 4/7/30 (d)(e)(p)	915,000	912,813
Roper Industrial Products Investment Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.8901% 11/22/29 (d)(e)(p)	238,800	238,845
Sophia LP Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9484% 10/7/27 (d)(e)(p)	731,203	731,429
Sovos Compliance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.9628% 8/11/28 (d)(e)(p)	298,833	292,623
SS&C Technologies, Inc.:
Tranche B 5LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.2128% 4/16/25 (d)(e)(p)	924,834	924,834
Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.6984% 3/22/29 (d)(e)(p)	352,180	351,856
Tranche B7 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.6984% 3/22/29 (d)(e)(p)	592,664	592,118
Ukg, Inc.:
1LN, term loan:
CME Term SOFR 1 Month Index + 4.500% 9.9882% 5/4/26 (d)(e)(p)	249,375	249,998
CME Term SOFR 3 Month Index + 3.250% 8.7643% 5/4/26 (d)(e)(p)	1,761,957	1,761,957
CME Term SOFR 3 Month Index + 3.750% 9.2332% 5/4/26 (d)(e)(p)	994,819	996,888
2LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.7643% 5/3/27 (d)(e)(p)	1,145,000	1,144,290
Veritas U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4628% 9/1/25 (d)(e)(p)	954,227	746,682
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.6984% 2/28/27 (d)(e)(p)	432,758	431,676
		37,137,790
TOTAL INFORMATION TECHNOLOGY		51,985,578
MATERIALS - 0.4%
Chemicals - 0.2%
ARC Falcon I, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.9484% 9/30/28 (d)(e)(p)	1,106,555	1,069,607
Aruba Investment Holdings LLC:
1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0984% 11/24/27 (d)(e)(p)	124,063	121,736
2LN, term loan CME Term SOFR 1 Month Index + 7.750% 13.1984% 11/24/28 (d)(e)(p)	110,000	101,778
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4484% 11/24/27 (d)(e)(p)	992,405	976,278
Avient Corp. Tranche B7 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8902% 8/29/29 (d)(e)(p)	66,693	66,764
Bakelite U.S. Holding Ltd. 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.5401% 5/27/29 (d)(e)(p)	372,563	360,454
Consolidated Energy Finance SA Tranche B, term loan CME Term SOFR 1 Month Index + 2.500% 7.9484% 5/7/25 (d)(e)(p)	281,639	277,721
Cyanco Intermediate 2 Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0984% 7/7/28 (d)(e)(p)	140,000	139,300
Derby Buyer LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5701% 11/1/30 (d)(e)(p)	440,000	438,165
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.7651% 10/4/29 (d)(e)(p)	1,810,139	1,723,705
Groupe Solmax, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.3144% 5/27/28 (d)(e)(p)	639,184	590,216
Herens U.S. Holdco Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.920% 9.4151% 7/3/28 (d)(e)(p)	68,957	58,426
Hexion Holdings Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 10.0215% 3/15/29 (d)(e)(p)	917,805	853,045
Hexion, Inc. 2LN, term loan CME Term SOFR 1 Month Index + 7.430% 12.8859% 3/15/30 (d)(e)(p)	95,000	76,950
INEOS U.S. Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9484% 2/10/30 (d)(e)(p)	119,700	118,559
INEOS U.S. Petrochem LLC:
1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1984% 3/1/30 (d)(e)(p)	149,625	144,575
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6984% 4/2/29 (d)(e)(p)	813,906	790,507
Manchester Acquisition Sub LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 11.3096% 12/1/26 (d)(e)(p)	105,883	94,977
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 5.000% 10.3901% 11/9/28 (d)(e)(p)	360,000	360,270
CME Term SOFR 3 Month Index + 3.750% 9.4017% 11/9/28 (d)(e)(p)	1,566,591	1,554,183
Starfruit U.S. Holdco LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.000% 9.4227% 4/3/28 (d)(e)(p)	114,713	113,804
CME Term SOFR 1 Month Index + 4.000% 9.4671% 4/3/28 (d)(e)(p)	635,217	629,855
The Chemours Co. LLC Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8484% 8/18/28 (d)(e)(p)	875,595	864,108
U.S. Coatings Acquisition, Inc. Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8901% 12/20/29 (d)(e)(p)	78,216	78,338
W.R. Grace Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 9.4017% 9/22/28 (d)(e)(p)	189,518	188,665
		11,791,986
Construction Materials - 0.0%
Janus International Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7643% 8/3/30 (d)(e)(p)	165,000	164,753
Smyrna Ready Mix LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8311% 4/1/29 (d)(e)(p)	246,619	246,619
VM Consolidated, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7128% 3/27/28 (d)(e)(p)	789,657	791,466
White Capital Buyer LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.0984% 10/19/27 (d)(e)(p)	742,443	741,686
		1,944,524
Containers & Packaging - 0.2%
AOT Packaging Products AcquisitionCo LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7128% 3/3/28 (d)(e)(p)	744,289	726,947
Berlin Packaging, LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.5867% 3/11/28 (d)(e)(p)	982,359	963,733
Berry Global, Inc. Tranche AA 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1858% 7/1/29 (d)(e)(p)	455,757	454,094
Charter NEX U.S., Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2128% 12/1/27 (d)(e)(p)	608,795	606,007
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.170% 9.6234% 4/13/29 (d)(e)(p)	3,044,976	3,019,277
Graham Packaging Co., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4628% 8/4/27 (d)(e)(p)	1,179,196	1,175,682
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 4.750% 10.476% 2/9/26 (d)(e)(p)	452,679	416,749
Reynolds Consumer Products LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1984% 1/30/27 (d)(e)(p)	449,601	449,259
Reynolds Group Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7128% 9/24/28 (d)(e)(p)	1,715,475	1,715,407
		9,527,155
Metals & Mining - 0.0%
Arsenal AIC Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8484% 8/18/30 (d)(e)(p)	410,000	409,914
U.S. Silica Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1984% 3/23/30 (d)(e)(p)	230,896	230,859
		640,773
Paper & Forest Products - 0.0%
Ahlstrom-Munksjo OYJ 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.6517% 2/4/28 (d)(e)(p)	248,130	242,795
TOTAL MATERIALS		24,147,233
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.750% 8.2128% 8/21/25 (d)(e)(p)	142,828	142,471
CME Term SOFR 1 Month Index + 3.250% 8.6984% 1/31/30 (d)(e)(p)	463,043	447,994
CME Term SOFR 1 Month Index + 4.000% 9.3484% 1/31/30 (d)(e)(p)	190,000	185,725
Greystar Real Estate Partners 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.147% 8/21/30 (d)(e)(p)	240,000	240,000
		1,016,190
UTILITIES - 0.1%
Electric Utilities - 0.1%
Brookfield WEC Holdings, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0741% 8/1/25 (d)(e)(p)	193,050	193,291
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.2128% 8/1/25 (d)(e)(p)	1,974,670	1,975,816
Generation Bridge Northeast LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5984% 8/7/29 (d)(e)(p)	283,963	284,672
PG&E Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4628% 6/23/25 (d)(e)(p)	844,354	843,958
Vistra Operations Co. LLC Tranche B 3LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1886% 12/31/25 (d)(e)(p)	495,752	495,816
		3,793,553
Independent Power and Renewable Electricity Producers - 0.0%
Calpine Construction Finance Co. LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5984% 7/20/30 (d)(e)(p)	185,000	184,277
Esdec Solar Group BV Tranche B 1LN, term loan 6 month U.S. LIBOR + 4.750% 10.4017% 8/27/28 (d)(e)(p)	148,156	139,266
Win Waste Innovations Holdings Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.2128% 3/25/28 (d)(e)(p)	248,096	223,562
		547,105
TOTAL UTILITIES		4,340,658
TOTAL BANK LOAN OBLIGATIONS (Cost $294,924,763)		291,036,925

Bank Notes - 0.0%
	Principal Amount (a)	Value ($)
Discover Bank 5.974% 8/9/28 (d) (Cost $1,750,000)	1,750,000	1,624,994

Preferred Securities - 0.4%
		Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
CAS Capital No 1 Ltd. 4% (Reg. S) (d)(j)		200,000	169,976
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen International Finance NV 3.875% (Reg. S) (d)(j)	EUR	2,700,000	2,517,534
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (j)		450,000	444,375
Tobacco - 0.0%
British American Tobacco PLC 3% (Reg. S) (d)(j)	EUR	1,095,000	1,027,126
TOTAL CONSUMER STAPLES			1,471,501
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energy Transfer LP 3 month U.S. LIBOR + 4.020% 9.6693% (d)(e)(j)		4,648,000	4,415,183
EnLink Midstream Partners LP CME Term SOFR 3 Month Index + 4.370% 9.7798% (d)(e)(j)		1,232,000	1,103,027
Plains All American Pipeline LP CME Term SOFR 3 Month Index + 4.110% 9.7513% (d)(e)(j)		889,000	846,109
			6,364,319
FINANCIALS - 0.1%
Banks - 0.1%
AIB Group PLC 6.25% (Reg. S) (d)(j)	EUR	275,000	291,106
Banco Do Brasil SA 6.25% (b)(d)(j)		200,000	189,536
Banco Mercantil del Norte SA:
6.75% (b)(d)(j)		370,000	360,195
7.625% (b)(d)(j)		165,000	153,450
Bank of America Corp.:
5.875% (d)(j)		565,000	516,986
6.25% (d)(j)		330,000	325,495
Barclays PLC 7.125% (d)(j)	GBP	310,000	372,807
BBVA Bancomer SA Texas Branch:
5.125% 1/18/33 (b)(d)		200,000	178,676
8.45% 6/29/38 (b)(d)		200,000	200,568
BNP Paribas SA 6.625% (Reg. S) (d)(j)		335,000	332,906
JPMorgan Chase & Co.:
4.6% (d)(j)		1,190,000	1,142,215
6.1% (d)(j)		135,000	134,299
NBK Tier 1 Financing 2 Ltd. 4.5% (b)(d)(j)		400,000	374,800
Societe Generale 7.875% (Reg. S) (d)(j)		200,000	199,843
Wells Fargo & Co. 5.9% (d)(j)		300,000	295,278
			5,068,160
Capital Markets - 0.0%
Charles Schwab Corp.:
4% (d)(j)		500,000	377,562
5.375% (d)(j)		240,000	231,896
Credit Suisse Group AG 7.5% (Reg. S) (d)(i)(j)		995,000	109,450
UBS Group AG 7% (Reg. S) (d)(j)		200,000	195,750
			914,658
Consumer Finance - 0.0%
Ally Financial, Inc.:
4.7% (d)(j)		420,000	295,610
4.7% (d)(j)		1,340,000	863,732
			1,159,342
Insurance - 0.0%
QBE Insurance Group Ltd. 5.25% (Reg. S) (d)(j)		690,000	647,981
TOTAL FINANCIALS			7,790,141
INDUSTRIALS - 0.1%
Ground Transportation - 0.0%
Mobico Group PLC 4.25% (Reg. S) (d)(j)	GBP	165,000	179,975
Marine Transportation - 0.0%
DP World Salaam 6% (Reg. S) (d)(j)		400,000	393,750
Trading Companies & Distributors - 0.1%
AerCap Holdings NV 5.875% 10/10/79 (d)		2,000,000	1,932,715
Air Lease Corp. 4.125% (d)(j)		635,000	468,159
Aircastle Ltd. 5.25% (b)(d)(j)		630,000	525,827
			2,926,701
TOTAL INDUSTRIALS			3,500,426
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Network i2i Ltd.:
3.975% (b)(d)(j)		200,000	183,390
5.65% (b)(d)(j)		200,000	196,082
			379,472
MATERIALS - 0.0%
Construction Materials - 0.0%
CEMEX S.A.B. de CV:
5.125% (b)(d)(j)		430,000	401,276
9.125% (b)(d)(j)		200,000	208,500
			609,776
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Aroundtown SA 3.375% (Reg. S) (d)(j)	EUR	1,100,000	460,980
Citycon Oyj 4.496% (Reg. S) (d)(j)	EUR	215,000	163,585
CPI Property Group SA 3.75% (Reg. S) (d)(j)	EUR	415,000	92,604
Heimstaden Bostad AB 3.625% (Reg. S) (d)(j)	EUR	875,000	352,356
Samhallsbyggnadsbolaget I Norden AB 2.624% (Reg. S) (d)(j)	EUR	385,000	59,320
			1,128,845
UTILITIES - 0.0%
Electric Utilities - 0.0%
Electricite de France SA 5.625% (Reg. S) (d)(j)		345,000	341,119
SSE PLC 3.74% (Reg. S) (d)(j)	GBP	100,000	117,237
			458,356
Multi-Utilities - 0.0%
Veolia Environnement SA 2% (Reg. S) (d)(j)	EUR	300,000	283,282
TOTAL UTILITIES			741,638
TOTAL PREFERRED SECURITIES (Cost $25,270,898)			24,673,628

Money Market Funds - 4.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (s) (Cost $292,079,770)	292,021,366	292,079,770

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (a)	Value ($)
Put Options - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay annually a fixed rate of 3.305% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2033	5/22/28	2,600,000	132,776

Call Options - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a fixed rate of 3.305% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2033	5/22/28	2,600,000	73,869

TOTAL PURCHASED SWAPTIONS (Cost $211,588)			206,645

TOTAL INVESTMENT IN SECURITIES - 118.1% (Cost $7,458,503,431)	7,247,164,288
NET OTHER ASSETS (LIABILITIES) - (18.1)% (t)	(1,109,883,014)
NET ASSETS - 100.0%	6,137,281,274

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 12/1/53	(15,850,000)	(12,799,813)
2% 12/1/53	(5,800,000)	(4,683,843)
2% 12/1/53	(18,900,000)	(15,262,869)
2% 12/1/53	(10,750,000)	(8,681,261)
2% 12/1/53	(21,100,000)	(17,039,499)
2.5% 12/1/53	(13,700,000)	(11,447,746)
2.5% 12/1/53	(18,050,000)	(15,082,614)
3% 12/1/53	(12,650,000)	(10,955,842)
3% 12/1/53	(19,750,000)	(17,104,971)
3.5% 12/1/53	(8,250,000)	(7,378,866)
3.5% 12/1/53	(8,250,000)	(7,378,866)
5.5% 12/1/53	(3,775,000)	(3,750,377)
6.5% 12/1/53	(11,600,000)	(11,795,926)
6.5% 12/1/53	(5,800,000)	(5,897,963)

TOTAL GINNIE MAE		(149,260,456)

Uniform Mortgage Backed Securities
2% 12/1/53	(18,600,000)	(14,470,326)
2% 12/1/53	(8,650,000)	(6,729,479)
2% 12/1/53	(10,100,000)	(7,857,542)
2% 12/1/53	(17,825,000)	(13,867,395)
2% 12/1/53	(1,900,000)	(1,478,152)
2% 12/1/53	(5,600,000)	(4,356,657)
2% 12/1/53	(73,400,000)	(57,103,328)
2% 12/1/53	(6,950,000)	(5,406,923)
2% 12/1/53	(24,250,000)	(18,865,882)
2% 12/1/53	(6,300,000)	(4,901,239)
2% 12/1/53	(4,000,000)	(3,111,898)
2.5% 12/1/53	(31,750,000)	(25,749,755)
2.5% 12/1/53	(2,900,000)	(2,351,946)
3% 12/1/53	(7,050,000)	(5,951,745)
3% 12/1/53	(19,400,000)	(16,377,851)
3% 12/1/53	(800,000)	(675,375)
3% 12/1/53	(63,400,000)	(53,523,491)
3% 12/1/53	(25,250,000)	(21,316,532)
3% 12/1/53	(10,175,000)	(8,589,929)
3% 12/1/53	(25,250,000)	(21,316,532)
3.5% 12/1/53	(900,000)	(789,855)
3.5% 12/1/53	(1,500,000)	(1,316,426)
3.5% 12/1/53	(1,600,000)	(1,404,187)
3.5% 12/1/53	(20,650,000)	(18,122,791)
3.5% 12/1/53	(23,450,000)	(20,580,119)
4% 12/1/53	(4,600,000)	(4,179,174)
4% 12/1/53	(900,000)	(817,664)
4.5% 12/1/53	(7,600,000)	(7,122,028)
4.5% 12/1/53	(1,800,000)	(1,686,796)
4.5% 12/1/53	(5,000,000)	(4,685,545)
5% 12/1/38	(2,400,000)	(2,339,063)
5% 12/1/38	(3,400,000)	(3,313,672)
5% 12/1/53	(1,975,000)	(1,902,556)
5% 12/1/53	(900,000)	(866,988)
5.5% 12/1/53	(13,500,000)	(13,311,216)
5.5% 12/1/53	(4,300,000)	(4,239,869)
5.5% 12/1/53	(1,800,000)	(1,774,829)
5.5% 12/1/53	(4,100,000)	(4,042,666)
5.5% 12/1/53	(4,000,000)	(3,944,064)
5.5% 12/1/53	(1,500,000)	(1,479,024)
6.5% 12/1/53	(550,000)	(558,937)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(392,479,446)

TOTAL TBA SALE COMMITMENTS (Proceeds $532,821,035)		(541,739,902)

Written Swaptions
	Expiration Date	Notional Amount (a)	Value ($)
Put Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index and receive annually a fixed rate of 3.7675, expiring September 2033.	9/20/28	500,000	(21,557)

Call Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.7675 and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring September 2033.	9/20/28	500,000	(18,572)

TOTAL WRITTEN SWAPTIONS			(40,129)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	13	Dec 2023	967,718	(4,102)	(4,102)
Eurex Euro-Bund Contracts (Germany)	6	Mar 2024	866,337	(969)	(969)
Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	10	Mar 2024	1,416,792	(6,754)	(6,754)
TME 10 Year Canadian Note Contracts (Canada)	48	Mar 2024	4,236,324	31,696	31,696

TOTAL BOND INDEX CONTRACTS					19,871

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	443	Mar 2024	90,576,195	269,108	269,108
CBOT 5-Year U.S. Treasury Note Contracts (United States)	2,408	Mar 2024	257,298,563	1,192,809	1,192,809
CBOT Long Term U.S. Treasury Bond Contracts (United States)	35	Mar 2024	4,075,313	20,737	20,737
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	10	Mar 2024	1,230,000	14,508	14,508

TOTAL TREASURY CONTRACTS					1,497,162

TOTAL PURCHASED					1,517,033

Sold

Bond Index Contracts
ICE Long Gilt Contracts (United Kingdom)	27	Mar 2024	3,295,449	15,109	15,109

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	499	Mar 2024	54,788,641	(287,157)	(287,157)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	275	Mar 2024	29,384,180	(138,053)	(138,053)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	197	Mar 2024	22,938,188	(112,790)	(112,790)

TOTAL TREASURY CONTRACTS					(538,000)

TOTAL SOLD					(522,891)

TOTAL FUTURES CONTRACTS					994,142
The notional amount of futures purchased as a percentage of Net Assets is 5.9%
The notional amount of futures sold as a percentage of Net Assets is 1.9%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

CAD	93,000	USD	68,822	BNP Paribas S.A.	12/08/23	(281)
CAD	94,000	USD	68,931	Canadian Imperial Bk. of Comm.	12/08/23	347
EUR	25,000	USD	26,628	BNP Paribas S.A.	12/08/23	590
EUR	30,000	USD	31,622	BNP Paribas S.A.	12/08/23	1,039
EUR	45,000	USD	47,694	Brown Brothers Harriman & Co	12/08/23	1,298
EUR	40,000	USD	42,393	JPMorgan Chase Bank, N.A.	12/08/23	1,156
EUR	71,000	USD	77,838	JPMorgan Chase Bank, N.A.	12/08/23	(540)
EUR	633,000	USD	671,752	Royal Bank of Canada	12/08/23	17,402
GBP	40,000	USD	49,085	BNP Paribas S.A.	12/08/23	1,415
GBP	381,000	USD	480,371	BNP Paribas S.A.	12/08/23	642
GBP	120,000	USD	148,726	Canadian Imperial Bk. of Comm.	12/08/23	2,774
GBP	54,000	USD	65,595	Citibank, N. A.	12/08/23	2,580
GBP	93,000	USD	114,384	JPMorgan Chase Bank, N.A.	12/08/23	3,029
GBP	369,000	USD	450,501	State Street Bank and Trust Co	12/08/23	15,362
USD	24,665	AUD	39,000	Brown Brothers Harriman & Co	12/08/23	(1,108)
USD	36,677	AUD	57,000	HSBC Bank	12/08/23	(991)
USD	31,925	AUD	50,000	JPMorgan Chase Bank, N.A.	12/08/23	(1,117)
USD	39,433	CAD	54,000	Brown Brothers Harriman & Co	12/08/23	(365)
USD	1,555,091	CAD	2,122,000	Canadian Imperial Bk. of Comm.	12/08/23	(8,823)
USD	65,726	CAD	89,000	HSBC Bank	12/08/23	133
USD	15,588	CAD	21,000	HSBC Bank	12/08/23	111
USD	31,154	CAD	42,000	JPMorgan Chase Bank, N.A.	12/08/23	200
USD	238,900	CAD	324,000	JPMorgan Chase Bank, N.A.	12/08/23	112
USD	53,183	CAD	73,000	State Street Bank and Trust Co	12/08/23	(618)
USD	66,485	EUR	62,000	BNP Paribas S.A.	12/08/23	(1,015)
USD	84,332	EUR	80,000	BNP Paribas S.A.	12/08/23	(2,765)
USD	28,386,229	EUR	26,369,000	Bank of America, N.A.	12/08/23	(321,990)
USD	291,355	EUR	278,000	Bank of America, N.A.	12/08/23	(11,307)
USD	42,289	EUR	40,000	Bank of America, N.A.	12/08/23	(1,260)
USD	555,295	EUR	525,000	Bank of America, N.A.	12/08/23	(16,278)
USD	516,126	EUR	472,000	Bank of America, N.A.	12/08/23	2,254
USD	243,980	EUR	228,000	Canadian Imperial Bk. of Comm.	12/08/23	(4,246)
USD	1,242,393	EUR	1,139,000	Canadian Imperial Bk. of Comm.	12/08/23	2,351
USD	407,430	EUR	381,000	Citibank, N. A.	12/08/23	(7,369)
USD	20,622,898	EUR	19,429,000	Citibank, N. A.	12/08/23	(529,666)
USD	141,912	EUR	134,000	HSBC Bank	12/08/23	(3,975)
USD	1,756,213	EUR	1,659,000	JPMorgan Chase Bank, N.A.	12/08/23	(49,959)
USD	239,612	EUR	227,000	JPMorgan Chase Bank, N.A.	12/08/23	(7,525)
USD	105,416	EUR	99,000	JPMorgan Chase Bank, N.A.	12/08/23	(2,366)
USD	3,402,402	EUR	3,168,000	JPMorgan Chase Bank, N.A.	12/08/23	(46,634)
USD	109,861	GBP	91,000	BNP Paribas S.A.	12/08/23	(5,027)
USD	174,138	GBP	143,000	BNP Paribas S.A.	12/08/23	(6,399)
USD	138,171	GBP	111,000	BNP Paribas S.A.	12/08/23	(1,967)
USD	347,403	GBP	275,000	BNP Paribas S.A.	12/08/23	215
USD	48,663	GBP	40,000	Brown Brothers Harriman & Co	12/08/23	(1,837)
USD	43,400	GBP	35,000	Brown Brothers Harriman & Co	12/08/23	(787)
USD	71,551	GBP	59,000	Goldman Sachs Bank USA	12/08/23	(2,936)
USD	22,022,828	GBP	17,649,000	Royal Bank of Canada	12/08/23	(259,051)
USD	6,560,693	GBP	5,375,000	State Street Bank and Trust Co	12/08/23	(225,250)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(1,470,442)
Unrealized Appreciation						53,010
Unrealized Depreciation						(1,523,452)

Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty(2)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(4)		Value ($)(1)	Upfront Premium Received/ (Paid) ($)(5)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		20,000	261	(323)	(62)
CMBX N.A. AAA Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		1,890,000	56,781	(69,052)	(12,271)
CMBX N.A. AAA Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		730,000	21,931	(32,743)	(10,812)
CMBX N.A. BBB- Index Series 13		Dec 2072	Goldman Sachs & Co. LLC	(3%)	Monthly		330,000	93,651	(88,373)	5,278
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		180,000	39,838	(44,559)	(4,721)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		330,000	73,037	(81,386)	(8,349)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		280,000	61,971	(74,593)	(12,622)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		680,000	150,500	(153,694)	(3,194)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		900,000	199,192	(204,912)	(5,720)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		450,000	99,596	(137,338)	(37,742)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		170,000	37,625	(47,326)	(9,701)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		130,000	28,772	(37,618)	(8,846)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		590,000	130,581	(146,213)	(15,632)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		30,000	6,640	(7,988)	(1,348)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		370,000	81,890	(108,209)	(26,319)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		600,000	132,794	(180,740)	(47,946)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		950,000	210,258	(281,941)	(71,683)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		680,000	150,500	(176,310)	(25,810)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly		180,000	39,838	(52,111)	(12,273)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly		110,000	24,346	(33,718)	(9,372)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		380,000	84,103	(88,565)	(4,462)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		120,000	26,559	(29,124)	(2,565)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		300,000	66,397	(76,840)	(10,443)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		170,000	37,625	(40,714)	(3,089)
Intesa Sanpaolo SpA		Jun 2028	JPMorgan Chase Bank, N.A.	(1%)	Quarterly	EUR	770,000	(7,473)	1,016	(6,457)

TOTAL BUY PROTECTION								1,847,213	(2,193,374)	(346,161)
Sell Protection
5-Year CDX N.A. EM Series 40	NA	Dec 2028	ICE	0.01%	Quarterly		4,510,000	104,888	0	104,888
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		20,000	(261)	471	210

TOTAL SELL PROTECTION								104,627	471	105,098
TOTAL CREDIT DEFAULT SWAPS								1,951,840	(2,192,903)	(241,063)

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(4)Notional amount is stated in U.S. Dollars unless otherwise noted.

(5)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4.25%	Annual	LCH	Dec 2025	70,110,000	(525,986)	0	(525,986)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4%	Annual	LCH	Dec 2026	13,770,000	(138,921)	0	(138,921)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Dec 2028	13,120,000	(176,718)	0	(176,718)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Dec 2030	23,163,000	(518,646)	0	(518,646)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Dec 2043	7,480,000	(252,757)	0	(252,757)
3.25%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Dec 2053	890,000	22,892	0	22,892
TOTAL INTEREST RATE SWAPS							(1,590,136)	0	(1,590,136)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound sterling
USD	-	U.S. dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $963,543,719 or 15.7% of net assets.

(c)	Level 3 security
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $61,920 or 0.0% of net assets.

(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Non-income producing - Security is in default.
(j)	Security is perpetual in nature with no stated maturity date.
(k)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,549,545.
(l)
Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts and bi-lateral over the counter (OTC) swaps. At period end, the value of securities pledged amounted to $1,912,283.

(m)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $3,537,122.
(n)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(o)	Non-income producing
(p)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(q)	The coupon rate will be determined upon settlement of the loan after period end.
(r)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $46,371 and $46,412, respectively.

(s)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(t)	Includes $543,496 of cash collateral segregated to cover margin requirements for centrally cleared OTC swaps.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Jonah Energy Parent LLC 12% 11/5/25	5/05/23	58,415

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	171,775,801	996,791,094	876,487,125	4,105,855	-	-	292,079,770	0.6%
Total	171,775,801	996,791,094	876,487,125	4,105,855	-	-	292,079,770

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.Corporate Bonds, U.S. Treasury Obligations, Municipal Securities, Foreign Government and Government Agency Obligations, Supranational Obligations, Bank Loan Obligations, Bank Notes and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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